UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21714

MML Series Investment Fund II
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA	01111
(Address of principal executive offices)	(Zip code)

Douglas Steele
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(413) 744-1000

Date of fiscal year end:	12/31/2025

Date of reporting period:	06/30/2025

Item 1. Reports to Stockholders.

(a)	The Reports to Stockholders are attached herewith.

MML Blend Fund
Initial Class
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Blend Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$23	0.45%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$682.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	10
Portfolio Turnover Rate	3%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	59.8%
Fixed Income Funds	38.8%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-2BACF

MML Blend Fund
Service Class
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Blend Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$36	0.70%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$682.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	10
Portfolio Turnover Rate	3%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	59.8%
Fixed Income Funds	38.8%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-2BACG

MML Equity Fund
Initial Class
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$22	0.43%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$852.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	223
Portfolio Turnover Rate	37%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	5.5%
Johnson & Johnson	3.7%
Bank of America Corp.	2.8%
Cisco Systems, Inc.	2.6%
Wells Fargo & Co.	2.3%
Walt Disney Co.	2.3%
Morgan Stanley	2.1%
Goldman Sachs Group, Inc.	2.1%
Chevron Corp.	2.0%
Caterpillar, Inc.	2.0%

Sectors (% of Total Investments)
Financials	32.4%
Health Care	15.1%
Industrials	11.9%
Communication Services	8.6%
Consumer Discretionary	6.2%
Consumer Staples	6.0%
Information Technology	6.0%
Energy	5.4%
Materials	3.7%
Utilities	3.4%
Equity Funds	0.7%
Real Estate	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-2BAKF

MML Equity Fund
Service Class
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$35	0.68%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$852.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	223
Portfolio Turnover Rate	37%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	5.5%
Johnson & Johnson	3.7%
Bank of America Corp.	2.8%
Cisco Systems, Inc.	2.6%
Wells Fargo & Co.	2.3%
Walt Disney Co.	2.3%
Morgan Stanley	2.1%
Goldman Sachs Group, Inc.	2.1%
Chevron Corp.	2.0%
Caterpillar, Inc.	2.0%

Sectors (% of Total Investments)
Financials	32.4%
Health Care	15.1%
Industrials	11.9%
Communication Services	8.6%
Consumer Discretionary	6.2%
Consumer Staples	6.0%
Information Technology	6.0%
Energy	5.4%
Materials	3.7%
Utilities	3.4%
Equity Funds	0.7%
Real Estate	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-2BAKG

MML Inflation-Protected and Income Fund
Initial Class
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Inflation-Protected and Income Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$31	0.62%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$166.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	176
Portfolio Turnover Rate	44%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	62.5%
U.S. Treasury Obligations	22.0%
Commercial Paper	11.1%
U.S. Government Agency Obligations and Instrumentalities	3.1%
Repurchase Agreement	1.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITJLF

MML Inflation-Protected and Income Fund
Service Class
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Inflation-Protected and Income Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$44	0.87%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$166.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	176
Portfolio Turnover Rate	44%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	62.5%
U.S. Treasury Obligations	22.0%
Commercial Paper	11.1%
U.S. Government Agency Obligations and Instrumentalities	3.1%
Repurchase Agreement	1.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITJLG

MML iShares® 60/40 Allocation Fund
Class II
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML iShares® 60/40 Allocation Fund* (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$24	0.46%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$63.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	11
Portfolio Turnover Rate	5%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	60.0%
Fixed Income Funds	40.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

* iShares® and BlackRock® are registered trademarks of BlackRock, Inc. and its affiliates and are used under license.
MM202912-309532	PAGE 1	TSR-SAR-IT25F

MML iShares® 60/40 Allocation Fund
Service Class I
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML iShares® 60/40 Allocation Fund* (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$36	0.71%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$63.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	11
Portfolio Turnover Rate	5%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	60.0%
Fixed Income Funds	40.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

* iShares® and BlackRock® are registered trademarks of BlackRock, Inc. and its affiliates and are used under license.
MM202912-309532	PAGE 1	TSR-SAR-IT25G

MML iShares® 80/20 Allocation Fund
Class II
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML iShares® 80/20 Allocation Fund* (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$24	0.46%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$117.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	13
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	79.0%
Fixed Income Funds	19.7%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

* iShares® and BlackRock® are registered trademarks of BlackRock, Inc. and its affiliates and are used under license.
MM202912-309532	PAGE 1	TSR-SAR-IT26F

MML iShares® 80/20 Allocation Fund
Service Class I
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML iShares® 80/20 Allocation Fund* (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$37	0.71%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$117.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	13
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	79.0%
Fixed Income Funds	19.7%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

* iShares® and BlackRock® are registered trademarks of BlackRock, Inc. and its affiliates and are used under license.
MM202912-309532	PAGE 1	TSR-SAR-IT26G

MML Managed Bond Fund
Initial Class
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Managed Bond Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$23	0.45%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$734.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	393
Portfolio Turnover Rate	88%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	38.2%
U.S. Government Agency Obligations and Instrumentalities	27.3%
Non-U.S. Government Agency Obligations	19.2%
U.S. Treasury Obligations	13.6%
Investment of Cash Collateral from Securities Loaned	0.8%
Commercial Paper	0.8%
Sovereign Debt Obligations	0.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIYF

MML Managed Bond Fund
Service Class
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Managed Bond Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$35	0.70%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$734.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	393
Portfolio Turnover Rate	88%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	38.2%
U.S. Government Agency Obligations and Instrumentalities	27.3%
Non-U.S. Government Agency Obligations	19.2%
U.S. Treasury Obligations	13.6%
Investment of Cash Collateral from Securities Loaned	0.8%
Commercial Paper	0.8%
Sovereign Debt Obligations	0.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIYG

MML Short-Duration Bond Fund
Class II
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Short-Duration Bond Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$30	0.59%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$110.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	265
Portfolio Turnover Rate	23%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	44.6%
Non-U.S. Government Agency Obligations	34.6%
Commercial Paper	18.9%
Repurchase Agreement	1.3%
Investment of Cash Collateral from Securities Loaned	0.5%
U.S. Government Agency Obligations and Instrumentalities	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYFLF

MML Short-Duration Bond Fund
Service Class I
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Short-Duration Bond Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$42	0.84%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$110.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	265
Portfolio Turnover Rate	23%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	44.6%
Non-U.S. Government Agency Obligations	34.6%
Commercial Paper	18.9%
Repurchase Agreement	1.3%
Investment of Cash Collateral from Securities Loaned	0.5%
U.S. Government Agency Obligations and Instrumentalities	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYFLG

MML Small Cap Equity Fund
Initial Class
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Small Cap Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$35	0.71%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$123.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Portfolio Turnover Rate	18%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
AutoNation, Inc.	2.2%
Itron, Inc.	2.1%
Wintrust Financial Corp.	1.9%
Casella Waste Systems, Inc. Class A	1.8%
Zurn Elkay Water Solutions Corp.	1.7%
Belden, Inc.	1.6%
Enpro, Inc.	1.6%
Esab Corp.	1.6%
PennyMac Financial Services, Inc.	1.6%
American Healthcare REIT, Inc.	1.5%

Sectors (% of Total Investments)
Industrials	21.0%
Financials	19.2%
Health Care	14.9%
Information Technology	13.5%
Consumer Discretionary	11.5%
Real Estate	5.6%
Energy	4.0%
Materials	3.7%
Utilities	2.3%
Consumer Staples	1.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITJHF

MML Small Cap Equity Fund
Service Class
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML Small Cap Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$48	0.96%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$123.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Portfolio Turnover Rate	18%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
AutoNation, Inc.	2.2%
Itron, Inc.	2.1%
Wintrust Financial Corp.	1.9%
Casella Waste Systems, Inc. Class A	1.8%
Zurn Elkay Water Solutions Corp.	1.7%
Belden, Inc.	1.6%
Enpro, Inc.	1.6%
Esab Corp.	1.6%
PennyMac Financial Services, Inc.	1.6%
American Healthcare REIT, Inc.	1.5%

Sectors (% of Total Investments)
Industrials	21.0%
Financials	19.2%
Health Care	14.9%
Information Technology	13.5%
Consumer Discretionary	11.5%
Real Estate	5.6%
Energy	4.0%
Materials	3.7%
Utilities	2.3%
Consumer Staples	1.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITJHG

MML U.S. Government Money Market Fund
Initial Class
Semi-annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the MML U.S. Government Money Market Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$26	0.52%*
*	Annualized
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$194.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
U.S. Treasury Bills	48.7%
Discount Notes	38.2%
Repurchase Agreement	13.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIZA

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Please see portfolio of investments contained in the financial statements filed under Item 7 of this form N-CSR.

(b)	Not applicable.

MassMutual

Semi-annual Financial Statements and Other Information

MML Series Investment Fund II

Your variable product prospectus will list which of these funds are available through your variable product.

June 30, 2025

Please note the Semi-annual Financial Statements and Other Information only contains Items 7-11 of Form N-CSR. All items required by Form N-CSR are filed with the Securities and Exchange Commission.
*	iShares® and BlackRock® are registered trademarks of BlackRock, Inc. and its affiliates and are used under license.
This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the applicable MML Series Investment Fund II Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

MML Blend Fund – Portfolio of Investments

June 30, 2025 (Unaudited)

	Number of Shares	Value
Exchange-Traded Funds — 99.9%
iShares 5-10 Year Investment Grade Corporate Bond ETF (a)	495,915	$26,427,310
iShares Core S&P 500 ETF	302,752	187,978,717
iShares Core S&P Mid-Cap ETF	217,558	13,492,947
iShares Core S&P Small-Cap ETF	52,258	5,711,277
iShares Core S&P Total U.S. Stock Market ETF	1,527,897	206,327,211
iShares Core Total USD Bond Market ETF	2,329,117	107,675,079
iShares Core U.S. Aggregate Bond ETF	1,086,293	107,760,265
iShares iBoxx High Yield Corporate Bond ETF (a)	325,455	26,247,946
TOTAL EXCHANGE-TRADED FUNDS (Cost $542,921,718)		681,620,752
TOTAL LONG-TERM INVESTMENTS (Cost $542,921,718)		681,620,752
Short-Term Investments — 1.4%
Investment of Cash Collateral from Securities Loaned — 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.340% (b)	8,636,950	8,636,950

	Principal Amount
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (c)	$1,023,113	1,023,113
TOTAL SHORT-TERM INVESTMENTS (Cost $9,660,063)		9,660,063
TOTAL INVESTMENTS — 101.3%
(Cost $552,581,781) (d)		691,280,815
Other Assets/ (Liabilities) — (1.3)%		(9,017,554)
NET ASSETS — 100.0%		$682,263,261

Abbreviation Legend

ETF	Exchange-Traded Fund
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2025, was $8,443,359 or 1.24% of net assets. (Note 2).
(b)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2025. (Note 2).
(c)
Maturity value of $1,023,191. Collateralized by U.S. Government Agency obligations with a rate of 4.125%, maturity date of 9/30/27, and an aggregate market value, including accrued interest, of $1,043,648.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
1

MML Equity Fund – Portfolio of Investments

June 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 98.6%
Common Stock — 98.6%
Communication Services — 8.5%
AT&T, Inc.	576,800	$16,692,592
Charter Communications, Inc. Class A (a) (b)	12,100	4,946,601
Comcast Corp. Class A	298,800	10,664,172
Fox Corp. Class A	28,500	1,597,140
Interpublic Group of Cos., Inc.	30,500	746,640
Match Group, Inc.	21,100	651,779
News Corp. Class A	35,500	1,055,060
Verizon Communications, Inc.	396,500	17,156,555
Walt Disney Co.	156,200	19,370,362
		72,880,901
Consumer Discretionary — 6.1%
ADT, Inc.	65,900	558,173
AutoNation, Inc. (a)	6,800	1,350,820
BorgWarner, Inc.	19,100	639,468
CarMax, Inc. (a)	14,300	961,103
Dick’s Sporting Goods, Inc.	5,000	989,050
eBay, Inc. (b)	43,400	3,231,564
Expedia Group, Inc.	11,400	1,922,952
Ford Motor Co.	367,300	3,985,205
Gap, Inc.	35,100	765,531
General Motors Co.	98,100	4,827,501
Genuine Parts Co.	12,100	1,467,851
H&R Block, Inc.	11,600	636,724
Hasbro, Inc.	11,300	834,166
Lithia Motors, Inc.	2,400	810,768
LKQ Corp.	24,300	899,343
Lowe’s Cos., Inc.	62,300	13,822,501
Lululemon Athletica, Inc. (a)	7,400	1,758,092
MGM Resorts International (a)	25,600	880,384
Murphy USA, Inc.	1,700	691,560
NVR, Inc. (a)	300	2,215,698
Penske Automotive Group, Inc. (b)	6,200	1,065,222
PulteGroup, Inc.	22,500	2,372,850
Toll Brothers, Inc.	8,400	958,692
Ulta Beauty, Inc. (a)	4,200	1,964,844
Williams-Sonoma, Inc.	11,600	1,895,092
Wynn Resorts Ltd. (b)	9,800	917,966
		52,423,120
Consumer Staples — 6.0%
Albertsons Cos., Inc.	53,000	1,140,030
Altria Group, Inc.	158,400	9,286,992
Coca-Cola Consolidated, Inc.	6,900	770,385
Dollar Tree, Inc. (a)	18,100	1,792,624
Hormel Foods Corp.	9,400	284,350

	Number of Shares	Value
Ingredion, Inc.	6,000	$813,720
Kenvue, Inc.	121,800	2,549,274
Keurig Dr. Pepper, Inc.	127,700	4,221,762
Kimberly-Clark Corp.	31,200	4,022,304
Kraft Heinz Co.	101,600	2,623,312
Kroger Co.	62,600	4,490,298
Lamb Weston Holdings, Inc.	12,300	637,755
Molson Coors Beverage Co. Class B	17,900	860,811
Mondelez International, Inc. Class A	112,400	7,580,256
PepsiCo, Inc.	39,700	5,241,988
Sysco Corp.	45,600	3,453,744
Tyson Foods, Inc. Class A	26,900	1,504,786
		51,274,391
Energy — 5.4%
Antero Midstream Corp.	45,100	854,645
Baker Hughes Co.	93,200	3,573,288
Chevron Corp.	121,058	17,334,295
EOG Resources, Inc.	51,300	6,135,993
HF Sinclair Corp.	17,700	727,116
Kinder Morgan, Inc.	193,200	5,680,080
Ovintiv, Inc.	24,400	928,420
Phillips 66	38,300	4,569,190
Range Resources Corp.	22,500	915,075
TechnipFMC PLC	36,400	1,253,616
Valero Energy Corp.	29,500	3,965,390
		45,937,108
Financials — 32.4%
Aflac, Inc.	46,400	4,893,344
Ally Financial, Inc.	19,100	743,945
American Financial Group, Inc.	6,000	757,260
American International Group, Inc.	50,100	4,288,059
Ameriprise Financial, Inc.	8,100	4,323,213
Apollo Global Management, Inc.	39,800	5,646,426
Arch Capital Group Ltd.	26,200	2,385,510
Assurant, Inc.	4,200	829,458
Axis Capital Holdings Ltd.	6,800	705,976
Bank of America Corp.	510,500	24,156,860
Bank of New York Mellon Corp.	58,500	5,329,935
Carlyle Group, Inc. (b)	30,700	1,577,980
Chubb Ltd.	34,000	9,850,480
Cincinnati Financial Corp.	13,300	1,980,636
Citigroup, Inc.	124,300	10,580,416
Citizens Financial Group, Inc.	31,700	1,418,575
Comerica, Inc.	7,000	417,550
Commerce Bancshares, Inc.	9,380	583,155
Corebridge Financial, Inc.	47,400	1,682,700
Corpay, Inc. (a)	5,000	1,659,100
Cullen/Frost Bankers, Inc.	3,500	449,890

The accompanying notes are an integral part of the financial statements.
2

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
East West Bancorp, Inc.	9,500	$959,310
Equitable Holdings, Inc.	29,200	1,638,120
Everest Group Ltd.	3,700	1,257,445
Fidelity National Financial, Inc.	18,900	1,059,534
Fifth Third Bancorp	40,600	1,669,878
First Citizens BancShares, Inc. Class A	1,060	2,073,858
First Horizon Corp.	26,900	570,280
Goldman Sachs Group, Inc.	24,930	17,644,207
Hartford Insurance Group, Inc.	24,200	3,070,254
Huntington Bancshares, Inc.	101,600	1,702,816
JP Morgan Chase & Co.	161,600	46,849,456
Loews Corp.	18,100	1,659,046
M&T Bank Corp.	9,800	1,901,102
Markel Group, Inc. (a)	910	1,817,598
MetLife, Inc.	59,700	4,801,074
Morgan Stanley	128,100	18,044,166
Northern Trust Corp.	16,700	2,117,393
Old Republic International Corp.	21,000	807,240
PayPal Holdings, Inc. (a)	84,000	6,242,880
PNC Financial Services Group, Inc.	28,000	5,219,760
Primerica, Inc.	2,800	766,276
Principal Financial Group, Inc.	19,200	1,525,056
Progressive Corp.	36,900	9,847,134
Prudential Financial, Inc.	26,500	2,847,160
Raymond James Financial, Inc.	17,500	2,683,975
Regions Financial Corp.	64,100	1,507,632
Reinsurance Group of America, Inc.	4,397	872,189
RenaissanceRe Holdings Ltd.	4,200	1,020,180
SEI Investments Co.	10,900	979,474
State Street Corp.	24,500	2,605,330
Stifel Financial Corp.	7,100	736,838
Synchrony Financial	33,100	2,209,094
T. Rowe Price Group, Inc.	15,900	1,534,350
Travelers Cos., Inc.	30,100	8,052,954
Truist Financial Corp.	68,900	2,962,011
Unum Group	14,100	1,138,716
US Bancorp	82,000	3,710,500
Voya Financial, Inc.	3,700	262,700
W. R. Berkley Corp.	32,350	2,376,754
Webster Financial Corp.	12,200	666,120
Wells Fargo & Co.	243,200	19,485,184
Willis Towers Watson PLC	7,400	2,268,100
Zions Bancorp NA	6,400	332,416
		275,756,028
Health Care — 15.1%
AbbVie, Inc.	71,700	13,308,954
Amgen, Inc.	44,100	12,313,161
Cardinal Health, Inc.	20,408	3,428,544
Cencora, Inc.	17,400	5,217,390

	Number of Shares	Value
Cigna Group	25,100	$8,297,558
CVS Health Corp.	106,900	7,373,962
DaVita, Inc. (a)	6,800	968,660
Exelixis, Inc. (a)	18,100	797,758
Gilead Sciences, Inc.	99,600	11,042,652
Halozyme Therapeutics, Inc. (a)	10,300	535,806
HCA Healthcare, Inc.	27,800	10,650,180
Henry Schein, Inc. (a) (b)	11,400	832,770
Jazz Pharmaceuticals PLC (a)	5,300	562,436
Johnson & Johnson	204,500	31,237,375
Labcorp Holdings, Inc.	8,000	2,100,080
Medtronic PLC	120,500	10,503,985
Molina Healthcare, Inc. (a)	4,800	1,429,920
Quest Diagnostics, Inc.	11,900	2,137,597
Roivant Sciences Ltd. (a) (b)	63,900	720,153
Tenet Healthcare Corp. (a)	8,700	1,531,200
United Therapeutics Corp. (a)	3,800	1,091,930
Universal Health Services, Inc. Class B	6,400	1,159,360
Zimmer Biomet Holdings, Inc.	18,600	1,696,506
		128,937,937
Industrials — 11.9%
3M Co.	45,900	6,987,816
Acuity, Inc.	2,600	775,684
AGCO Corp. (b)	7,000	722,120
Allegion PLC	8,100	1,167,372
Allison Transmission Holdings, Inc.	7,300	693,427
CACI International, Inc. Class A (a) (b)	2,100	1,001,070
Caterpillar, Inc.	44,200	17,158,882
CNH Industrial NV	117,500	1,522,800
CSX Corp.	176,700	5,765,721
Cummins, Inc.	11,600	3,799,000
Delta Air Lines, Inc.	52,200	2,567,196
Donaldson Co., Inc.	11,000	762,850
Dover Corp.	8,500	1,557,455
EMCOR Group, Inc.	3,900	2,086,071
Expeditors International of Washington, Inc.	12,900	1,473,825
General Dynamics Corp.	23,200	6,766,512
Genpact Ltd.	15,100	664,551
Huntington Ingalls Industries, Inc. (b)	3,700	893,402
L3Harris Technologies, Inc.	15,800	3,963,272
Leidos Holdings, Inc.	12,149	1,916,626
Lockheed Martin Corp.	19,900	9,216,486
Masco Corp.	21,600	1,390,176
Middleby Corp. (a)	5,000	720,000
Mueller Industries, Inc.	10,400	826,488
Norfolk Southern Corp.	19,700	5,042,609

The accompanying notes are an integral part of the financial statements.
3

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oshkosh Corp.	5,500	$624,470
Owens Corning	8,900	1,223,928
PACCAR, Inc.	49,413	4,697,200
Regal Rexnord Corp.	6,200	898,752
Snap-on, Inc.	4,900	1,524,782
Southwest Airlines Co. (b)	53,600	1,738,784
Textron, Inc.	19,200	1,541,568
U-Haul Holding Co. (UHAL US) (a) (b)	1,300	78,728
U-Haul Holding Co. (UHAL/B US)	16,700	907,979
UFP Industries, Inc.	5,200	516,672
United Airlines Holdings, Inc. (a)	30,700	2,444,641
United Rentals, Inc.	6,150	4,633,410
WESCO International, Inc.	4,600	851,920
		101,124,245
Information Technology — 6.0%
Cisco Systems, Inc.	316,500	21,958,770
Cognizant Technology Solutions Corp. Class A	46,400	3,620,592
Dell Technologies, Inc. Class C	31,900	3,910,940
Dropbox, Inc. Class A (a)	19,200	549,120
Gen Digital, Inc.	58,300	1,714,020
NetApp, Inc.	18,800	2,003,140
QUALCOMM, Inc.	103,300	16,451,558
TD SYNNEX Corp.	7,400	1,004,180
		51,212,320
Materials — 3.7%
Axalta Coating Systems Ltd. (a)	18,600	552,234
CF Industries Holdings, Inc.	15,200	1,398,400
Corteva, Inc.	59,200	4,412,176
CRH PLC	63,600	5,838,480
Crown Holdings, Inc.	11,600	1,194,568
Mosaic Co.	29,800	1,087,104
Newmont Corp. (NEM US)	104,700	6,099,822
Nucor Corp.	21,700	2,811,018
Packaging Corp. of America	8,500	1,601,825
PPG Industries, Inc.	21,300	2,422,875
Reliance, Inc.	5,200	1,632,280
Steel Dynamics, Inc.	18,200	2,329,782
		31,380,564
Real Estate — 0.1%
Jones Lang LaSalle, Inc. (a)	4,500	1,151,010
Utilities — 3.4%
DTE Energy Co.	19,500	2,582,970
Duke Energy Corp.	62,800	7,410,400
Evergy, Inc.	21,600	1,488,888
FirstEnergy Corp.	50,100	2,017,026
National Fuel Gas Co.	8,500	720,035

	Number of Shares	Value
NRG Energy, Inc.	17,500	$2,810,150
OGE Energy Corp.	16,461	730,539
PPL Corp.	69,500	2,355,355
Public Service Enterprise Group, Inc.	44,200	3,720,756
Southern Co.	39,900	3,664,017
WEC Energy Group, Inc.	11,400	1,187,880
		28,688,016
TOTAL COMMON STOCK (Cost $638,567,808)		840,765,640
TOTAL EQUITIES (Cost $638,567,808)		840,765,640
Exchange-Traded Funds — 0.8%
iShares Russell 1000 Value ETF (b)	32,800	6,370,744
TOTAL EXCHANGE-TRADED FUNDS (Cost $6,204,204)		6,370,744
TOTAL LONG-TERM INVESTMENTS (Cost $644,772,012)		847,136,384
Short-Term Investments — 0.5%
Investment of Cash Collateral from Securities Loaned — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.340% (c)	79,794	79,794

	Principal Amount
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (d)	$4,335,525	4,335,525
TOTAL SHORT-TERM INVESTMENTS (Cost $4,415,319)		4,415,319
TOTAL INVESTMENTS — 99.9% (Cost $649,187,331) (e)		851,551,703
Other Assets/ (Liabilities) — 0.1%		849,952
NET ASSETS — 100.0%		$852,401,655

Abbreviation Legend

ETF	Exchange-Traded Fund

The accompanying notes are an integral part of the financial statements.
4

MML Equity Fund – Portfolio of Investments (Continued)
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2025, was $22,130,414 or 2.60% of net assets. The Fund received $22,363,665 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2025. (Note 2).
(d)
Maturity value of $4,335,856. Collateralized by U.S. Government Agency obligations with a rate of 4.125%, maturity date of 9/30/27, and an aggregate market value, including accrued interest, of $4,422,335.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
5

MML Inflation-Protected and Income Fund – Portfolio of Investments

June 30, 2025 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 85.1%
Non-U.S. Government Agency Obligations — 60.7%
Automobile Asset-Backed Securities — 23.7%
American Credit Acceptance Receivables Trust
Series 2024-1, Class C, 5.630% 1/14/30 (a)	$2,000,000	$2,002,040
Series 2024-3, Class B, 5.660% 8/14/28 (a)	1,000,000	1,004,771
Series 2024-2, Class C, 6.240% 4/12/30 (a)	2,200,000	2,225,223
Avis Budget Rental Car Funding AESOP LLC
Series 2020-2A, Class A, 2.020% 2/20/27 (a)	2,700,000	2,666,633
Series 2020-1A, Class B, 2.680% 8/20/26 (a)	528,333	527,086
BOF URSA VI Funding Trust I, Series 2023-CAR1, Class A2
5.542% 10/27/31 (a)	409,527	412,407
Carvana Auto Receivables Trust, Series 2021-N3, Class B
0.660% 6/12/28	435,436	416,986
CPS Auto Receivables Trust
Series 2021-C, Class E, 3.210% 9/15/28 (a)	2,000,000	1,977,582
Series 2024-A, Class B, 5.650% 5/15/28 (a)	2,500,000	2,505,879
Drive Auto Receivables Trust, Series 2025-1, Class A2
4.870% 8/15/28	900,000	901,238
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.400% 4/15/27	1,166,228	1,148,942
Series 2021-3A, Class D, 1.550% 6/15/27	1,663,742	1,635,275
Series 2021-4A, Class D, 1.960% 1/17/28	995,341	983,601
Series 2022-2A, Class D, 4.560% 7/17/28	1,260,000	1,253,815
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A2 4.830% 10/16/28	1,000,000	999,674
FCCU Auto Receivables Trust, Series 2025-1A, Class A2
4.870% 1/16/29 (a)	800,000	801,021

	Principal Amount	Value
Flagship Credit Auto Trust, Series 2021-2, Class C
1.270% 6/15/27 (a)	$773,175	$769,590
GLS Auto Receivables Issuer Trust
Series 2021-4A, Class D, 2.480% 10/15/27 (a)	1,717,223	1,696,599
Series 2021-1A, Class E, 3.140% 1/18/28 (a)	1,250,000	1,246,941
Series 2022-3A, Class D, 6.420% 6/15/28 (a)	1,100,000	1,114,475
Octane Receivables Trust, Series 2022-2A, Class C
6.290% 7/20/28 (a)	2,000,000	2,019,818
Onemain Direct Auto Receivables Trust
Series 2021-1A, Class A, 0.870% 7/14/28 (a)	565,886	561,785
Series 2022-1A, Class C, 5.310% 6/14/29 (a)	800,000	799,222
Oscar US Funding XII LLC, Series 2021-1A, Class A4
1.000% 4/10/28 (a)	884,000	871,713
SBNA Auto Receivables Trust, Series 2025-SF1, Class B
5.120% 3/17/31 (a)	1,000,000	1,000,109
Tesla Auto Lease Trust, Series 2023-B, Class B 6.570% 8/20/27 (a)	2,000,000	2,012,443
Tricolor Auto Securitization Trust
Series 2025-1A, Class A, 4.940% 2/15/29 (a)	1,752,708	1,754,143
Series 2025-2A, Class A, 5.120% 1/16/29 (a)	2,000,000	2,002,182
Westlake Automobile Receivables Trust
Series 2022-2A, Class D, 5.480% 9/15/27 (a)	2,000,000	2,003,399
Series 2023-4A, Class A2, 6.230% 1/15/27 (a)	147,721	147,842
		39,462,434
Commercial Mortgage-Backed Securities — 3.2%
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD Term SOFR + 1.797% 6.109% FRN 7/15/35 (a) (b)	1,000,000	999,613
COMM Mortgage Trust, Series 2015-LC19, Class D
2.867% 2/10/48 (a)	1,700,000	1,562,800

The accompanying notes are an integral part of the financial statements.
6

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Extended Stay America Trust
Series 2021-ESH, Class D, 1 mo. USD Term SOFR + 2.364% 6.677% FRN 7/15/38 (a) (b)	$771,955	$772,920
Series 2021-ESH, Class F, 1 mo. USD Term SOFR + 3.814% 8.127% FRN 7/15/38 (a) (b)	1,029,273	1,029,273
KREF Ltd., Series 2021-FL2, Class D, 1 mo. USD Term SOFR + 2.314% 6.628% FRN 2/15/39 (a) (b)	700,000	689,435
Ready Capital Mortgage Financing LLC, Series 2023-FL12, Class A, 1 mo. USD Term SOFR + 2.335%
6.654% FRN 5/25/38 (a) (b)	263,158	263,159
		5,317,200
Home Equity Asset-Backed Securities — 1.1%
Home Equity Asset Trust, Series 2005-9, Class M1, 1 mo. USD Term SOFR + 0.729%
5.049% FRN 4/25/36 (b)	551,152	544,503
JP Morgan Mortgage Acquisition Trust, Series 2007-CH3, Class A5, 1 mo. USD Term SOFR + 0.374%
4.694% FRN 3/25/37 (b)	91,982	90,937
Point Securitization Trust, Series 2024-1, Class A1
6.500% 6/25/54 (a)	1,167,207	1,169,373
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC6, Class A4, 1 mo. USD Term SOFR + 0.284% 4.604% FRN 1/25/37 (b)	13,834	13,799
Series 2006-GEL1, Class M2, 1 mo. USD Term SOFR + 1.314% 5.634% FRN 11/25/35 (a) (b)	34,358	34,297
		1,852,909
Other Asset-Backed Securities — 20.5%
321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 1 mo. USD Term SOFR + 0.314%
4.626% FRN 9/15/41 (a) (b)	31,075	30,878
ACHV ABS Trust, Series 2024-1PL, Class A
5.900% 4/25/31 (a)	431,276	435,074
Affirm Asset Securitization Trust
Series 2021-Z2, Class A, 1.170% 11/16/26 (a)	5,412	5,404
Series 2025-X1, Class A, 5.080% 4/15/30 (a)	1,846,726	1,847,107

	Principal Amount	Value
Series 2024-A, Class 1A, 5.610% 2/15/29 (a)	$1,000,000	$1,004,873
Series 2024-X1, Class B, 6.340% 5/15/29 (a)	500,000	500,751
Series 2023-X1, Class B, 7.770% 11/15/28 (a)	57,677	57,747
Series 2023-B, Class D, 8.780% 9/15/28 (a)	2,200,000	2,221,265
Alterna Funding III LLC
Series 2024-1A, Class A, 6.260% 5/16/39 (a)	1,558,506	1,573,227
Series 2024-1A, Class B, 7.136% 5/16/39 (a)	839,028	845,938
BHG Securitization Trust
Series 2021-A, Class A, 1.420% 11/17/33 (a)	579,729	569,556
Series 2023-A, Class A, 5.550% 4/17/36 (a)	366,416	366,576
DataBank Issuer LLC, Series 2021-1A, Class A2
2.060% 2/27/51 (a)	1,000,000	978,150
FCI Funding LLC, Series 2024-1A, Class A
5.440% 8/15/36 (a)	736,650	736,422
FNA VI LLC, Series 2021-1A, Class A
1.350% 1/10/32 (a)	1,123,664	1,044,771
GreenSky Home Improvement Trust, Series 2024-1, Class A2
5.880% 6/25/59 (a)	885,703	895,693
Hilton Grand Vacations Trust, Series 2022-2A, Class C
5.570% 1/25/37 (a)	271,791	272,507
MCA Fund Holding LLC, Series 2020-1, Class A
3.250% 11/15/35 (a)	155,780	153,561
NP SPE IX LP, Series 2019-1A, Class A1
2.574% 9/20/49 (a)	80,130	78,563
Oak Street Investment Grade Net Lease Fund
Series 2021-1A, Class A1, 1.480% 1/20/51 (a)	3,054,691	2,973,064
Series 2020-1A, Class A1, 1.850% 11/20/50 (a)	2,219,055	2,170,323
Oportun Funding Trust
Series 2025-1, Class A, 4.960% 8/16/32 (a)	1,391,611	1,388,935
Series 2024-3, Class A, 5.260% 8/15/29 (a)	1,717,386	1,717,928

The accompanying notes are an integral part of the financial statements.
7

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oportun Issuance Trust, Series 2024-2, Class A
5.860% 2/09/32 (a)	$677,661	$678,315
Pagaya AI Debt Grantor Trust
Series 2024-10, Class A, 5.183% 6/15/32 (a)	917,936	923,043
Series 2024-8, Class A, 5.331% 1/15/32 (a)	1,847,949	1,850,602
Series 2024-5, Class A, 6.278% 10/15/31 (a)	628,742	632,500
Pagaya AI Debt Trust, Series 2024-4, Class B
6.539% 8/15/31 (a)	3,353,652	3,369,377
PVONE 2023-1 LLC, Series 2023-2A, Class A
7.670% 9/17/35 (a)	453,627	453,619
RAM LLC, Series 2024-1, Class A
6.669% 2/15/39 (a)	1,425,545	1,429,417
Reach ABS Trust
Series 2024-1A, Class A, 6.300% 2/18/31 (a)	160,498	160,998
Series 2023-1A, Class B, 7.330% 2/18/31 (a)	527,172	529,944
SoFi Consumer Loan Program Trust
Series 2025-1, Class A, 4.800% 2/27/34 (a)	1,567,459	1,570,595
Series 2025-2, Class A, 4.820% 6/25/34 (a)	700,000	700,943
		34,167,666
Real Estate Investment Trusts (REITS) — 0.3%
SBA Tower Trust
1.884% 7/15/50 (a)	490,000	481,996
Student Loans Asset-Backed Securities — 5.1%
Commonbond Student Loan Trust
Series 2021-AGS, Class B, 1.400% 3/25/52 (a)	91,559	70,544
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	13,372	11,926
Edsouth Indenture No. 9 LLC, Series 2015-1, Class A, 30 day USD SOFR Average + 0.914%
5.220% FRN 10/25/56 (a) (b)	121,712	120,708
JP Morgan Student Loan Trust, Series 2007-A, Class B, 90 day USD SOFR Average + 0.612%
4.974% FRN 6/28/39 (a) (b)	227,852	202,910
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A1FX
2.340% 10/25/48 (a)	8,437	8,383

	Principal Amount	Value
Navient Private Education Refi Loan Trust
Series 2021-A, Class A, 0.840% 5/15/69 (a)	$1,152,654	$1,049,904
Series 2020-HA, Class A, 1.310% 1/15/69 (a)	168,493	157,319
Navient Student Loan Trust, Series 2017-1A, Class A3, 30 day USD SOFR Average + 1.264%
5.570% FRN 7/26/66 (a) (b)	227,955	227,385
Nelnet Student Loan Trust
Series 2005-2, Class B, 90 day USD SOFR Average + 0.432% 4.774% FRN 3/23/37 (b)	854,830	829,514
Series 2006-3, Class B, 90 day USD SOFR Average + 0.512% 4.853% FRN 6/25/41 (b)	135,247	121,975
Series 2004-3, Class B, 90 day USD SOFR Average + 0.612% 4.975% FRN 10/25/40 (b)	870,503	861,474
Series 2014-2A, Class B, 30 day USD SOFR Average + 1.614% 5.920% FRN 6/25/41 (a) (b)	375,000	366,240
SLC Student Loan Trust, Series 2006-2, Class B, 90 day USD SOFR Average + 0.492%
4.835% FRN 12/15/39 (b)	514,773	456,110
SLM Student Loan Trust
Series 2006-4, Class B, 90 day USD SOFR Average + 0.462% 4.825% FRN 1/25/70 (b)	158,235	148,976
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 4.835% FRN 10/25/40 (b)	281,809	266,609
Series 2006-2, Class B, 90 day USD SOFR Average + 0.482% 4.845% FRN 1/25/41 (b)	234,080	217,972
Series 2005-8, Class B, 90 day USD SOFR Average + 0.572% 4.935% FRN 1/25/55 (b)	196,639	187,833
Series 2004-8, Class B, 90 day USD SOFR Average + 0.722% 5.085% FRN 1/25/40 (b)	204,799	200,403
Series 2004-3, Class B, 90 day USD SOFR Average + 0.732% 5.095% FRN 10/25/64 (b)	122,090	114,987
SMB Private Education Loan Trust
Series 2018-B, Class A2B, 1 mo. USD Term SOFR + 0.834% 5.146% FRN 1/15/37 (a) (b)	224,044	223,166

The accompanying notes are an integral part of the financial statements.
8

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-A, Class A2B, 1 mo. USD Term SOFR + 0.984% 5.296% FRN 7/15/36 (a) (b)	$328,483	$327,984
Series 2024-R1, Class M, 6.000% 9/15/54 (a)	2,287,084	2,280,882
		8,453,204
Whole Loan Collateral Collateralized Mortgage Obligations — 6.8%
Angel Oak Mortgage Trust
Series 2020-6, Class A1, 1.261% VRN 5/25/65 (a) (b) (c)	703,727	634,244
Series 2022-2, Class A1, 3.353% VRN 1/25/67 (a) (b) (c)	1,614,046	1,540,572
CIM Trust, Series 2019-INV3, Class A11, 30 day USD SOFR Average + 1.064%
5.370% FRN 8/25/49 (a) (b)	634,165	602,003
COLT Mortgage Loan Trust, Series 2022-1, Class A1,
2.284% VRN 12/27/66 (a) (b) (c)	5,055,114	4,622,362
First Franklin Mortgage Loan Trust, Series 2006-FF15, Class A5, 1 mo. USD Term SOFR + 0.274%
4.594% FRN 11/25/36 (b)	56,590	57,218
OBX Trust
Series 2021-NQM2, Class A2, 1.357% VRN 5/25/61 (a) (b) (c)	1,076,909	892,688
Series 2020-EXP1, Class 2A2, 1 mo. USD Term SOFR + 1.064% 5.384% FRN 2/25/60 (a) (b)	213,547	211,053
PSMC Trust, Series 2020-2, Class A2,
3.000% VRN 5/25/50 (a) (b) (c)	505,678	444,589
STAR Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (b) (c)	1,695,223	1,601,461
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3,
2.916% VRN 9/27/49 (a) (b) (c)	306,580	301,722
Verus Securitization Trust, Series 2021-3, Class A3,
1.437% VRN 6/25/66 (a) (b) (c)	577,415	500,708
		11,408,620
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $101,875,259)		101,144,029

	Principal Amount	Value
U.S. Government Agency Obligations and Instrumentalities (d) — 3.0%
Pass-Through Securities — 0.0%
Federal Home Loan Mortgage Corp. Pool #1Q0239 1 yr. CMT + 2.145% 6.451% FRN 3/01/37 (b)	$54,483	$55,627
Whole Loans — 3.0%
Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2021-DNA7, Class M1, 30 day USD SOFR Average + 0.850% 5.155% FRN 11/25/41 (a) (b)	723,753	723,048
Series 2022-DNA2, Class M1A, 30 day USD SOFR Average + 1.300% 5.605% FRN 2/25/42 (a) (b)	860,846	863,216
Series 2020-DNA1, Class M2, 30 day USD SOFR Average + 1.814% 6.120% FRN 1/25/50 (a) (b)	39,593	39,627
Series 2022-DNA5, Class M1A, 30 day USD SOFR Average + 2.950% 7.255% FRN 6/25/42 (a) (b)	295,577	302,002
Federal National Mortgage Association Connecticut Avenue Securities
Series 2022-R05, Class 2M1, 30 day USD SOFR Average + 1.900% 6.205% FRN 4/25/42 (a) (b)	419,297	421,153
Series 2023-R05, Class 1M1, 30 day USD SOFR Average + 1.900% 6.206% FRN 6/25/43 (a) (b)	621,390	627,612
Series 2023-R03, Class 2M1, 30 day USD SOFR Average + 2.500% 6.805% FRN 4/25/43 (a) (b)	548,651	556,932
Series 2022-R07, Class 1M1, 30 day USD SOFR Average + 2.950% 7.256% FRN 6/25/42 (a) (b)	1,458,522	1,496,674
		5,030,264
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $5,055,279)		5,085,891

The accompanying notes are an integral part of the financial statements.
9

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Obligations — 21.4%
U.S. Treasury Bonds & Notes — 21.4%
U.S. Treasury Inflation-Indexed Bonds
0.125% 2/15/51	$492,812	$268,218
0.125% 2/15/52	633,749	338,082
0.250% 2/15/50	374,292	217,251
0.625% 2/15/43	279,032	207,318
0.750% 2/15/42	425,865	330,603
0.750% 2/15/45	544,860	397,618
0.875% 2/15/47	597,960	433,058
1.000% 2/15/46	473,809	358,881
1.000% 2/15/48	455,266	334,661
1.000% 2/15/49	318,678	231,093
1.375% 2/15/44	894,602	750,899
1.500% 2/15/53	593,494	469,805
2.125% 2/15/41	527,303	516,028
2.125% 2/15/54	365,803	334,528
2.500% 1/15/29	373,500	388,606
3.375% 4/15/32	451,778	502,858
3.875% 4/15/29	780,476	852,053
U.S. Treasury Inflation-Indexed Notes
0.125% 1/15/30	1,246,720	1,176,526
0.125% 1/15/31	560,651	519,435
0.125% 7/15/31	1,136,941	1,046,198
0.125% 1/15/32	578,570	524,364
0.250% 7/15/29	752,394	722,503
0.500% 1/15/28	1,846,554	1,812,186
0.625% 7/15/32	1,766,384	1,647,550
0.750% 7/15/28 (e)	1,565,366	1,546,262
0.875% 1/15/29	762,198	750,343
1.125% 1/15/33	969,147	926,054
1.250% 4/15/28	1,796,575	1,793,195
1.375% 7/15/33	2,481,953	2,410,181
1.625% 10/15/29	3,496,576	3,539,743
1.625% 4/15/30	2,317,572	2,333,198
1.750% 1/15/34	1,565,250	1,551,547
1.875% 7/15/34	1,942,256	1,943,745
2.125% 4/15/29	311,109	319,483
2.375% 10/15/28	4,052,819	4,203,897
		35,697,970
TOTAL U.S. TREASURY OBLIGATIONS (Cost $37,378,910)		35,697,970
TOTAL BONDS & NOTES (Cost $144,309,448)		141,927,890
TOTAL LONG-TERM INVESTMENTS (Cost $144,309,448)		141,927,890

	Principal Amount	Value
Short-Term Investments — 12.0%
Commercial Paper — 10.8%
American Honda Finance Corp.
4.843% 8/18/25	$3,000,000	$2,981,037
Bunge Ltd. Finance Corp.
4.741% 7/30/25 (a)	1,000,000	996,142
DTE Electric Co.
4.546% 7/21/25	2,000,000	1,994,794
Eversource Energy
4.819% 7/09/25 (a)	2,000,000	1,997,684
Genuine Parts Co.
4.713% 7/16/25 (a)	1,000,000	997,943
Spire, Inc.
4.711% 7/07/25 (a)	4,000,000	3,996,438
TELUS Corp.
4.708% 7/11/25 (a)	4,000,000	3,994,385
VW Credit, Inc.
4.814% 8/26/25 (a)	1,000,000	992,706
		17,951,129
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (f)	2,055,820	2,055,820
TOTAL SHORT-TERM INVESTMENTS (Cost $20,008,738)		20,006,949
TOTAL INVESTMENTS — 97.1% (Cost $164,318,186) (g)		161,934,839
Other Assets/ (Liabilities) — 2.9%		4,780,469
NET ASSETS — 100.0%		$166,715,308

Abbreviation Legend

CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2025, the aggregate market value of these securities amounted to $107,697,750 or 64.60% of net assets.

The accompanying notes are an integral part of the financial statements.
10

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)
Notes to Portfolio of Investments (Continued)
(b)
Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2025.

(d)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(e)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(f)
Maturity value of $2,055,978. Collateralized by U.S. Government Agency obligations with a rate of 4.125%, maturity date of 9/30/27, and an aggregate market value, including accrued interest, of $2,097,068.

(g)	See Note 6 for aggregate cost for federal tax purposes.
Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Long Bond	9/19/25	2	$222,648	$8,290
U.S. Treasury Note 10 Year	9/19/25	2	220,257	3,993
U.S. Treasury Ultra 10 Year	9/19/25	4	446,951	10,112
U.S. Treasury Ultra Bond	9/19/25	5	570,321	25,304
				$47,699
Short
U.S. Treasury Note 2 Year	9/30/25	152	$ (31,497,089)	$ (122,474)
U.S. Treasury Note 5 Year	9/30/25	8	(864,225)	(7,775)
				$ (130,249)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Termination Date		Notional Amount	Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 2.490%	Maturity	U.S. Consumer Price Index	Maturity	7/31/26	USD	2,000,000	$26,168	$—	$26,168
Fixed 2.482%	Maturity	U.S. Consumer Price Index	Maturity	9/07/26	USD	2,000,000	24,334	—	24,334
Fixed 2.164%	Maturity	U.S. Consumer Price Index	Maturity	9/19/26	USD	4,000,000	53,633	—	53,633
Fixed 2.599%	Maturity	U.S. Consumer Price Index	Maturity	1/10/27	USD	6,800,000	32,680	—	32,680
							$136,815	$—	$136,815

The accompanying notes are an integral part of the financial statements.
11

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)
OTC Total Return Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Termination Date	No. of Contracts/ Notional	Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fed Funds + 20.1 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA*	7/31/25	USD 37,789,964	$1,341,615	$—	$1,341,615
Fed Funds + 23.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA*	12/01/25	USD 32,266,242	421,752	—	421,752
Fed Funds + 23.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International*	8/29/25	USD 32,529,552	365,868	—	365,868
Fed Funds + 20.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International*	10/31/25	USD 14,000,000	50,565	—	50,565
							$2,179,800	$ —	$2,179,800

*	Contracts are subject to a master netting agreement or similar agreement.
Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
12

MML iShares® 60/40 Allocation Fund – Portfolio of Investments

June 30, 2025 (Unaudited)

	Number of Shares	Value
Exchange-Traded Funds — 99.9%
iShares 1-5 Year Investment Grade Corporate Bond ETF	59,702	$3,149,877
iShares 20+ Year Treasury Bond ETF	14,401	1,270,888
iShares Broad USD High Yield Corporate Bond ETF	16,825	631,106
iShares Core Dividend Growth ETF	29,673	1,897,292
iShares Core International Aggregate Bond ETF	6,161	314,765
iShares Core MSCI Emerging Markets ETF	21,063	1,264,412
iShares Core MSCI International Developed Markets ETF	107,893	8,204,184
iShares Core S&P 500 ETF	9,172	5,694,895
iShares Core S&P Mid-Cap ETF	20,292	1,258,510
iShares Core S&P Total U.S. Stock Market ETF	145,207	19,608,753
iShares Core U.S. Aggregate Bond ETF	200,625	19,902,000
TOTAL EXCHANGE-TRADED FUNDS (Cost $56,685,880)		63,196,682
TOTAL LONG-TERM INVESTMENTS (Cost $56,685,880)		63,196,682
TOTAL INVESTMENTS — 99.9% (Cost $56,685,880) (a)		63,196,682
Other Assets/ (Liabilities) — 0.1%		52,787
NET ASSETS — 100.0%		$63,249,469

Abbreviation Legend

ETF	Exchange-Traded Fund
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
13

MML iShares® 80/20 Allocation Fund – Portfolio of Investments

June 30, 2025 (Unaudited)

	Number of Shares	Value
Exchange-Traded Funds — 99.9%
iShares 1-5 Year Investment Grade Corporate Bond ETF	110,887	$5,850,398
iShares 20+ Year Treasury Bond ETF	13,374	1,180,255
iShares Broad USD High Yield Corporate Bond ETF	31,250	1,172,187
iShares Core Dividend Growth ETF (a)	55,113	3,523,925
iShares Core International Aggregate Bond ETF	22,885	1,169,195
iShares Core MSCI Emerging Markets ETF	97,804	5,871,174
iShares Core MSCI International Developed Markets ETF	231,223	17,582,197
iShares Core S&P 500 ETF	15,143	9,402,289
iShares Core S&P Mid-Cap ETF	75,379	4,675,006
iShares Core S&P Total U.S. Stock Market ETF (a)	391,498	52,867,890
iShares Core U.S. Aggregate Bond ETF	141,954	14,081,837
TOTAL EXCHANGE-TRADED FUNDS
(Cost $99,222,297)		117,376,353
TOTAL LONG-TERM INVESTMENTS
(Cost $99,222,297)		117,376,353
Short-Term Investments — 1.3%
Investment of Cash Collateral from Securities Loaned — 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.340% (b)	1,198,425	1,198,425

	Principal Amount	Value
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (c)	$324,052	$324,052
TOTAL SHORT-TERM INVESTMENTS (Cost $1,522,477)		1,522,477
TOTAL INVESTMENTS — 101.2%
(Cost $100,744,774) (d)		118,898,830
Other Assets/ (Liabilities) — (1.2)%		(1,410,774)
NET ASSETS — 100.0%		$117,488,056

Abbreviation Legend

ETF	Exchange-Traded Fund
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2025, was $1,520,124 or 1.29% of net assets. The Fund received $360,994 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2025. (Note 2).
(c)
Maturity value of $324,077. Collateralized by U.S. Government Agency obligations with a rate of 4.125%, maturity date of 10/31/27, and an aggregate market value, including accrued interest, of $330,715.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
14

MML Managed Bond Fund – Portfolio of Investments

June 30, 2025 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 98.0%
Corporate Debt — 38.0%
Aerospace & Defense — 0.2%
Boeing Co.
5.930% 5/01/60	$830,000	$788,968
6.858% 5/01/54	714,000	781,626
		1,570,594
Agriculture — 0.2%
Imperial Brands Finance PLC
5.625% 7/01/35 (a) (b)	1,423,000	1,427,829
Airlines — 0.1%
United Airlines Pass-Through Trust
Series 2018-1, Class B, 4.600% 9/01/27	222,822	220,060
Series 2024-1, Class AA, 5.450% 8/15/38	826,742	834,365
		1,054,425
Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC
4.125% 8/17/27	625,000	610,936
5.303% 9/06/29	2,015,000	1,978,705
General Motors Co.
5.150% 4/01/38	930,000	865,370
Nissan Motor Acceptance Co. LLC
5.300% 9/13/27 (a) (c)	1,250,000	1,232,353
		4,687,364
Banks — 8.1%
Bank of America Corp.
5 yr. CMT + 1.200% 2.482% VRN 9/21/36 (d)	3,735,000	3,164,851
5 yr. CMT + 2.000% 3.846% VRN 3/08/37 (d)	3,820,000	3,495,659
Bank of Montreal, (Acquired 1/29/25, Cost $920,084), 5 yr. CMT + 1.400%
3.088% VRN 1/10/37 (d) (e)	1,100,000	949,957
Bank of Nova Scotia 5 yr. CMT + 2.903%
7.350% VRN 4/27/85 (d)	1,635,000	1,647,078
Barclays PLC
5 yr. CMT + 5.867% 6.125% VRN (d) (f)	1,510,000	1,510,575
5 yr. CMT + 5.431% 8.000% VRN (d) (f)	1,607,000	1,685,626
BNP Paribas SA
5 yr. CMT + 3.196% 4.625% VRN (a) (d) (f)	2,590,000	2,515,625

	Principal Amount	Value
5 yr. CMT + 3.134% 7.450% VRN (a) (d) (f)	$1,080,000	$1,086,480
BPCE SA 1 day USD SOFR + 1.730%
3.116% VRN 10/19/32 (a) (d)	2,160,000	1,872,300
Citigroup, Inc.
5 yr. CMT + 2.572% 6.750% VRN (d) (f)	1,815,000	1,828,366
10 yr. CMT + 2.757% 7.000% VRN (d) (f)	1,357,000	1,426,432
Cooperatieve Rabobank UA 1 yr. CMT + 1.000%
5.710% VRN 1/21/33 (a) (d)	1,710,000	1,779,899
Danske Bank AS 5 yr. CMT + 3.387%
4.375% VRN (a) (d) (f)	750,000	737,812
Goldman Sachs Group, Inc. 5 yr. CMT + 2.461%
6.850% VRN (d) (f)	1,473,000	1,520,119
HSBC Holdings PLC
1 day USD SOFR + 1.560% 5.450% VRN 3/03/36 (d)	1,980,000	1,990,914
1 day USD SOFR + 1.520% 5.733% VRN 5/17/32 (d)	674,000	700,704
5 yr. CMT + 3.298% 6.875% VRN (d) (f)	1,554,000	1,572,620
ING Groep NV
5 yr. CMT + 2.862% 3.875% VRN (d) (f)	3,050,000	2,833,689
5 yr. CMT + 3.506% 4.875% VRN (a) (d) (f)	498,000	466,890
JP Morgan Chase & Co. 5 yr. CMT + 2.152%
6.500% VRN (d) (f)	1,731,000	1,787,732
Lloyds Banking Group PLC
5 yr. USD ICE Swap + 4.496% 7.500% VRN (d) (f)	1,625,000	1,629,363
5 yr. CMT + 3.913% 8.000% VRN (d) (f)	1,175,000	1,239,160
Macquarie Bank Ltd. 5 yr. CMT + 1.700%
3.052% VRN 3/03/36 (a) (d)	2,565,000	2,275,683
Morgan Stanley
1 day USD SOFR + 1.360% 2.484% VRN 9/16/36 (d)	1,870,000	1,589,005
1 day USD SOFR + 2.620% 5.297% VRN 4/20/37 (d)	2,320,000	2,311,381
NatWest Group PLC
5 yr. CMT + 5.625% 6.000% VRN (d) (f)	2,265,000	2,261,279
5 yr. CMT + 2.937% 7.300% VRN (d) (f)	2,122,000	2,109,924

The accompanying notes are an integral part of the financial statements.
15

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nordea Bank Abp 5 yr. CMT + 2.660% 6.300% VRN (a) (d) (f)	$2,893,000	$2,817,898
Royal Bank of Canada 5 yr. CMT + 2.815%
6.750% VRN 8/24/85 (d)	1,815,000	1,816,343
Synovus Bank
5.625% 2/15/28	1,818,000	1,837,700
Toronto-Dominion Bank 5 yr. CMT + 4.075%
8.125% VRN 10/31/82 (d)	2,431,000	2,538,953
UBS Group AG 5 yr. USD SOFR ICE Swap USISSO05 + 3.077% 7.000% VRN (a) (d) (f)	834,000	829,648
Wells Fargo & Co. 5 yr. CMT + 2.767%
6.850% VRN (c) (d) (f)	1,214,000	1,275,683
		59,105,348
Beverages — 0.1%
Bacardi Ltd.
5.150% 5/15/38 (a)	650,000	598,907
Bacardi Ltd./Bacardi-Martini BV
5.900% 6/15/43 (a)	396,000	383,012
		981,919
Building Materials — 0.1%
JH North America Holdings, Inc.
6.125% 7/31/32 (a)	889,000	903,761
Chemicals — 0.6%
Celanese US Holdings LLC
6.850% STEP 11/15/28	2,380,000	2,500,847
Dow Chemical Co.
5.600% 2/15/54	815,000	741,820
Huntsman International LLC
2.950% 6/15/31	1,250,000	1,052,118
		4,294,785
Commercial Services — 0.1%
Triton Container International Ltd.
3.150% 6/15/31 (a)	1,050,000	911,003
Diversified Financial Services — 2.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5 yr. CMT + 2.441% 6.500% VRN 1/31/56 (d)	1,225,000	1,226,951
5 yr. CMT + 2.720% 6.950% VRN 3/10/55 (d)	211,000	219,269
Ally Financial, Inc.
1 day USD SOFR Index + 1.730% 5.543% VRN 1/17/31 (d)	846,000	857,887
1 day USD SOFR + 3.260% 6.992% VRN 6/13/29 (d)	725,000	763,202

	Principal Amount	Value
American Express Co. 5 yr. CMT + 2.854%
3.550% VRN (d) (f)	$1,150,000	$1,123,143
Apollo Global Management, Inc.
5.800% 5/21/54	1,196,000	1,181,152
ARES Finance Co. III LLC 5 yr. CMT + 3.237%
4.125% VRN 6/30/51 (a) (d)	1,840,000	1,797,200
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (a)	1,950,000	1,853,640
5.375% 5/30/30 (a)	718,000	731,399
BGC Group, Inc.
6.150% 4/02/30 (a)	938,000	951,042
6.600% 6/10/29	2,360,000	2,445,938
Blue Owl Finance LLC
3.125% 6/10/31	1,390,000	1,234,253
Charles Schwab Corp. 5 yr. CMT + 3.168%
4.000% VRN (d) (f)	2,325,000	2,290,083
Citadel Securities Global Holdings LLC
5.500% 6/18/30 (a)	296,000	299,517
Macquarie Airfinance Holdings Ltd.
5.200% 3/27/28 (a)	750,000	758,357
8.125% 3/30/29 (a)	1,465,000	1,532,361
		19,265,394
Electric — 1.2%
AES Corp. 5 yr. CMT + 3.201%
7.600% VRN 1/15/55 (d)	1,804,000	1,857,398
Edison International
5.250% 11/15/28	1,160,000	1,148,184
MidAmerican Energy Co.
5.300% 2/01/55	592,000	563,104
NextEra Energy Capital Holdings, Inc. 5 yr. CMT + 2.547%
3.800% VRN 3/15/82 (d)	1,500,000	1,437,269
Pacific Gas & Electric Co.
5.550% 5/15/29	1,045,000	1,061,851
Sempra
5 yr. CMT + 2.868% 4.125% VRN 4/01/52 (d)	1,586,000	1,525,017
5 yr. CMT + 4.550% 4.875% VRN (d) (f)	1,190,000	1,185,094
		8,777,917
Entertainment — 0.1%
Warnermedia Holdings, Inc.
4.279% 3/15/32	1,220,000	907,375
5.141% 3/15/52	137,000	84,598
		991,973

The accompanying notes are an integral part of the financial statements.
16

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Food — 0.3%
Smithfield Foods, Inc.
2.625% 9/13/31 (a)	$2,230,000	$1,922,320
Gas — 0.5%
CenterPoint Energy Resources Corp.
6.625% 11/01/37	1,250,000	1,397,105
NiSource, Inc.
5.800% 2/01/42	950,000	934,339
5.850% 4/01/55	1,282,000	1,268,548
		3,599,992
Health Care - Services — 0.9%
Centene Corp.
3.000% 10/15/30	2,065,000	1,845,121
Cigna Group
4.800% 7/15/46	1,025,000	891,716
HCA, Inc.
5.900% 6/01/53	1,510,000	1,457,986
Humana, Inc.
5.750% 4/15/54	1,838,000	1,712,129
UnitedHealth Group, Inc.
5.750% 7/15/64	1,064,000	1,034,869
		6,941,821
Insurance — 7.5%
Allianz SE 5 yr. CMT + 2.973%
3.500% VRN (a) (d) (f)	3,600,000	3,539,365
Allstate Corp. 3 mo. USD Term SOFR + 3.200%
7.526% VRN 8/15/53 (d)	2,885,000	2,883,935
Ascot Group Ltd.
4.250% 12/15/30 (a)	1,990,000	1,827,562
5 yr. CMT + 2.375% 6.349% VRN 6/15/35 (a) (d)	831,000	857,435
Aspen Insurance Holdings Ltd.
5.750% 7/01/30	589,000	598,735
Athene Global Funding
2.673% 6/07/31 (a)	1,630,000	1,431,054
Athene Holding Ltd. 5 yr. CMT + 2.607%
6.625% VRN 10/15/54 (d)	1,645,000	1,619,339
AXIS Specialty Finance LLC 5 yr. CMT + 3.186%
4.900% VRN 1/15/40 (d)	1,530,000	1,465,449
CNO Financial Group, Inc.
6.450% 6/15/34	1,765,000	1,851,019
Corebridge Financial, Inc. 5 yr. CMT + 3.846%
6.875% VRN 12/15/52 (d)	3,811,000	3,931,395

	Principal Amount	Value
Enstar Finance LLC
5 yr. CMT + 4.006% 5.500% VRN 1/15/42 (d)	$2,907,000	$2,859,463
5 yr. CMT + 5.468% 5.750% VRN 9/01/40 (d)	2,200,000	2,197,301
Fairfax Financial Holdings Ltd.
6.100% 3/15/55	1,070,000	1,048,065
Fidus Re Ltd. 1 mo. U.S. T-Bill Rate + 2.500%
6.794% FRN 1/08/42 (a) (d)	4,700,000	4,699,486
Fortitude Group Holdings LLC
6.250% 4/01/30 (a)	1,710,000	1,759,265
Global Atlantic Fin Co.
5 yr. CMT + 3.796% 4.700% VRN 10/15/51 (a) (d)	3,585,000	3,519,233
6.750% 3/15/54 (a)	508,000	520,427
5 yr. CMT + 3.608% 7.950% VRN 10/15/54 (a) (d)	678,000	705,851
Kemper Corp.
3.800% 2/23/32	1,100,000	999,636
Liberty Mutual Group, Inc. 5 yr. CMT + 3.315%
4.125% VRN 12/15/51 (a) (d)	3,006,000	2,927,239
MetLife Capital Trust IV
8.252% 12/15/67 (a)	840,000	920,848
Omnis Funding Trust
6.722% 5/15/55 (a)	1,825,000	1,891,202
Pine Street Trust III
6.223% 5/15/54 (a)	1,875,000	1,851,012
Sammons Financial Group, Inc.
3.350% 4/16/31 (a)	1,680,000	1,542,476
4.750% 4/08/32 (a)	1,205,000	1,154,029
Selective Insurance Group, Inc.
5.900% 4/15/35	2,451,000	2,505,770
USF&G Capital I
8.500% 12/15/45 (a)	885,000	941,308
Vitality Re XV Ltd. 3 mo. U.S. T-Bill Rate + 2.500%
6.794% FRN 1/08/29 (a) (d)	3,016,000	3,066,970
		55,114,869
Internet — 0.3%
Expedia Group, Inc.
5.400% 2/15/35	1,803,000	1,815,428
Investment Companies — 2.7%
Antares Holdings LP
3.950% 7/15/26 (a)	2,405,000	2,365,740
6.500% 2/08/29 (a)	3,650,000	3,698,011
ARES Capital Corp.
5.875% 3/01/29	2,100,000	2,141,281

The accompanying notes are an integral part of the financial statements.
17

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ARES Strategic Income Fund
5.450% 9/09/28 (a)	$1,280,000	$1,280,628
6.350% 8/15/29	2,228,000	2,284,209
Blackstone Secured Lending Fund
2.750% 9/16/26	1,015,000	988,279
Blue Owl Credit Income Corp.
5.800% 3/15/30	1,625,000	1,627,649
6.650% 3/15/31	275,000	282,839
Blue Owl Technology Finance Corp.
6.750% 4/04/29	1,505,000	1,534,852
Golub Capital BDC, Inc.
2.500% 8/24/26	880,000	856,386
6.000% 7/15/29	1,672,000	1,694,703
HPS Corporate Lending Fund
6.250% 9/30/29	1,295,000	1,320,199
		20,074,776
Media — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.484% 10/23/45	960,000	951,207
News Corp.
3.875% 5/15/29 (a)	650,000	621,881
5.125% 2/15/32 (a)	2,625,000	2,568,820
Paramount Global
5 yr. CMT + 3.999% 6.375% VRN 3/30/62 (d)	971,000	954,042
6.875% 4/30/36	1,280,000	1,310,800
		6,406,750
Oil & Gas — 3.1%
BP Capital Markets PLC
5 yr. CMT + 1.924% 6.125% VRN (d) (f)	1,895,000	1,891,880
5 yr. CMT + 2.153% 6.450% VRN (c) (d) (f)	663,000	677,758
Continental Resources, Inc.
5.750% 1/15/31 (a)	1,395,000	1,408,369
Expand Energy Corp.
5.700% 1/15/35	960,000	973,689
Helmerich & Payne, Inc.
5.500% 12/01/34 (a) (c)	3,660,000	3,336,751
Occidental Petroleum Corp.
5.375% 1/01/32	900,000	892,594
6.050% 10/01/54	1,998,000	1,830,586
Ovintiv, Inc.
6.500% 8/15/34	1,050,000	1,089,712
6.500% 2/01/38	820,000	827,799
7.100% 7/15/53	1,628,000	1,687,058

	Principal Amount	Value
Patterson-UTI Energy, Inc.
3.950% 2/01/28	$980,000	$948,932
5.150% 11/15/29 (c)	830,000	818,919
7.150% 10/01/33	1,625,000	1,663,961
Petroleos Mexicanos
5.350% 2/12/28	665,000	638,561
6.375% 1/23/45	595,000	421,453
6.500% 3/13/27	585,000	580,936
6.625% 6/15/35	140,000	117,989
Santos Finance Ltd.
6.875% 9/19/33 (a)	1,250,000	1,364,847
Woodside Finance Ltd.
5.700% 5/19/32	1,857,000	1,890,660
		23,062,454
Oil & Gas Services — 0.2%
NOV, Inc.
3.950% 12/01/42	1,751,000	1,303,262
Pharmaceuticals — 1.1%
CVS Health Corp.
5.050% 3/25/48	790,000	682,124
5.875% 6/01/53	1,050,000	1,003,249
6.125% 9/15/39	560,000	574,154
5 yr. CMT + 2.886% 7.000% VRN 3/10/55 (d)	2,440,000	2,516,641
CVS Pass-Through Trust
5.926% 1/10/34 (a)	765,101	772,399
7.507% 1/10/32 (a)	600,985	629,361
Utah Acquisition Sub, Inc.
5.250% 6/15/46	2,700,000	2,190,354
		8,368,282
Pipelines — 1.6%
Enbridge, Inc. 5 yr. CMT + 3.708%
7.375% VRN 1/15/83 (d)	1,019,000	1,048,368
Energy Transfer LP
5.950% 5/15/54	785,000	746,768
5 yr. CMT + 5.306% 7.125% VRN (d) (f)	1,830,000	1,864,155
Enterprise Products Operating LLC 3 mo. USD Term SOFR + 2.832%
5.375% VRN 2/15/78 (c) (d)	2,256,000	2,219,001
ONEOK, Inc.
5.050% 4/01/45 (g)	625,000	525,712
5.450% 6/01/47 (g)	1,425,000	1,264,571
Plains All American Pipeline LP 3 mo. USD Term SOFR + 4.372%
8.698% VRN (d) (f)	2,345,000	2,349,957

The accompanying notes are an integral part of the financial statements.
18

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Western Midstream Operating LP
5.450% 11/15/34	$1,850,000	$1,813,740
		11,832,272
Private Equity — 0.3%
Brookfield Finance, Inc.
5.968% 3/04/54	1,011,000	1,008,962
KKR Group Finance Co. X LLC
3.250% 12/15/51 (a)	1,476,000	946,596
		1,955,558
Real Estate Investment Trusts (REITS) — 2.1%
Broadstone Net Lease LLC
2.600% 9/15/31	2,465,000	2,092,801
EPR Properties
3.600% 11/15/31	1,136,000	1,031,891
3.750% 8/15/29	675,000	642,710
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	3,050,000	2,912,826
Piedmont Operating Partnership LP
6.875% 7/15/29	1,565,000	1,648,383
9.250% 7/20/28	1,847,000	2,057,261
Service Properties Trust
4.950% 10/01/29 (c)	1,155,000	1,007,845
Store Capital LLC
4.500% 3/15/28	2,075,000	2,054,097
4.625% 3/15/29	2,300,000	2,261,839
		15,709,653
Semiconductors — 0.5%
Foundry JV Holdco LLC
6.100% 1/25/36 (a)	2,018,000	2,087,849
Intel Corp.
5.600% 2/21/54	1,305,000	1,197,210
		3,285,059
Software — 0.8%
AppLovin Corp.
5.375% 12/01/31	1,790,000	1,821,458
Electronic Arts, Inc.
2.950% 2/15/51	1,280,000	799,300
Microsoft Corp.
2.921% 3/17/52	2,399,000	1,590,882
Oracle Corp.
5.375% 9/27/54	1,480,000	1,352,922
		5,564,562

	Principal Amount	Value
Telecommunications — 0.4%
AT&T, Inc.
3.550% 9/15/55	$2,198,000	$1,483,096
T-Mobile USA, Inc.
6.000% 6/15/54	1,134,000	1,154,368
		2,637,464
Venture Capital — 0.8%
Hercules Capital, Inc.
2.625% 9/16/26	3,284,000	3,175,503
3.375% 1/20/27 (c)	2,545,000	2,464,637
		5,640,140
TOTAL CORPORATE DEBT (Cost $282,192,218)		279,206,974
Non-U.S. Government Agency Obligations — 19.1%
Automobile Asset-Backed Securities — 0.5%
Securitized Term Auto Receivables Trust, Series 2025-A, Class D
6.746% 7/25/31 (a)	1,286,858	1,302,345
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-AA, Class C
5.080% 8/20/29 (a)	2,500,000	2,508,202
		3,810,547
Commercial Mortgage-Backed Securities — 6.2%
Bank, Series 2020-BN30, Class MCDF,
3.016% VRN 12/15/53 (d) (h)	2,100,000	1,262,365
Benchmark Mortgage Trust
Series 2021-B23, Class 360A, 2.852% VRN 2/15/54 (a) (d) (h)	2,200,000	1,747,162
Series 2021-B23, Class 360B, 2.852% VRN 2/15/54 (a) (d) (h)	3,587,000	2,668,338
Series 2021-B25, Class 300C, 3.094% VRN 4/15/54 (a) (d) (h)	2,500,000	1,653,108
BGME Trust
Series 2021-VR, Class C, 3.094% VRN 1/10/43 (a) (d) (h)	8,018,000	5,868,201
Series 2021-VR, Class D, 3.094% VRN 1/10/43 (a) (d) (h)	2,400,000	1,693,293
BX Commercial Mortgage Trust, Series 2021-SOAR, Class E, 1 mo. USD Term SOFR + 1.914%
6.227% FRN 6/15/38 (a) (d)	1,665,802	1,665,801
BX Trust, Series 2023-LIFE, Class C
5.884% 2/15/28 (a)	500,000	480,280

The accompanying notes are an integral part of the financial statements.
19

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
COLEM Mortgage Trust, Series 2022-HLNE, Class D,
2.543% VRN 4/12/42 (a) (d) (h)	$1,200,000	$960,751
COMM Mortgage Trust, Series 2012-CR4, Class B
3.703% 10/15/45 (a)	1,060,000	768,500
DROP Mortgage Trust
Series 2021-FILE, Class C, 1 mo. USD Term SOFR + 2.364% 6.677% FRN 10/15/43 (a) (d)	1,529,000	1,393,989
Series 2021-FILE, Class D, 1 mo. USD Term SOFR + 2.864% 7.177% FRN 10/15/43 (a) (d)	908,000	779,591
Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD Term SOFR + 2.364%
6.677% FRN 7/15/38 (a) (d)	1,715,455	1,717,601
Harvest Commercial Capital Loan Trust, Series 2025-1, Class M2,
6.735% VRN 6/25/57 (d) (h)	897,724	927,607
KIND Trust, Series 2021-KIND, Class C, 1 mo. USD Term SOFR + 1.864%
6.180% FRN 8/15/38 (a) (d)	1,586,968	1,566,138
KREF Ltd.
Series 2021-FL2, Class B, 1 mo. USD Term SOFR + 1.764% 6.078% FRN 2/15/39 (a) (d)	2,900,000	2,833,186
Series 2021-FL2, Class C, 1 mo. USD Term SOFR + 2.114% 6.428% FRN 2/15/39 (a) (d)	5,000,000	4,957,130
Series 2021-FL2, Class D, 1 mo. USD Term SOFR + 2.314% 6.628% FRN 2/15/39 (a) (d)	4,100,000	4,038,117
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864%
6.177% FRN 3/15/38 (a) (d)	1,354,500	1,340,955
MFT Mortgage Trust
Series 2020-ABC, Class A, 3.358% 2/10/42 (a)	919,000	711,100
Series 2020-ABC, Class B, 3.593% VRN 2/10/42 (a) (d) (h)	2,253,000	1,587,888
MHC Commercial Mortgage Trust, Series 2021-MHC, Class D, 1 mo. USD Term SOFR + 1.715%
6.027% FRN 4/15/38 (a) (d)	1,280,000	1,280,000
US Bank NA, Series 2025-SUP1, Class B 5.582% 2/25/32 (a)	876,302	874,992

	Principal Amount	Value
Velocity Commercial Capital Loan Trust, Series 2025-3, Class A,
5.870% VRN 6/25/55 (a) (d) (h)	$2,344,146	$2,360,311
Wells Fargo Commercial Mortgage Trust, Series 2018-C45, Class B
4.556% 6/16/51	400,000	377,167
		45,513,571
Home Equity Asset-Backed Securities — 0.0%
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD Term SOFR + 1.314%
5.634% FRN 11/25/35 (a) (d)	97,151	96,978
Other Asset-Backed Securities — 9.2%
Anchorage Capital CLO 19 Ltd., Series 2021-19A, Class A, 3 mo. USD Term SOFR + 1.472%
5.728% FRN 10/15/34 (a) (d)	2,000,000	2,001,126
Apidos CLO XLVIII Ltd., Series 2024-48A, Class A1, 3 mo. USD Term SOFR + 1.440%
5.722% FRN 7/25/37 (a) (d)	2,000,000	2,005,518
Apidos CLO XXXII Ltd., Series 2019-32A, Class B1R, 3 mo. USD Term SOFR + 1.500%
5.770% FRN 1/20/33 (a) (d)	1,250,000	1,248,325
ARES Loan Funding VI Ltd., Series 2024-ALF6A, Class A1, 3 mo. USD Term SOFR + 1.470%
5.680% FRN 7/10/37 (a) (d)	1,000,000	1,002,862
Bain Capital Credit CLO Ltd., Series 2022-1A, Class A1, 3 mo. USD Term SOFR + 1.320%
5.590% FRN 4/18/35 (a) (d)	750,000	750,622
Ballyrock CLO 26 Ltd., Series 2024-26A, Class A1A, 3 mo. USD Term SOFR + 1.510%
5.792% FRN 7/25/37 (a) (d)	1,700,000	1,705,188
Beechwood Park CLO Ltd., Series 2019-1A, Class A1R, 3 mo. USD Term SOFR + 1.300%
5.580% FRN 1/17/35 (a) (d)	2,000,000	2,003,652
Benefit Street Partners CLO 41 Ltd., Series 2025-41A, Class A, 3 mo. USD Term SOFR + 1.300%
FRN 7/25/38 (a) (b) (d)	2,000,000	2,000,000
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1R, 3 mo. USD Term SOFR + 1.530%
5.800% FRN 7/20/37 (a) (d)	2,000,000	2,006,522

The accompanying notes are an integral part of the financial statements.
20

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Buttermilk Park CLO Ltd., Series 2018-1A, Class B1R, 3 mo. USD Term SOFR + 1.600%
5.856% FRN 10/15/31 (a) (d)	$2,000,000	$2,000,844
Canyon Capital CLO Ltd.
Series 2022-2A, Class A1R, 3 mo. USD Term SOFR + 1.180% 5.436% FRN 4/15/38 (a) (d)	1,000,000	996,715
Series 2022-1A, Class B, 3 mo. USD Term SOFR + 1.850% 6.111% FRN 4/15/35 (a) (d)	940,000	940,438
Capital Automotive REIT, Series 2024-3A, Class A1
4.400% 10/15/54 (a)	970,000	943,748
CBAMR Ltd., Series 2017-4A, Class A1R, 3 mo. USD Term SOFR + 1.420%
5.716% FRN 3/31/38 (a) (d)	2,000,000	2,005,000
CIFC Funding Ltd., Series 2019-6A, Class A1R, 3 mo. USD Term SOFR + 1.450%
5.711% FRN 7/16/37 (a) (d)	2,650,000	2,661,122
Flatiron CLO 20 Ltd., Series 2020-1A, Class BR, 3 mo. USD Term SOFR + 1.920%
6.242% FRN 5/20/36 (a) (d)	500,000	500,516
Galaxy XXVI CLO Ltd., Series 2018-26A, Class BR, 3 mo. USD Term SOFR + 1.600%
5.926% FRN 11/22/31 (a) (d)	1,000,000	1,000,484
Goldentree Loan Management US CLO 1 Ltd., Series 2017-1A, Class B1R3, 3 mo. USD Term SOFR + 1.350%
5.620% FRN 4/20/34 (a) (d)	1,000,000	991,752
Harbor Park CLO 18-1 Ltd., Series 2018-1A, Class B1R, 3 mo. USD Term SOFR + 1.700%
5.970% FRN 1/20/31 (a) (d)	1,290,000	1,292,327
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	276,788	252,007
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	319,673	282,364
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	92,524	82,477
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	356,533	327,894
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	74,382	67,891
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	558,164	518,996

	Principal Amount	Value
Invesco CLO Ltd., Series 2021-3A, Class B, 3 mo. USD Term SOFR + 1.912%
6.184% FRN 10/22/34 (a) (d)	$2,000,000	$1,998,278
Juniper Valley Park CLO Ltd., Series 2023-1A, Class BR, 3 mo. USD Term SOFR + 1.550%
5.820% FRN 7/20/36 (a) (d)	1,350,000	1,347,943
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (a)	1,113,700	1,083,049
Marble Point CLO XIX Ltd., Series 2020-3A, Class AR, 3 mo. USD Term SOFR + 1.400%
5.670% FRN 1/19/34 (a) (d)	2,250,000	2,250,535
Mariner Finance Issuance Trust
Series 2021-AA, Class B, 2.330% 3/20/36 (a)	1,336,000	1,278,747
Series 2021-AA, Class C, 2.960% 3/20/36 (a)	637,000	611,405
MidOcean Credit CLO XII Ltd., Series 2023-12A, Class CR, 3 mo. USD Term SOFR + 2.450%
6.720% FRN 4/18/36 (a) (d)	700,000	700,719
MidOcean Credit CLO XIV Ltd., Series 2024-14A, Class A1, 3 mo. USD Term SOFR + 1.580%
5.836% FRN 4/15/37 (a) (d)	1,000,000	1,002,614
Mosaic Solar Loan Trust, Series 2018-1A, Class A
4.010% 6/22/43 (a)	116,220	110,584
Mosaic Solar Loans LLC, Series 2017-1A, Class A
4.450% 6/20/42 (a)	97,920	94,178
Neuberger Berman CLO 32R Ltd., Series 2019-32RA, Class A, 3 mo. USD Term SOFR + 1.310%
FRN 7/20/39 (a) (b) (d)	2,000,000	2,000,000
Neuberger Berman Loan Advisers CLO 30 Ltd., Series 2018-30A, Class A1R2, 3 mo. USD Term SOFR + 1.240%
5.510% FRN 1/20/37 (a) (d)	2,000,000	2,002,300
Neuberger Berman Loan Advisers CLO 44 Ltd., Series 2021-44A, Class BR, 3 mo. USD Term SOFR + 1.500%
5.761% FRN 10/16/35 (a) (d)	1,000,000	999,554
NP SPE II LLC, Series 2017-1A, Class A2
4.219% 10/21/47 (a)	2,260,000	2,068,373

The accompanying notes are an integral part of the financial statements.
21

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oak Hill Credit Partners X-R Ltd., Series 2014-10RA, Class AR2, 3 mo. USD Term SOFR + 1.130%
5.400% FRN 4/20/38 (a) (d)	$1,000,000	$997,302
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A5
3.390% 11/20/50 (a)	1,190,500	1,164,147
OCP CLO Ltd., Series 2023-27A, Class BR, 3 mo. USD Term SOFR + 1.700%
5.961% FRN 7/16/35 (a) (d)	1,750,000	1,749,995
Parallel Ltd., Series 2021-2A, Class A2, 3 mo. USD Term SOFR + 2.112%
6.381% FRN 10/20/34 (a) (d)	450,000	450,327
Rad CLO 12 Ltd., Series 2021-12A, Class A, 3 mo. USD Term SOFR + 1.432%
5.711% FRN 10/30/34 (a) (d)	1,000,000	1,001,466
Rockford Tower CLO Ltd., Series 2019-1A, Class B1R, 3 mo. USD Term SOFR + 1.812%
6.081% FRN 4/20/34 (a) (d)	1,500,000	1,500,681
RR 7 Ltd., Series 2019-7A, Class A2B, 3 mo. USD Term SOFR + 1.850%
6.106% FRN 1/15/37 (a) (d)	750,000	751,076
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D
3.170% 11/20/37 (a)	233,976	228,735
Sixth Street CLO XIV Ltd., Series 2019-14A, Class A1R2, 3 mo. USD Term SOFR + 1.150%
5.467% FRN 1/20/38 (a) (d)	1,000,000	998,016
Sixth Street CLO XX Ltd., Series 2021-20A, Class A1R, 3 mo. USD Term SOFR + 1.320%
FRN 7/17/38 (a) (b) (d)	1,700,000	1,700,000
Structured Receivables Finance LLC, Series 2010-B, Class A
3.730% 8/15/36 (a)	7,048	7,035
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (a)	365,763	343,983
Sunnova Hestia II Issuer LLC, Series 2024-GRID1, Class 1A
5.630% 7/20/51 (a)	1,018,261	1,017,171
Symphony CLO 42 Ltd., Series 2024-42A, Class A1, 3 mo. USD Term SOFR + 1.530%
5.810% FRN 4/17/37 (a) (d)	2,000,000	2,004,878

	Principal Amount	Value
Texas Debt Capital CLO Ltd., Series 2023-1A, Class A1R, 3 mo. USD Term SOFR + 1.300%
5.575% FRN 7/20/38 (a) (d)	$2,000,000	$2,000,000
Thrust Engine Leasing DAC
Series 2021-1A, Class A, 4.163% 7/15/40 (a)	2,289,537	2,231,198
Series 2021-1A, Class B, 6.121% 7/15/40 (a)	1,093,826	1,071,046
Series 2021-1A, Class C, 7.386% 7/15/40 (a)	325,358	315,292
Vivint Solar Financing V LLC, Series 2018-1A, Class B
7.370% 4/30/48 (a)	980,193	934,764
		67,603,781
Student Loans Asset-Backed Securities — 2.2%
College Avenue Student Loans LLC
Series 2019-A, Class B, 3.810% 12/28/48 (a)	858,947	826,276
Series 2019-A, Class C, 4.460% 12/28/48 (a)	572,777	540,758
Edsouth Indenture No. 8 LLC, Series 2014-4, Class B, 30 day USD SOFR Average + 1.614%
5.920% FRN 6/25/48 (a) (d)	1,200,000	1,192,721
Edsouth Indenture No. 9 LLC, Series 2015-1, Class B, 30 day USD SOFR Average + 1.614%
5.920% FRN 10/25/56 (a) (d)	1,100,000	1,068,560
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A 3.580% 11/25/38 (a)	267,532	257,696
Nelnet Student Loan Trust
Series 2005-4, Class A4R1, 1.145% FRN 3/22/32 (d) (h)	80,000	79,526
Series 2019-5, Class B, 3.450% 10/25/67 (a)	2,150,000	1,682,621
Series 2019-1A, Class B, 30 day USD SOFR Average + 1.514% 5.820% FRN 4/25/67 (a) (d)	3,250,000	3,099,232
SLM Student Loan Trust
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 4.835% FRN 10/25/40 (d)	1,454,838	1,376,367
Series 2005-6, Class B, 90 day USD SOFR Average + 0.552% 4.915% FRN 1/25/44 (d)	835,353	793,520
SMB Private Education Loan Trust
Series 2024-E, Class B, 5.710% 10/16/56 (a)	2,500,000	2,464,369

The accompanying notes are an integral part of the financial statements.
22

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2024-A, Class B, 5.880% 3/15/56 (a)	$2,910,000	$2,984,189
		16,365,835
Whole Loan Collateral Collateralized Mortgage Obligations — 0.8%
Banc of America Mortgage Trust, Series 2004-G, Class 2A7,
6.538% VRN 8/25/34 (d) (h)	2,917	2,902
Flagstar Mortgage Trust, Series 2021-6INV, Class A18,
2.500% VRN 8/25/51 (a) (d) (h)	3,231,160	2,621,531
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A2,
2.500% VRN 2/25/52 (a) (d) (h)	1,773,002	1,445,135
New Residential Mortgage Loan Trust, Series 2021-INV1, Class A4,
2.500% VRN 6/25/51 (a) (d) (h)	2,087,363	1,694,841
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-1, Class A1, 3.920% VRN 11/25/48 (a) (d) (h)	20,675	19,584
		5,783,993
Whole Loan Collateral Support Collateralized Mortgage Obligations — 0.2%
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A4,
2.500% VRN 2/25/52 (a) (d) (h)	1,177,569	955,394
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $149,955,790)		140,130,099
Sovereign Debt Obligations — 0.2%
Mexico Government International Bond
4.750% 3/08/44	1,652,000	1,298,720
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,646,045)		1,298,720
U.S. Government Agency Obligations and Instrumentalities (i) — 27.2%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 2178, Class PB 7.000% 8/15/29	6,408	6,634

	Principal Amount	Value
Pass-Through Securities — 27.2%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	$1,842,967	$1,479,737
Pool #RA4255 2.000% 1/01/51	3,735,936	3,005,459
Pool #RA5576 2.500% 7/01/51	6,532,586	5,491,896
Pool #SD0905 3.000% 3/01/52	2,852,974	2,498,387
Pool #J13972 3.500% 1/01/26	728	726
Pool #C91344 3.500% 11/01/30	21,617	21,270
Pool #C91424 3.500% 1/01/32	16,127	15,824
Pool #RA2483 3.500% 6/01/50	3,030,271	2,754,602
Pool #SD1523 4.000% 8/01/52	4,337,573	4,072,252
Pool #SD1603 4.000% 9/01/52	2,852,584	2,658,485
Pool #C91239 4.500% 3/01/29	855	854
Pool #C91251 4.500% 6/01/29	6,153	6,146
Pool #SD8266 4.500% 11/01/52	1,691,014	1,622,907
Pool #SD7323 5.000% 12/01/54	9,485,646	9,298,098
Pool #C90939 5.500% 12/01/25	393	393
Pool #D97258 5.500% 4/01/27	650	653
Pool #C91026 5.500% 4/01/27	3,237	3,255
Pool #C91074 5.500% 8/01/27	408	411
Pool #D97417 5.500% 10/01/27	3,431	3,464
Pool #C91128 5.500% 12/01/27	342	346
Pool #C91148 5.500% 1/01/28	8,690	8,774
Pool #C91176 5.500% 5/01/28	3,711	3,756
Pool #C91217 5.500% 11/01/28	1,719	1,739
Pool #SD4364 5.500% 10/01/53	4,846,145	4,879,430
Federal National Mortgage Association
Pool #MA4577 2.000% 4/01/52	6,814,458	5,407,514
Pool #CB0414 2.500% 5/01/51	5,582,812	4,677,727
Pool #FM8596 2.500% 9/01/51	1,721,470	1,447,227
Pool #FM9104 2.500% 10/01/51	5,038,323	4,232,532
Pool #FM9227 2.500% 10/01/51	3,612,791	3,031,602
Pool #MA4548 2.500% 2/01/52	4,395,049	3,656,429
Pool #FS3035 2.500% 4/01/52	7,724,948	6,511,205
Pool #MA3029 3.000% 6/01/32	698,511	678,367
Pool #MA3090 3.000% 8/01/32	291,043	282,436
Pool #AO8180 3.000% 9/01/42	8,229	7,495
Pool #AB7397 3.000% 12/01/42	51,896	47,215
Pool #AB7401 3.000% 12/01/42	41,378	37,690
Pool #AP8668 3.000% 12/01/42	62,973	57,290
Pool #AR1975 3.000% 12/01/42	11,848	10,799
Pool #AR0306 3.000% 1/01/43	3,356	3,056
Pool #AR5391 3.000% 1/01/43	9,219	8,377
Pool #AL3215 3.000% 2/01/43	39,801	36,187
Pool #AR4109 3.000% 2/01/43	37,450	34,074
Pool #AR4432 3.000% 3/01/43	18,507	16,816
Pool #AT0169 3.000% 3/01/43	87,606	79,677
Pool #AB8809 3.000% 3/01/43	20,853	18,972
Pool #MA1368 3.000% 3/01/43	79,407	72,199

The accompanying notes are an integral part of the financial statements.
23

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AR2174 3.000% 4/01/43	$75,025	$68,203
Pool #FS1075 3.000% 3/01/52	2,918,098	2,559,065
Pool #CB3304 3.000% 4/01/52	4,577,663	4,011,582
Pool #CB3305 3.000% 4/01/52	5,532,013	4,841,000
Pool #AS1304 3.500% 12/01/28	189,672	187,513
Pool #MA1356 3.500% 2/01/43	2,830,496	2,645,800
Pool #CA6096 3.500% 6/01/50	3,427,479	3,100,680
Pool #FM4017 3.500% 8/01/50	200,702	182,318
Pool #CB3842 3.500% 6/01/52	8,937,334	8,115,908
Pool #CA1909 4.500% 6/01/48	1,522,630	1,478,434
Pool #CB3866 4.500% 6/01/52	4,919,982	4,742,196
Pool #CB4032 4.500% 7/01/52	11,687,047	11,220,903
Pool #CB4129 4.500% 7/01/52	4,504,248	4,324,594
Pool #AD6437 5.000% 6/01/40	128,147	129,631
Pool #AD6996 5.000% 7/01/40	845,997	855,819
Pool #AL8173 5.000% 2/01/44	337,024	340,876
Pool #MA5530 5.000% 11/01/54	3,842,873	3,766,893
Pool #CB9465 5.000% 11/01/54	9,625,329	9,513,224
Pool #AD0836 5.500% 11/01/28	7,213	7,273
Pool #MA4842 5.500% 12/01/52	8,495,719	8,527,522
Pool #MA5215 5.500% 12/01/53	4,355,670	4,361,086
Pool #CB9444 6.000% 11/01/54	3,769,654	3,838,859
Pool #FA0095 6.000% 12/01/54	5,755,894	5,897,538
Government National Mortgage Association
Pool #480539 7.000% 4/15/29	38	38
Pool #488634 7.000% 5/15/29	804	817
Pool #500928 7.000% 5/15/29	1,588	1,621
Pool #510083 7.000% 7/15/29	83	84
Pool #493723 7.000% 8/15/29	1,232	1,261
Government National Mortgage Association II
Pool #MA6038 3.000% 7/20/49	1,677,043	1,492,179
Pool #MA6283 3.000% 11/20/49	3,038,699	2,691,868
Pool #MA6409 3.000% 1/20/50	3,143,189	2,789,834
Pool #MA4321 3.500% 3/20/47	1,878,964	1,735,259
Pool #MA9722 4.000% 6/20/54	15,344,893	14,291,991
Pool #8746 1 yr. CMT + 1.500% 4.750% FRN 11/20/25 (d)	79	79
Pool #80136 1 yr. CMT + 1.500% 4.750% FRN 11/20/27 (d)	130	130
Pool #MB0025 5.000% 11/20/54	9,811,566	9,639,980
Pool #MB0091 5.000% 12/20/54	9,846,268	9,672,537
Pool #MA8429 5.500% 11/20/52	4,462,115	4,494,231
		199,712,576
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $207,911,522)		199,719,210

	Principal Amount	Value
U.S. Treasury Obligations — 13.5%
U.S. Treasury Bonds & Notes — 13.5%
U.S. Treasury Bonds
2.250% 8/15/49 (j)	$33,500,000	$20,994,450
3.500% 2/15/39	15,000,000	13,521,837
4.125% 8/15/44	23,000,000	21,062,360
4.625% 2/15/55	6,000,000	5,838,772
U.S. Treasury Notes
1.875% 2/15/32	20,000,000	17,563,796
4.250% 2/28/31	20,000,000	20,379,736
		99,360,951
TOTAL U.S. TREASURY OBLIGATIONS (Cost $100,284,583)		99,360,951
TOTAL BONDS & NOTES (Cost $741,990,158)		719,715,954
TOTAL LONG-TERM INVESTMENTS (Cost $741,990,158)		719,715,954
Short-Term Investments — 1.5%
Commercial Paper — 0.7%
Eversource Energy
4.819% 7/09/25 (a)	2,000,000	1,997,684
Hubbell, Inc.
4.722% 7/31/25 (a)	500,000	498,075
Penske Truck Leasing Co. LP
4.725% 8/25/25	1,000,000	992,647
Phillips 66
4.714% 7/07/25 (a)	1,000,000	999,102
Spire, Inc.
4.736% 7/09/25 (a)	1,000,000	998,853
		5,486,361
	Number of Shares
Investment of Cash Collateral from Securities Loaned — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.340% (k)	5,568,130	5,568,130
TOTAL SHORT-TERM INVESTMENTS (Cost $11,055,255)		11,054,491
TOTAL INVESTMENTS — 99.5%
(Cost $753,045,413) (l)		730,770,445
Other Assets/(Liabilities) — 0.5%		3,432,601
NET ASSETS — 100.0%		$734,203,046

The accompanying notes are an integral part of the financial statements.
24

MML Managed Bond Fund – Portfolio of Investments (Continued)
Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2025, the aggregate market value of these securities amounted to $226,638,135 or 30.87% of net assets.

(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2025, was $10,985,194 or 1.50% of net assets. The Fund received $5,705,081 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(d)
Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)
Restricted security. Certain securities are restricted to resale. At June 30, 2025, these securities amounted to a value of $949,957 or 0.13% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(f)	Security is perpetual and has no stated maturity date.
(g)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2025, these securities amounted to a value of $1,790,283 or 0.24% of net assets.
(h)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2025.

(i)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(j)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(k)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2025. (Note 2).
(l)	See Note 6 for aggregate cost for federal tax purposes.
Country weightings, as a percentage of net assets, is as follows:

United States	80.5%
Cayman Islands	6.7%
United Kingdom	3.2%
Canada	2.4%
Bermuda	1.0%
Australia	0.8%
France	0.7%
Netherlands	0.7%
Ireland	0.5%
Germany	0.5%
Mexico	0.4%
Finland	0.4%
Switzerland	0.1%
Denmark	0.1%
Total Long-Term Investments	98.0%
Short-Term Investments and Other Assets and Liabilities	2.0%
Net Assets	100.0%

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Long Bond	9/19/25	85	$9,490,440	$324,404
U.S. Treasury Note 10 Year	9/19/25	42	4,710,044	(794)
U.S. Treasury Ultra Bond	9/19/25	62	7,076,487	309,263
U.S. Treasury Note 2 Year	9/30/25	350	72,544,464	263,739
U.S. Treasury Note 5 Year	9/30/25	60	6,542,531	(2,531)
				$ 894,081
Short
U.S. Treasury Note 5 Year	9/30/25	30	$(3,237,094)	$(32,906)

The accompanying notes are an integral part of the financial statements.
25

MML Short-Duration Bond Fund – Portfolio of Investments

June 30, 2025 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 79.1%
Corporate Debt — 44.5%
Agriculture — 0.7%
Imperial Brands Finance PLC 4.500% 6/30/28 (a) (b)	$555,000	$554,934
KT&G Corp. 5.000% 5/02/28 (a)	200,000	202,858
		757,792
Auto Manufacturers — 2.1%
Ford Motor Credit Co. LLC
5.303% 9/06/29	470,000	461,534
5.875% 11/07/29	290,000	290,851
General Motors Financial Co., Inc.
5.000% 7/15/27	280,000	281,714
5.800% 1/07/29	305,000	314,137
Hyundai Capital America 6.100% 9/21/28 (a)	305,000	317,073
Nissan Motor Acceptance Co. LLC 1.850% 9/16/26 (a)	685,000	653,256
		2,318,565
Banks — 8.6%
ABN AMRO Bank NV
4.750% 7/28/25 (a)	625,000	624,977
1 yr. CMT + 1.550% 6.575% VRN 10/13/26 (a) (c)	300,000	301,555
ANB Sukuk Ltd. 5 yr. CMT + 2.974% 3.326% VRN 10/28/30 (a) (c)	650,000	645,779
Barclays PLC
5.200% 5/12/26	305,000	306,375
1 day USD SOFR + 1.740% 5.690% VRN 3/12/30 (c)	295,000	305,243
BPCE SA
1 day USD SOFR + 1.581% 5.389% VRN 5/28/31 (a) (c)	285,000	290,199
1 day USD SOFR + 1.980% 6.612% VRN 10/19/27 (a) (c)	500,000	511,826
Capital One NA 5 yr. USD SOFR ICE Swap Rate + 1.730% 5.974% VRN 8/09/28 (c)	450,000	461,052
Credit Agricole SA 1 day USD SOFR + 1.860% 6.316% VRN 10/03/29 (a) (c)	375,000	394,129
Danske Bank AS 1 yr. CMT + 0.930% 5.019% VRN 3/04/31 (a) (c)	290,000	293,287
Deutsche Bank AG 1 day USD SOFR + 1.210% 5.373% VRN 1/10/29 (c)	285,000	290,003

	Principal Amount	Value
HSBC Holdings PLC
1 day USD SOFR + 1.030% 4.899% VRN 3/03/29 (c)	$290,000	$292,456
1 day USD SOFR + 3.350% 7.390% VRN 11/03/28 (c)	310,000	329,217
ING Groep NV 1 day USD SOFR + 1.440% 5.335% VRN 3/19/30 (c)	295,000	302,502
JP Morgan Chase & Co. 1 day USD SOFR + 0.765% 1.470% VRN 9/22/27 (c)	445,000	429,329
Lloyds Banking Group PLC 1 yr. CMT + 0.850% 5.087% VRN 11/26/28 (c)	179,000	181,352
Morgan Stanley
1 day USD SOFR + 1.610% 4.210% VRN 4/20/28 (c)	245,000	244,494
4.350% 9/08/26	400,000	399,285
NatWest Group PLC 1 yr. CMT + 1.050% 5.115% VRN 5/23/31 (c)	280,000	284,582
Santander UK Group Holdings PLC 1 day USD SOFR Index + 1.554% 4.858% VRN 9/11/30 (c)	510,000	509,330
Societe Generale SA
1 yr. CMT + 1.100% 1.488% VRN 12/14/26 (a) (c)	525,000	517,357
1 yr. CMT + 1.300% 2.797% VRN 1/19/28 (a) (c)	200,000	194,223
Synovus Bank 5.625% 2/15/28	523,000	528,667
Synovus Financial Corp. 1 day USD SOFR + 2.347% 6.168% VRN 11/01/30 (c)	225,000	230,817
Truist Financial Corp. 1 day USD SOFR + 2.446% 7.161% VRN 10/30/29 (c)	305,000	329,915
Wells Fargo & Co. 1 day USD SOFR + 1.740% 5.574% VRN 7/25/29 (c)	310,000	320,093
		9,518,044
Beverages — 0.3%
JDE Peet’s NV 1.375% 1/15/27 (a)	407,000	387,247
Building Materials — 0.4%
Amrize Finance US LLC 4.950% 4/07/30 (a)	300,000	304,021
JH North America Holdings, Inc. 5.875% 1/31/31 (a)	130,000	131,135
		435,156

The accompanying notes are an integral part of the financial statements.
26

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Chemicals — 1.0%
Celanese US Holdings LLC 6.850% STEP 11/15/28	$555,000	$583,181
Huntsman International LLC 4.500% 5/01/29	300,000	284,502
Yara International ASA 4.750% 6/01/28 (a)	300,000	300,603
		1,168,286
Commercial Services — 0.9%
Element Fleet Management Corp. 5.037% 3/25/30 (a)	290,000	292,549
Triton Container International Ltd.
2.050% 4/15/26 (a)	450,000	440,692
3.150% 6/15/31 (a)	325,000	281,977
		1,015,218
Computers — 0.3%
Genpact Luxembourg SARL/Genpact USA, Inc. 6.000% 6/04/29	277,000	286,704
Diversified Financial Services — 3.4%
Aircastle Ltd./Aircastle Ireland DAC 5.250% 3/15/30 (a)	290,000	292,390
Ally Financial, Inc. 1 day USD SOFR + 3.260% 6.992% VRN 6/13/29 (c)	275,000	289,490
Aviation Capital Group LLC 5.125% 4/10/30 (a)	440,000	444,156
Avolon Holdings Funding Ltd.
5.375% 5/30/30 (a)	114,000	116,127
5.750% 11/15/29 (a)	430,000	442,632
BGC Group, Inc. 6.150% 4/02/30 (a)	550,000	557,647
Macquarie Airfinance Holdings Ltd.
5.200% 3/27/28 (a)	150,000	151,671
6.400% 3/26/29 (a)	324,000	338,241
8.125% 3/30/29 (a)	150,000	156,897
REC Ltd. 2.250% 9/01/26 (a)	400,000	388,703
Synchrony Financial 1 day USD SOFR + 1.680% 5.450% VRN 3/06/31 (c) (d)	550,000	554,795
		3,732,749
Electric — 1.3%
Adani Transmission Step-One Ltd. 4.000% 8/03/26 (a)	350,000	345,136
Alliant Energy Finance LLC 1.400% 3/15/26 (a)	260,000	252,040

	Principal Amount	Value
Edison International 5.250% 11/15/28	$200,000	$197,963
FirstEnergy Pennsylvania Electric Co. 5.150% 3/30/26 (a)	226,000	226,514
Pacific Gas & Electric Co. 5.550% 5/15/29	450,000	457,256
		1,478,909
Entertainment — 0.6%
Warnermedia Holdings, Inc. 4.054% 3/15/29	750,000	696,735
Food — 0.9%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 2.500% 1/15/27	285,000	277,225
Smithfield Foods, Inc. 4.250% 2/01/27 (a)	775,000	767,443
		1,044,668
Health Care - Services — 0.5%
Centene Corp.
2.450% 7/15/28	325,000	301,807
3.000% 10/15/30	325,000	290,394
		592,201
Home Furnishing — 0.2%
LG Electronics, Inc. 5.625% 4/24/27 (a)	200,000	203,599
Housewares — 0.2%
Newell Brands, Inc. 6.375% 9/15/27	200,000	202,685
Insurance — 3.0%
Aspen Insurance Holdings Ltd. 5.750% 7/01/30	89,000	90,471
Athene Global Funding 3.205% 3/08/27 (a)	212,000	206,347
Brighthouse Financial Global Funding 5.650% 6/10/29 (a)	275,000	281,937
CNO Global Funding 2.650% 1/06/29 (a)	350,000	326,918
Corebridge Global Funding 4.900% 12/03/29 (a)	300,000	304,219
Enstar Group Ltd. 4.950% 6/01/29	300,000	302,200
Equitable America Global Funding 4.950% 6/09/30 (a)	280,000	283,051
Fortitude Group Holdings LLC 6.250% 4/01/30 (a)	269,000	276,750

The accompanying notes are an integral part of the financial statements.
27

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GA Global Funding Trust 2.250% 1/06/27 (a)	$235,000	$226,887
Global Atlantic Fin Co. 4.400% 10/15/29 (a)	350,000	339,688
Lincoln National Corp., (Acquired 4/19/23, Cost $310,303), 3.800% 3/01/28 (d) (e)	350,000	344,335
Mercury General Corp. 4.400% 3/15/27	300,000	297,482
		3,280,285
Investment Companies — 6.0%
Antares Holdings LP
2.750% 1/15/27 (a)	310,000	297,476
3.950% 7/15/26 (a)	605,000	595,124
ARES Capital Corp.
2.875% 6/15/28	250,000	235,583
5.875% 3/01/29	100,000	101,966
5.950% 7/15/29	305,000	312,068
ARES Strategic Income Fund 6.350% 8/15/29	538,000	551,573
Blackstone Private Credit Fund 2.625% 12/15/26	490,000	473,428
Blackstone Secured Lending Fund
2.750% 9/16/26	350,000	340,786
5.300% 6/30/30	300,000	297,254
Blue Owl Capital Corp. 8.450% 11/15/26	275,000	285,689
Blue Owl Credit Income Corp. 4.700% 2/08/27	650,000	645,873
Blue Owl Technology Finance Corp. 6.750% 4/04/29	627,000	639,437
Golub Capital BDC, Inc.
2.500% 8/24/26 (d)	270,000	262,755
6.000% 7/15/29	621,000	629,432
HPS Corporate Lending Fund
6.250% 9/30/29	305,000	310,935
6.750% 1/30/29	368,000	380,036
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.250% 5/15/27	300,000	290,679
		6,650,094
Lodging — 0.5%
Las Vegas Sands Corp. 6.000% 8/15/29	516,000	530,345
Machinery - Diversified — 0.8%
Regal Rexnord Corp.
6.050% 2/15/26	325,000	326,879
6.050% 4/15/28	300,000	309,145

	Principal Amount	Value
Weir Group, Inc. 5.350% 5/06/30 (a)	$280,000	$283,920
		919,944
Media — 0.7%
News Corp. 3.875% 5/15/29 (a)	425,000	406,615
Paramount Global 7.875% 7/30/30	350,000	387,762
		794,377
Mining — 0.1%
Glencore Funding LLC 5.186% 4/01/30 (a)	162,000	165,166
Oil & Gas — 3.4%
Continental Resources, Inc. 5.750% 1/15/31 (a)	250,000	252,396
Helmerich & Payne, Inc. 4.850% 12/01/29 (a) (d)	585,000	557,821
Occidental Petroleum Corp. 5.200% 8/01/29	295,000	295,949
Ovintiv, Inc.
7.200% 11/01/31	250,000	270,107
8.125% 9/15/30	250,000	283,838
Parkland Corp. 5.875% 7/15/27 (a)	193,000	193,114
Patterson-UTI Energy, Inc. 3.950% 2/01/28	685,000	663,284
Qatarenergy LNG S3 5.838% 9/30/27 (a)	352,200	358,236
Santos Finance Ltd. 3.649% 4/29/31 (a)	325,000	302,549
Woodside Finance Ltd. 5.400% 5/19/30	555,000	562,901
		3,740,195
Pharmaceuticals — 1.6%
Bayer US Finance II LLC 4.375% 12/15/28 (a)	275,000	272,439
CVS Health Corp. 3.250% 8/15/29	300,000	285,127
Hikma Finance USA LLC 3.250% 7/09/25 (a)	675,000	674,895
Mylan, Inc. 4.550% 4/15/28	575,000	570,216
		1,802,677
Pipelines — 0.6%
Columbia Pipelines Holding Co. LLC 6.055% 8/15/26 (a)	280,000	283,413
Harvest Midstream I LP 7.500% 9/01/28 (a)	234,000	237,987

The accompanying notes are an integral part of the financial statements.
28

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Targa Resources Corp. 4.900% 9/15/30	$172,000	$173,452
		694,852
Real Estate Investment Trusts (REITS) — 3.7%
EPR Properties
3.750% 8/15/29	125,000	119,020
4.500% 6/01/27	450,000	447,697
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.750% 12/15/27 (a)	485,000	463,187
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	348,000	348,076
Highwoods Realty LP 4.200% 4/15/29	300,000	291,746
Omega Healthcare Investors, Inc. 5.200% 7/01/30	575,000	578,227
Piedmont Operating Partnership LP 9.250% 7/20/28	575,000	640,458
Store Capital LLC
2.750% 11/18/30	275,000	242,345
4.500% 3/15/28	650,000	643,452
Vornado Realty LP 2.150% 6/01/26	310,000	301,125
		4,075,333
Retail — 0.6%
Advance Auto Parts, Inc.
1.750% 10/01/27	350,000	326,741
5.900% 3/09/26	144,000	143,971
Dollar Tree, Inc. 4.200% 5/15/28	175,000	173,347
		644,059
Semiconductors — 1.0%
Broadcom, Inc. 5.050% 4/15/30	290,000	297,073
Foundry JV Holdco LLC 5.500% 1/25/31 (a)	570,000	584,647
SK Hynix, Inc. 5.500% 1/16/27 (a)	200,000	202,515
		1,084,235
Software — 0.4%
AppLovin Corp. 5.125% 12/01/29	395,000	400,141
Venture Capital — 0.7%
Hercules Capital, Inc.
2.625% 9/16/26	560,000	541,499
3.375% 1/20/27 (d)	270,000	261,474
		802,973
TOTAL CORPORATE DEBT (Cost $48,909,422)		49,423,234

	Principal Amount	Value
Non-U.S. Government Agency Obligations — 34.6%
Automobile Asset-Backed Securities — 5.5%
American Credit Acceptance Receivables Trust, Series 2022-1, Class D 2.460% 3/13/28 (a)	$216,424	$216,005
CarMax Auto Owner Trust, Series 2021-4, Class D 1.480% 3/15/28	250,000	245,469
Carvana Auto Receivables Trust
Series 2021-N1, Class D, 1.500% 1/10/28	112,957	109,592
Series 2021-P3, Class D, 2.250% 9/11/28	855,000	812,120
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.400% 4/15/27	466,491	459,577
Series 2024-3A, Class B, 5.570% 9/15/28	500,000	501,232
FCCU Auto Receivables Trust, Series 2024-1A, Class A4 5.460% 4/15/30 (a)	500,000	509,303
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class B 5.310% 5/15/28 (a)	400,000	401,357
LAD Auto Receivables Trust, Series 2024-2A, Class B 5.500% 7/16/29 (a)	500,000	509,515
PenFed Auto Receivables Owner Trust, Series 2024-A, Class C 5.200% 9/16/30 (a)	300,000	303,888
SCCU Auto Receivables Trust, Series 2024-1A, Class D 6.250% 7/15/32 (a)	400,000	399,116
Securitized Term Auto Receivables Trust, Series 2025-A, Class D 6.746% 7/25/31 (a)	241,286	244,190
Westlake Automobile Receivables Trust, Series 2022-2A, Class D 5.480% 9/15/27 (a)	1,400,000	1,402,379
		6,113,743
Commercial Mortgage-Backed Securities — 4.5%
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD Term SOFR + 1.797% 6.109% FRN 7/15/35 (a) (c)	500,000	499,806
BX Commercial Mortgage Trust, Series 2021-SOAR, Class E, 1 mo. USD Term SOFR + 1.914% 6.227% FRN 6/15/38 (a) (c)	286,693	286,693

The accompanying notes are an integral part of the financial statements.
29

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ELM Trust, Series 2024-ELM, Class A15, 5.994% VRN 6/10/39 (a) (c) (f)	$1,100,000	$1,108,936
KIND Trust, Series 2021-KIND, Class B, 1 mo. USD Term SOFR + 1.464% 5.780% FRN 8/15/38 (a) (c)	545,520	538,701
KREF Ltd., Series 2021-FL2, Class AS, 1 mo. USD Term SOFR + 1.414% 5.728% FRN 2/15/39 (a) (c)	900,000	880,272
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864% 6.177% FRN 3/15/38 (a) (c)	260,400	257,796
MHC Commercial Mortgage Trust, Series 2021-MHC, Class E, 1 mo. USD Term SOFR + 2.215% 6.527% FRN 4/15/38 (a) (c)	496,000	496,930
One New York Plaza Trust
Series 2020-1NYP, Class C, 1 mo. USD Term SOFR + 2.314% 6.627% FRN 1/15/36 (a) (c)	616,000	583,814
Series 2020-1NYP, Class D, 1 mo. USD Term SOFR + 2.864% 7.177% FRN 1/15/36 (a) (c)	414,000	388,468
		5,041,416
Credit Card Asset-Backed Securities — 0.4%
Mission Lane Credit Card Master Trust, Series 2025-A, Class A 5.800% 5/15/30 (a)	400,000	401,219
Home Equity Asset-Backed Securities — 0.0%
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD Term SOFR + 1.314% 5.634% FRN 11/25/35 (a) (c)	7,109	7,096
Other Asset-Backed Securities — 14.1%
Affirm Asset Securitization Trust, Series 2025-X1, Class B 5.190% 4/15/30 (a)	500,000	499,646
Apidos CLO XXX Ltd., Series XXXA, Class A2R, 3 mo. USD Term SOFR + 1.500% 5.770% FRN 10/18/31 (a) (c)	500,000	500,152
Bain Capital Credit CLO Ltd.
Series 2020-3A, Class A1RR, 3 mo. USD Term SOFR + 1.210% 5.489% FRN 10/23/34 (a) (c)	500,000	500,828

	Principal Amount	Value
Series 2022-1A, Class A1, 3 mo. USD Term SOFR + 1.320% 5.590% FRN 4/18/35 (a) (c)	$500,000	$500,414
BHG Securitization Trust, Series 2021-B, Class C 2.240% 10/17/34 (a)	448,000	423,840
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class B 3.780% 9/26/33 (a)	60,020	58,923
Buttermilk Park CLO Ltd., Series 2018-1A, Class B1R, 3 mo. USD Term SOFR + 1.600% 5.856% FRN 10/15/31 (a) (c)	500,000	500,211
Canyon CLO Ltd., Series 2020-1A, Class AR2, 3 mo. USD Term SOFR + 1.080% 5.336% FRN 7/15/34 (a) (c)	1,000,000	1,000,200
CF Hippolyta Issuer LLC, Series 2020-1, Class B1 2.280% 7/15/60 (a)	90,845	90,655
CIFC Funding Ltd., Series 2017-4A, Class A2R, 3 mo. USD Term SOFR + 1.812% 6.087% FRN 10/24/30 (a) (c)	500,000	499,999
DataBank Issuer LLC, Series 2021-1A, Class A2 2.060% 2/27/51 (a)	991,000	969,347
Elara HGV Timeshare Issuer LLC, Series 2019-A, Class C 3.450% 1/25/34 (a)	124,856	122,114
Flatiron CLO 20 Ltd., Series 2020-1A, Class AR, 3 mo. USD Term SOFR + 1.380% 5.702% FRN 5/20/36 (a) (c)	500,000	500,699
FNA VI LLC, Series 2021-1A, Class A 1.350% 1/10/32 (a)	485,740	451,636
Goldentree Loan Management US CLO 1 Ltd., Series 2017-1A, Class B1R3, 3 mo. USD Term SOFR + 1.350% 5.620% FRN 4/20/34 (a) (c)	500,000	495,876
GoldenTree Loan Management US CLO 8 Ltd., Series 2020-8A, Class BRR, 3 mo. USD Term SOFR + 1.550% 5.820% FRN 10/20/34 (a) (c)	500,000	499,768
Goldman Home Improvement Trust Issuer Trust, Series 2021-GRN2, Class A 1.150% 6/25/51 (a)	119,733	116,986

The accompanying notes are an integral part of the financial statements.
30

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Goodgreen Trust, Series 2019-2A, Class A 2.760% 4/15/55 (a)	$266,983	$229,594
GreenSky Home Improvement Trust, Series 2024-1, Class A4 5.670% 6/25/59 (a)	262,318	266,189
Hero Funding Trust
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	62,721	55,401
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	59,185	54,430
Series 2015-1A, Class A, 3.840% 9/21/40 (a)	121,217	113,946
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	111,205	103,401
Hilton Grand Vacations Trust, Series 2024-2A, Class A 5.500% 3/25/38 (a)	200,687	202,901
HIN Timeshare Trust, Series 2020-A, Class B 2.230% 10/09/39 (a)	207,481	201,615
JG Wentworth XXII LLC, Series 2010-3A, Class A 3.820% 12/15/48 (a)	33,113	32,762
Juniper Valley Park CLO Ltd., Series 2023-1A, Class AR, 3 mo. USD Term SOFR + 1.250% 5.520% FRN 7/20/36 (a) (c)	500,000	500,405
KKR CLO 20 Ltd., Series 20, Class BR, 3 mo. USD Term SOFR + 1.550% 5.811% FRN 10/16/30 (a) (c)	500,000	500,029
Mosaic Solar Loan Trust, Series 2018-2GS, Class A 4.200% 2/22/44 (a)	96,177	89,578
Mosaic Solar Loans LLC, Series 2017-1A, Class A 4.450% 6/20/42 (a)	19,326	18,588
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A2R, 3 mo. USD Term SOFR + 1.662% 5.943% FRN 7/25/30 (a) (c)	250,000	250,096
NP SPE II LLC, Series 2017-1A, Class A1 3.372% 10/21/47 (a)	57,995	56,689
Oak Street Investment Grade Net Lease Fund
Series 2020-1A, Class A1, 1.850% 11/20/50 (a)	443,811	434,065
Series 2020-1A, Class A3, 2.260% 11/20/50 (a)	396,833	388,954

	Principal Amount	Value
Pagaya AI Debt Grantor Trust, Series 2024-5, Class A 6.278% 10/15/31 (a)	$406,833	$409,265
Pagaya Ai Debt Trust, Series 2025-R1, Class A2 5.338% 6/15/32 (a)	500,000	500,951
PVONE 2023-1 LLC, Series 2023-2A, Class A 7.670% 9/17/35 (a)	209,366	209,363
Rad CLO 4 Ltd., Series 2019-4A, Class B1R, 3 mo. USD Term SOFR + 1.750% 6.032% FRN 4/25/32 (a) (c)	500,000	500,319
RR 8 Ltd., Series 2020-8A, Class A1R, 3 mo. USD Term SOFR + 1.350% 5.606% FRN 7/15/37 (a) (c)	500,000	501,125
Symphony CLO XXII Ltd., Series 2020-22A, Class BR, 3 mo. USD Term SOFR + 1.680% 5.950% FRN 4/18/33 (a) (c)	500,000	500,090
Symphony CLO XXVIII Ltd., Series 2021-28A, Class A, 3 mo. USD Term SOFR + 1.402% 5.681% FRN 10/23/34 (a) (c)	500,000	500,583
Verdant Receivables LLC, Series 2024-1A, Class A2 5.680% 12/12/31 (a)	759,954	771,262
Whitebox CLO III Ltd., Series 2021-3A, Class A1R, 3 mo. USD Term SOFR + 1.270% 5.526% FRN 10/15/35 (a) (c)	500,000	500,247
		15,623,142
Real Estate Investment Trusts (REITS) — 0.3%
SBA Tower Trust
1.884% 7/15/50 (a)	287,000	282,312
Student Loans Asset-Backed Securities — 5.2%
College Avenue Student Loans LLC
Series 2021-A, Class B, 2.320% 7/25/51 (a)	504,598	457,849
Series 2017-A, Class B, 4.500% 11/26/46 (a)	158,804	151,599
Series 2018-A, Class A1, 1 mo. USD Term SOFR + 1.314% 5.634% FRN 12/26/47 (a) (c)	156,677	156,322
Series 2017-A, Class A1, 1 mo. USD Term SOFR + 1.764% 6.084% FRN 11/26/46 (a) (c)	104,863	104,950
Commonbond Student Loan Trust
Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	15,872	13,165

The accompanying notes are an integral part of the financial statements.
31

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	$17,651	$15,359
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	8,415	7,505
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	38,224	35,780
Laurel Road Prime Student Loan Trust
Series 2019-A, Class BFX, 3.000% 10/25/48 (a)	256,646	247,717
Series 2017-B, Class CFX, 3.610% 8/25/42 (a)	485,816	482,399
Navient Private Education Refi Loan Trust
Series 2021-CA, Class A, 1.060% 10/15/69 (a)	989,846	886,859
Series 2020-BA, Class B, 2.770% 1/15/69 (a)	2,200,000	1,879,682
SLM Student Loan Trust
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 4.835% FRN 10/25/40 (c)	281,809	266,609
Series 2005-6, Class B, 90 day USD SOFR Average + 0.552% 4.915% FRN 1/25/44 (c)	211,037	200,468
Series 2005-9, Class B, 90 day USD SOFR Average + 0.562% 4.925% FRN 1/25/41 (c)	266,601	247,664
Series 2005-8, Class B, 90 day USD SOFR Average + 0.572% 4.935% FRN 1/25/55 (c)	79,108	75,565
SMB Private Education Loan Trust
Series 2018-C, Class A2B, 1 mo. USD Term SOFR + 0.864% 5.176% FRN 11/15/35 (a) (c)	83,343	83,051
Series 2023-D, Class A1B, 30 day USD SOFR Average + 1.650% 5.954% FRN 9/15/53 (a) (c)	463,332	469,587
		5,782,130
Whole Loan Collateral Collateralized Mortgage Obligations — 4.5%
A&D Mortgage Trust, Series 2023-NQM3, Class A1, 6.733% STEP 7/25/68 (a)	830,327	838,173
Angel Oak Mortgage Trust, Series 2020-5, Class A3, 2.041% VRN 5/25/65 (a) (c) (f)	37,511	35,820

	Principal Amount	Value
Banc of America Mortgage Trust, Series 2004-G, Class 2A7, 6.538% VRN 8/25/34 (c) (f)	$556	$553
BRAVO Residential Funding Trust, Series 2020-NQM1, Class A3, 2.406% VRN 5/25/60 (a) (c) (f)	30,625	29,820
CIM Trust, Series 2019-INV3, Class A11, 30 day USD SOFR Average + 1.064% 5.370% FRN 8/25/49 (a) (c)	237,812	225,751
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A3, 1.538% VRN 2/25/66 (a) (c) (f)	359,574	326,687
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3, 1.128% VRN 5/25/65 (a) (c) (f)	74,016	70,510
Flagstar Mortgage Trust, Series 2021-6INV, Class A18, 2.500% VRN 8/25/51 (a) (c) (f)	491,589	398,840
MFA Trust, Series 2021-NQM2, Class A3, 1.472% VRN 11/25/64 (a) (c) (f)	266,152	238,833
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1, 3.750% VRN 11/25/56 (a) (c) (f)	78,951	74,886
NLT Trust, Series 2021-INV2, Class A3, 1.520% VRN 8/25/56 (a) (c) (f)	529,818	462,716
OBX Trust, Series 2021-NQM3, Class A3, 1.362% VRN 7/25/61 (a) (c) (f)	611,866	506,185
STAR Trust, Series 2021-1, Class A3, 1.528% VRN 5/25/65 (a) (c) (f)	326,293	308,246
Starwood Mortgage Residential Trust
Series 2021-3, Class A3, 1.518% VRN 6/25/56 (a) (c) (f)	146,546	127,179
Series 2019-INV1, Class A3, 2.916% VRN 9/27/49 (a) (c) (f)	177,667	174,852
Verus Securitization Trust
Series 2021-5, Class A3, 1.373% VRN 9/25/66 (a) (c) (f)	151,925	131,043
Series 2019-INV3, Class M1, 3.279% VRN 11/25/59 (a) (c) (f)	265,000	251,889
Series 2020-4, Class M1, 3.291% VRN 5/25/65 (a) (c) (f)	548,000	528,152
Series 2024-8, Class A1, 5.364% VRN 10/25/69 (a) (c) (f)	266,547	266,250
		4,996,385

The accompanying notes are an integral part of the financial statements.
32

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Whole Loan Collateral Support Collateralized Mortgage Obligations — 0.1%
OBX Trust, Series 2020-INV1, Class A21, 3.500% VRN 12/25/49 (a) (c) (f)	$109,402	$96,551
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $39,382,816)		38,343,994
U.S. Government Agency Obligations and Instrumentalities (g) — 0.0%
Pass-Through Securities — 0.0%
Government National Mortgage Association
Pool #500928 7.000% 5/15/29	294	300
Pool #510083 7.000% 7/15/29	16	16
Pool #493723 7.000% 8/15/29	231	237
Government National Mortgage Association II
Pool #8746 1 yr. CMT + 1.500% 4.750% FRN 11/20/25 (c)	15	15
Pool #80136 1 yr. CMT + 1.500% 4.750% FRN 11/20/27 (c)	24	24
		592
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $641)		592
TOTAL BONDS & NOTES (Cost $88,292,879)		87,767,820
TOTAL LONG-TERM INVESTMENTS (Cost $88,292,879)		87,767,820
Short-Term Investments — 20.7%
Commercial Paper — 18.9%
American Honda Finance Corp. 4.841% 8/18/25	1,000,000	993,679
Amrize Finance US LLC 4.730% 7/07/25 (a)	3,000,000	2,997,219
BAT International Finance PLC 4.753% 8/14/25 (a)	2,000,000	1,988,513
DTE Electric Co. 4.546% 7/21/25	2,000,000	1,994,794
Fidelity National Information Services, Inc. 4.697% 7/15/25 (a)	5,000,000	4,990,387

	Principal Amount	Value
Genuine Parts Co. 4.702% 7/25/25 (a)	$1,000,000	$996,780
Penske Truck Leasing Co. LP 4.725% 8/25/25	1,000,000	992,646
Phillips 66 4.714% 7/07/25 (a)	2,000,000	1,998,203
TELUS Corp. 4.708% 7/11/25 (a)	2,000,000	1,997,193
VW Credit, Inc. 4.814% 8/26/25 (a)	2,000,000	1,985,411
		20,934,825

Number of Shares
Investment of Cash Collateral from Securities Loaned — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.340% (h)	565,973	565,973

	Principal Amount
Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (i)	$1,460,045	1,460,045
TOTAL SHORT-TERM INVESTMENTS (Cost $22,963,412)		22,960,843
TOTAL INVESTMENTS — 99.8% (Cost $111,256,291) (j)		110,728,663
Other Assets/ (Liabilities) — 0.2%		180,902
NET ASSETS — 100.0%		$110,909,565

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note

The accompanying notes are an integral part of the financial statements.
33

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2025, the aggregate market value of these securities amounted to $73,079,021 or 65.89% of net assets.

(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)
Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2025, was $1,742,680 or 1.57% of net assets. The Fund received $1,225,988 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(e)
Restricted security. Certain securities are restricted to resale. At June 30, 2025, these securities amounted to a value of $344,335 or 0.31% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(f)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2025.

(g)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(h)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2025. (Note 2).
(i)
Maturity value of $1,460,157. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/15/27, and an aggregate market value, including accrued interest, of $1,489,298.

(j)	See Note 6 for aggregate cost for federal tax purposes.
Country weightings, as a percentage of net assets, is as follows:

United States	57.1%
Cayman Islands	7.6%
United Kingdom	3.8%
France	1.7%
Canada	1.5%
Netherlands	1.5%
Australia	0.9%
Bermuda	0.7%
India	0.7%
Jordan	0.6%
Saudi Arabia	0.6%
Republic of Korea	0.5%
Germany	0.5%
Ireland	0.5%
Qatar	0.3%
Brazil	0.3%
Denmark	0.3%
Total Long-Term Investments	79.1%
Short-Term Investments and Other Assets and Liabilities	20.9%
Net Assets	100.0%

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 2 Year	9/30/25	331	$68,610,650	$ 245,108
Short
U.S. Treasury Note 10 Year	9/19/25	18	$(1,982,051)	$(36,199)
U.S. Treasury Note 5 Year	9/30/25	202	(21,748,401)	(269,599)
				$(305,798)

The accompanying notes are an integral part of the financial statements.
34

MML Small Cap Equity Fund – Portfolio of Investments

June 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 98.9%
Common Stock — 98.9%
Consumer Discretionary — 11.6%
AutoNation, Inc. (a)	13,876	$2,756,467
Champion Homes, Inc. (a)	12,906	808,045
Cheesecake Factory, Inc. (b)	18,521	1,160,526
Dorman Products, Inc. (a)	14,962	1,835,388
KB Home	30,848	1,634,018
Steven Madden Ltd. (b)	34,003	815,392
Stride, Inc. (a) (b)	12,368	1,795,710
Texas Roadhouse, Inc.	4,687	878,391
Visteon Corp. (a)	15,992	1,492,054
Wyndham Hotels & Resorts, Inc.	15,377	1,248,766
		14,424,757
Consumer Staples — 1.9%
BellRing Brands, Inc. (a)	23,519	1,362,456
Interparfums, Inc.	7,717	1,013,319
		2,375,775
Energy — 4.1%
Helmerich & Payne, Inc. (b)	64,775	981,989
Kodiak Gas Services, Inc.	35,779	1,226,146
Northern Oil & Gas, Inc. (b)	63,237	1,792,769
SM Energy Co. (b)	43,183	1,067,052
		5,067,956
Financials — 19.5%
Banc of California, Inc.	81,478	1,144,766
Bank of NT Butterfield & Son Ltd.	21,899	969,688
Berkshire Hills Bancorp, Inc.	28,803	721,227
BGC Group, Inc. Class A	129,982	1,329,716
Cathay General Bancorp	34,311	1,562,180
Columbia Banking System, Inc.	63,395	1,482,175
Definity Financial Corp. (b)	29,675	1,729,616
DigitalBridge Group, Inc. (b)	91,717	949,271
Federated Hermes, Inc.	33,181	1,470,582
Marqeta, Inc. Class A (a) (b)	145,310	847,157
OceanFirst Financial Corp.	44,778	788,541
Pacific Premier Bancorp, Inc.	55,780	1,176,400
PennyMac Financial Services, Inc.	19,534	1,946,368
Skyward Specialty Insurance Group, Inc. (a)	15,260	881,875
Stifel Financial Corp.	11,704	1,214,641
United Community Banks, Inc.	31,257	931,146
Webster Financial Corp.	27,387	1,495,330
Wintrust Financial Corp.	19,512	2,419,098
WSFS Financial Corp.	19,644	1,080,420
		24,140,197

	Number of Shares	Value
Health Care — 15.1%
Addus HomeCare Corp. (a)	7,442	$857,244
ADMA Biologics, Inc. (a)	102,250	1,861,972
Ascendis Pharma AS ADR (a)	6,824	1,177,822
BioLife Solutions, Inc. (a) (b)	40,464	871,595
Bridgebio Pharma, Inc. (a)	24,400	1,053,592
BrightSpring Health Services, Inc. (a) (b)	51,752	1,220,830
Caris Life Sciences, Inc. (a)	5,229	139,719
Collegium Pharmaceutical, Inc. (a)	27,132	802,293
Encompass Health Corp.	11,329	1,389,275
Guardant Health, Inc. (a)	29,458	1,532,994
Inspire Medical Systems, Inc. (a)	6,654	863,490
Integer Holdings Corp. (a)	10,977	1,349,842
LENZ Therapeutics, Inc. (a) (b)	6,895	202,092
Merus NV (a)	8,024	422,062
Repligen Corp. (a)	7,762	965,438
Soleno Therapeutics, Inc. (a)	7,521	630,109
Structure Therapeutics, Inc. ADR (a) (b)	11,211	232,516
Surgery Partners, Inc. (a) (b)	40,646	903,561
Tarsus Pharmaceuticals, Inc. (a)	16,658	674,816
Twist Bioscience Corp. (a)	27,496	1,011,578
Ultragenyx Pharmaceutical, Inc. (a)	15,474	562,635
		18,725,475
Industrials — 21.2%
AAR Corp. (a)	21,929	1,508,496
ABM Industries, Inc.	29,409	1,388,399
AGCO Corp. (b)	6,672	688,284
Air Lease Corp. (b)	26,041	1,523,138
Allison Transmission Holdings, Inc.	16,867	1,602,196
ATI, Inc. (a)	11,005	950,172
Atmus Filtration Technologies, Inc.	31,203	1,136,413
CACI International, Inc. Class A (a)	1,645	784,171
Casella Waste Systems, Inc. Class A (a)	19,214	2,216,911
Enpro, Inc.	10,262	1,965,686
Esab Corp.	16,191	1,951,825
Federal Signal Corp.	11,048	1,175,728
Gates Industrial Corp. PLC (a)	63,993	1,473,759
Hayward Holdings, Inc. (a)	65,116	898,601
Hub Group, Inc. Class A	42,997	1,437,390
Korn Ferry	23,478	1,721,642
Upwork, Inc. (a)	70,739	950,732
WillScot Holdings Corp.	29,970	821,178
Zurn Elkay Water Solutions Corp.	57,353	2,097,399
		26,292,120

The accompanying notes are an integral part of the financial statements.
35

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Information Technology — 13.6%
Allegro MicroSystems, Inc. (a) (b)	48,656	$1,663,549
ASGN, Inc. (a)	21,222	1,059,614
Belden, Inc.	17,725	2,052,555
Informatica, Inc. Class A (a)	65,412	1,592,782
Itron, Inc. (a)	19,554	2,573,893
Lattice Semiconductor Corp. (a)	20,565	1,007,479
MACOM Technology Solutions Holdings, Inc. (a)	11,592	1,661,018
MARA Holdings, Inc. (a) (b)	56,623	887,849
MKS, Inc. (b)	7,055	700,985
Progress Software Corp.	18,121	1,156,845
Silicon Laboratories, Inc. (a)	9,666	1,424,382
Unity Software, Inc. (a) (b)	46,723	1,130,696
		16,911,647
Materials — 3.8%
Commercial Metals Co.	34,407	1,682,846
Knife River Corp. (a) (b)	15,469	1,262,889
Silgan Holdings, Inc.	32,009	1,734,248
		4,679,983
Real Estate — 5.7%
American Healthcare REIT, Inc.	51,661	1,898,025
Essential Properties Realty Trust, Inc. (b)	57,054	1,820,593
Outfront Media, Inc. (b)	96,202	1,570,017
Terreno Realty Corp. (b)	31,390	1,760,037
		7,048,672
Utilities — 2.4%
Chesapeake Utilities Corp.	12,936	1,555,166
Portland General Electric Co. (b)	33,525	1,362,121
		2,917,287
TOTAL COMMON STOCK (Cost $93,734,973)		122,583,869
TOTAL EQUITIES (Cost $93,734,973)		122,583,869
TOTAL LONG-TERM INVESTMENTS (Cost $93,734,973)		122,583,869
Short-Term Investments — 2.4%
Investment of Cash Collateral from Securities Loaned — 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.340% (c)	1,579,917	1,579,917

	Principal Amount	Value
Repurchase Agreement — 1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (d)	$1,395,833	$1,395,833
TOTAL SHORT-TERM INVESTMENTS (Cost $2,975,750)		2,975,750
TOTAL INVESTMENTS — 101.3% (Cost $96,710,723) (e)		125,559,619
Other Assets/ (Liabilities) — (1.3)%		(1,639,657)
NET ASSETS — 100.0%		$123,919,962

Abbreviation Legend

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2025, was $21,320,687 or 17.21% of net assets. The Fund received $20,307,006 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2025. (Note 2).
(d)
Maturity value of $1,395,939. Collateralized by U.S. Government Agency obligations with a rate of 3.375%, maturity date of 9/15/27, and an aggregate market value, including accrued interest, of $1,423,779.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
36

MML U.S. Government Money Market Fund – Portfolio of Investments

June 30, 2025 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 98.6%
Discount Notes — 37.7%
Federal Home Loan Banks
4.306% 7/01/25, 7/01/25 (a)	$2,000,000	$2,000,000
4.310% 7/01/25, 7/01/25 (a)	4,100,000	4,100,000
1 day USD SOFR - 0.005% 4.385% FRN 7/01/25, 9/09/25 (a) (b)	5,000,000	5,000,000
1 day USD SOFR + 0.010% 4.400% FRN 7/01/25, 7/16/25 (a) (b)	16,500,000	16,500,000
1 day USD SOFR + 0.015% 4.405% FRN 7/01/25, 10/06/25 (a) (b)	12,500,000	12,500,000
1 day USD SOFR + 0.025% 4.415% FRN 7/01/25, 7/11/25 (a) (b)	16,500,000	16,500,000
1 day USD SOFR + 0.025% 4.415% FRN 7/01/25, 7/18/25 (a) (b)	16,500,000	16,500,000
		73,100,000
Repurchase Agreement — 12.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/25, 2.750%, due 7/01/25 (c)	103,768	103,768
HSBC Securities (USA) Inc., Tri-Party Repurchase Agreement, dated 6/30/25, 4.290%, due 7/01/25 (d)	25,000,000	25,000,000
		25,103,768
U.S. Treasury Bill — 48.0%
U.S. Treasury Bill
4.259% 7/03/25 (e)	10,000,000	9,997,658
4.313% 9/09/25 (e)	8,000,000	7,933,648
4.319% 9/02/25 (e)	6,000,000	5,955,884
4.330% 9/02/25 (e)	14,400,000	14,293,883
4.335% 8/07/25 (e)	8,000,000	7,964,266
4.335% 8/19/25 (e)	8,500,000	8,451,223
4.336% 8/05/25 (e)	6,000,000	5,975,264
4.340% 9/11/25 (e)	5,000,000	4,957,045
4.351% 9/04/25 (e)	10,000,000	9,923,354

	Principal Amount	Value
4.362% 9/04/25 (e)	$5,000,000	$4,961,515
4.406% 8/21/25 (e)	4,000,000	3,976,362
4.475% 8/19/25 (e)	1,700,000	1,689,857
4.478% 8/19/25 (e)	7,000,000	6,958,211
		93,038,170
TOTAL SHORT-TERM INVESTMENTS (Cost $191,241,938)		191,241,938
TOTAL INVESTMENTS — 98.6% (Cost $191,241,938) (f)		191,241,938
Other Assets/ (Liabilities) — 1.4%		2,727,497
NET ASSETS — 100.0%		$193,969,435

Abbreviation Legend

FRN	Floating Rate Note
SOFR	Secured Overnight Financing Rate
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	The stated maturity dates reflect reset date and final maturity date, respectively.
(b)
Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Maturity value of $103,776. Collateralized by U.S. Government Agency obligations with a rate of 3.375%, maturity date of 9/15/27, and an aggregate market value, including accrued interest, of $106,012.

(d)
Maturity value of $25,002,979. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity dates ranging from 8/15/30-5/15/44, and an aggregate market value, including accrued interest, of $25,500,000.

(e)	The rate shown represents yield-to-maturity.
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
37

MML Series Investment Fund II

Statements of Assets and Liabilities
June 30, 2025 (Unaudited)

	MML Blend Fund	MML Equity Fund
Assets:
Investments, at value (Note 2) (a)	$690,257,702	$847,216,178
Repurchase agreements, at value (Note 2) (b)	1,023,113	4,335,525
Total investments (c)	691,280,815	851,551,703
Cash	4	377
Foreign currency, at value (d)	—	—
Receivables from:
Investments sold
Regular delivery	6,300,308	348,923
Fund shares sold	16,761	373,652
Variation margin on open derivative instruments (Note 2)	—	—
Interest and dividends	3,600	762,864
Foreign tax reclaims	—	33,536
Open swap agreements, at value (Note 2)	—	—
Cash collateral pledged for open derivatives (Note 2)	—	—
Total assets	697,601,488	853,071,055
Liabilities:
Payables for:
Investments purchased
Regular delivery	5,976,910	—
Delayed delivery	—	—
Interest and dividends	—	—
Fund shares redeemed	283,238	146,978
Trustees’ fees and expenses (Note 3)	34,637	42,993
Variation margin on open derivative instruments (Note 2)	—	—
Affiliates (Note 3):
Administration fees	—	1,018
Investment advisory fees	237,451	285,545
Service fees	113,429	41,792
Distribution fees	—	—
Cash collateral held for securities on loan (Note 2)	8,636,950	79,794
Cash collateral held for open derivatives (Note 2)	—	—
Accrued expense and other liabilities	55,612	71,280
Total liabilities	15,338,227	669,400
Net assets	$682,263,261	$852,401,655
Net assets consist of:
Paid-in capital	$505,500,553	$491,272,685
Accumulated earnings (loss)	176,762,708	361,128,970
Net assets	$ 682,263,261	$ 852,401,655

(a) Cost of investments:	$551,558,668	$644,851,806
(b) Cost of repurchase agreements:	$1,023,113	$4,335,525
(c) Securities on loan with market value of:	$8,443,359	$22,130,414
(d) Cost of foreign currency:	$—	$—

The accompanying notes are an integral part of the financial statements.
38

MML Inflation- Protected and Income Fund	MML iShares 60/40 Allocation Fund	MML iShares 80/20 Allocation Fund	MML Managed Bond Fund	MML Short-Duration Bond Fund	MML Small Cap Equity Fund	MML U.S. Government Money Market Fund

$159,879,019	$63,196,682	$118,574,778	$730,770,445	$109,268,618	$124,163,786	$166,138,170
2,055,820	—	324,052	—	1,460,045	1,395,833	25,103,768
161,934,839	63,196,682	118,898,830	730,770,445	110,728,663	125,559,619	191,241,938
101	53,195	—	1,970,958	16,581	28,573	5
—	—	—	—	139	—	—

—	1,391,539	1,128,492	13,540,625	701,412	—	—
4,104,273	—	—	3,705,288	217,083	52,207	2,315,843
4,288	—	—	180,185	—	—	—
371,744	297	537	6,355,611	783,638	134,540	604,205
—	—	—	3,981	—	—	—
2,179,800	—	—	—	—	—	—
600,000	—	—	—	467,000	—	—
169,195,045	64,641,713	120,027,859	756,527,093	112,914,516	125,774,939	194,161,991

—	1,317,260	1,216,636	8,958,457	701,412	—	—
—	—	—	7,116,767	553,524	—	—
1,444,982	—	—	—	—	—	—
38,960	4,938	12,438	197,379	50,624	150,489	66,071
12,989	566	992	38,971	6,118	5,726	9,362
—	—	—	—	15,789	—	—

3,462	7,843	14,268	3,462	17,559	1,018	—
76,926	9,888	22,018	254,310	32,893	66,632	78,306
24,832	—	—	114,722	19,390	14,338	—
—	18,334	47,251	—	—	—	—
—	—	1,198,425	5,568,130	565,973	1,579,917	—
830,000	—	—	—	—	—	—
47,586	33,415	27,775	71,849	41,669	36,857	38,817
2,479,737	1,392,244	2,539,803	22,324,047	2,004,951	1,854,977	192,556
$166,715,308	$63,249,469	$117,488,056	$734,203,046	$110,909,565	$123,919,962	$193,969,435

$193,179,184	$55,853,296	$98,314,055	$832,129,186	$123,860,332	$67,409,724	$193,978,591
(26,463,876)	7,396,173	19,174,001	(97,926,140)	(12,950,767)	56,510,238	(9,156)
$ 166,715,308	$ 63,249,469	$ 117,488,056	$ 734,203,046	$ 110,909,565	$ 123,919,962	$ 193,969,435

$162,262,366	$56,685,880	$100,420,722	$753,045,413	$109,796,246	$95,314,890	$166,138,170
$2,055,820	$—	$324,052	$—	$1,460,045	$1,395,833	$25,103,768
$—	$—	$1,520,124	$10,985,194	$1,742,680	$21,320,687	$—
$—	$—	$—	$—	$130	$—	$—

The accompanying notes are an integral part of the financial statements.
39

MML Series Investment Fund II (Continued)

Statements of Assets and Liabilities
June 30, 2025 (Unaudited)

	MML Blend Fund	MML Equity Fund
Initial Class shares:
Net assets	$ 494,055,105	$ 783,094,919
Shares outstanding (a)	21,719,135	24,307,971
Net asset value, offering price and redemption price per share	$22.75	$32.22
Class II shares:
Net assets
Shares outstanding (a)
Net asset value, offering price and redemption price per share
Service Class shares:
Net assets	$188,208,156	$69,306,736
Shares outstanding (a)	8,352,410	2,202,814
Net asset value, offering price and redemption price per share	$22.53	$31.46
Service Class I shares:
Net assets
Shares outstanding (a)
Net asset value, offering price and redemption price per share

(a) Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
40

MML Inflation- Protected and Income Fund	MML iShares 60/40 Allocation Fund	MML iShares 80/20 Allocation Fund	MML Managed Bond Fund	MML Short-Duration Bond Fund	MML Small Cap Equity Fund	MML U.S. Government Money Market Fund

$ 125,665,022			$ 532,769,155		$ 99,638,631	$ 193,969,435
14,028,337			47,529,971		8,497,656	193,969,264
$8.96			$11.21		$11.73	$1.00

	$ 30,013,042	$ 32,426,864		$ 79,165,298
	2,645,928	2,690,595		8,412,728
	$11.34	$12.05		$9.41

$41,050,286			$201,433,891		$24,281,331
4,633,266			18,062,830		2,139,721
$8.86			$11.15		$11.35

	$33,236,427	$85,061,192		$31,744,267
	2,942,278	7,079,575		3,389,740
	$11.30	$12.02		$9.36

The accompanying notes are an integral part of the financial statements.
41

MML Series Investment Fund II (Continued)

Statements of Operations
For the Six Months Ended June 30, 2025 (Unaudited)

	MML Blend Fund	MML Equity Fund
Investment income (Note 2):
Dividends (a)	$7,151,206	$10,541,666
Interest	7,461	68,657
Securities lending net income	111,570	7,271
Total investment income	7,270,237	10,617,594
Expenses (Note 3):
Investment advisory fees	1,388,392	1,689,597
Custody and overdraft fees	17,088	28,115
Audit and tax fees	16,816	18,072
Legal fees	13,888	17,091
Proxy fees	1,643	1,643
Accounting & Administration fees	—	1,232
Shareholder reporting fees	21,729	27,917
Trustees’ fees	25,239	31,451
	1,484,795	1,815,118
Administration fees:
Class II	—	—
Service Class I	—	—
Distribution and Service fees:
Service Class	232,781	87,686
Service Class I	—	—
Total expenses	1,717,576	1,902,804
Expenses waived (Note 3):
Initial Class fees reimbursed by adviser	—	—
Class II fees reimbursed by adviser	—	—
Service Class fees reimbursed by adviser	—	—
Service Class I fees reimbursed by adviser	—	—
Net expenses:	1,717,576	1,902,804
Net investment income (loss)	5,552,661	8,714,790
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	4,970,668	34,156,838
Futures contracts	—	—
Swap agreements	—	—
Foreign currency transactions	—	—
Net realized gain (loss)	4,970,668	34,156,838
Net change in unrealized appreciation (depreciation) on:
Investment transactions	21,029,849	4,745,756
Futures contracts	—	—
Swap agreements	—	—
Translation of assets and liabilities in foreign currencies	—	2,631
Net change in unrealized appreciation (depreciation)	21,029,849	4,748,387
Net realized gain (loss) and change in unrealized appreciation (depreciation)	26,000,517	38,905,225
Net increase (decrease) in net assets resulting from operations	$ 31,553,178	$ 47,620,015

(a) Net of foreign withholding tax of:	$—	$—

The accompanying notes are an integral part of the financial statements.
42

MML Inflation- Protected and Income Fund	MML iShares 60/40 Allocation Fund	MML iShares 80/20 Allocation Fund	MML Managed Bond Fund	MML Short-Duration Bond Fund	MML Small Cap Equity Fund	MML U.S. Government Money Market Fund

$—	$687,626	$1,082,507	$—	$—	$801,847	$—
4,079,536	1,805	4,282	16,436,812	2,702,726	19,946	4,204,551
—	4,153	8,256	21,118	9,622	10,715	—
4,079,536	693,584	1,095,045	16,457,930	2,712,348	832,508	4,204,551

477,982	83,609	153,174	1,345,650	195,255	390,079	459,359
5,900	261	469	23,816	1,642	1,729	1,286
19,520	15,391	15,565	19,142	19,358	18,543	15,746
4,234	1,114	2,060	19,417	3,818	2,536	4,702
1,643	1,643	1,643	1,643	1,643	1,643	1,452
4,190	—	—	4,190	4,190	1,232	—
14,916	7,844	8,482	18,287	13,871	11,103	10,814
6,446	1,812	3,230	22,756	4,287	4,632	7,460
534,831	111,674	184,623	1,454,901	244,064	431,497	500,819

—	21,167	22,422	—	60,740	—	—
—	20,638	54,165	—	22,940	—	—

49,739	—	—	210,782	—	29,498	—
—	34,397	90,275	—	38,234	—	—
584,570	187,876	351,485	1,665,683	365,978	460,995	500,819

(17,625)	—	—	—	—	—	—
—	(12,388)	(7,531)	—	—	—	—
(5,661)	—	—	—	—	—	—
—	(12,315)	(18,474)	—	—	—	—
561,284	163,173	325,480	1,665,683	365,978	460,995	500,819
3,518,252	530,411	769,565	14,792,247	2,346,370	371,513	3,703,732

84,709	256,799	252,595	(10,117,734)	(375,734)	7,261,871	37
(263,355)	—	—	(536,075)	48,239	—	—
(442,522)	—	—	—	—	—	—
—	—	—	—	—	(383)	—
(621,168)	256,799	252,595	(10,653,809)	(327,495)	7,261,488	37

1,203,390	3,124,407	6,931,488	20,774,583	1,692,282	(6,307,523)	—
(75,134)	—	—	1,474,050	(193,676)	—	—
3,577,333	—	—	—	—	—	—
—	—	—	—	17	—	—
4,705,589	3,124,407	6,931,488	22,248,633	1,498,623	(6,307,523)	—
4,084,421	3,381,206	7,184,083	11,594,824	1,171,128	953,965	37
$ 7,602,673	$ 3,911,617	$ 7,953,648	$ 26,387,071	$ 3,517,498	$ 1,325,478	$ 3,703,769

$—	$—	$—	$—	$—	$1,381	$—

The accompanying notes are an integral part of the financial statements.
43

MML Series Investment Fund II (Continued)

Statements of Changes in Net Assets

	MML Blend Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$5,552,661	$13,399,939
Net realized gain (loss)	4,970,668	19,402,134
Net change in unrealized appreciation (depreciation)	21,029,849	61,079,681
Net increase (decrease) in net assets resulting from operations	31,553,178	93,881,754
Distributions to shareholders (Note 2):
Initial Class	—	(14,060,213)
Class II	—	—
Service Class	—	(5,022,537)
Service Class I	—	—
Total distributions	—	(19,082,750)
Net fund share transactions (Note 5):
Initial Class	(25,979,136)	(47,979,979)
Class II	—	—
Service Class	(18,475,648)	(10,194,351)
Service Class I	—	—
Increase (decrease) in net assets from fund share transactions	(44,454,784)	(58,174,330)
Total increase (decrease) in net assets	(12,901,606)	16,624,674
Net assets
Beginning of period	695,164,867	678,540,193
End of period	$ 682,263,261	$ 695,164,867

The accompanying notes are an integral part of the financial statements.
44

MML Equity Fund		MML Inflation-Protected and Income Fund		MML iShares 60/40 Allocation Fund
Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

$8,714,790	$17,230,557	$3,518,252	$7,821,772	$530,411	$967,771
34,156,838	104,639,340	(621,168)	1,725,273	256,799	369,426
4,748,387	27,543,259	4,705,589	(4,491,610)	3,124,407	3,043,345
47,620,015	149,413,156	7,602,673	5,055,435	3,911,617	4,380,542

—	(23,267,331)	—	(6,327,078)	—	—
—	—	—	—	—	(614,867)
—	(2,235,132)	—	(1,708,253)	—	—
—	—	—	—	—	(488,333)
—	(25,502,463)	—	(8,035,331)	—	(1,103,200)

(39,036,369)	(56,896,257)	(10,138,588)	(12,780,036)	—	—
—	—	—	—	37,943	706,349
(7,981,880)	(17,384,976)	(769,031)	594,852	—	—
—	—	—	—	6,479,420	11,025,908
(47,018,249)	(74,281,233)	(10,907,619)	(12,185,184)	6,517,363	11,732,257
601,766	49,629,460	(3,304,946)	(15,165,080)	10,428,980	15,009,599

851,799,889	802,170,429	170,020,254	185,185,334	52,820,489	37,810,890
$ 852,401,655	$ 851,799,889	$ 166,715,308	$ 170,020,254	$ 63,249,469	$ 52,820,489

The accompanying notes are an integral part of the financial statements.
45

MML Series Investment Fund II (Continued)

Statements of Changes in Net Assets

	MML iShares 80/20 Allocation Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$769,565	$1,345,206
Net realized gain (loss)	252,595	746,215
Net change in unrealized appreciation (depreciation)	6,931,488	7,716,920
Net increase (decrease) in net assets resulting from operations	7,953,648	9,808,341
Distributions to shareholders (Note 2):
Initial Class	—	—
Class II	—	(602,685)
Service Class	—	—
Service Class I	—	(1,126,796)
Total distributions	—	(1,729,481)
Net fund share transactions (Note 5):
Initial Class	—	—
Class II	597,559	773,974
Service Class	—	—
Service Class I	15,082,157	21,305,535
Increase (decrease) in net assets from fund share transactions	15,679,716	22,079,509
Total increase (decrease) in net assets	23,633,364	30,158,369
Net assets
Beginning of period	93,854,692	63,696,323
End of period	$ 117,488,056	$ 93,854,692

The accompanying notes are an integral part of the financial statements.
46

MML Managed Bond Fund		MML Short-Duration Bond Fund		MML Small Cap Equity Fund
Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

$14,792,247	$29,469,812	$2,346,370	$4,862,612	$371,513	$711,413
(10,653,809)	(7,042,197)	(327,495)	(1,369,869)	7,261,488	19,611,082
22,248,633	1,352,549	1,498,623	3,850,454	(6,307,523)	(4,880,108)
26,387,071	23,780,164	3,517,498	7,343,197	1,325,478	15,442,387

—	(21,680,815)	—	—	—	(6,371,680)
—	—	—	(3,407,732)	—	—
—	(6,882,049)	—	—	—	(1,645,371)
—	—	—	(1,115,619)	—	—
—	(28,562,864)	—	(4,523,351)	—	(8,017,051)

59,891,853	(27,634,867)	—	—	(4,857,007)	(1,841,542)
—	—	(7,931,766)	(6,299,904)	—	—
39,352,035	(11,119,699)	—	—	(1,039,190)	(1,636,933)
—	—	243,864	(3,093,199)	—	—
99,243,888	(38,754,566)	(7,687,902)	(9,393,103)	(5,896,197)	(3,478,475)
125,630,959	(43,537,266)	(4,170,404)	(6,573,257)	(4,570,719)	3,946,861

608,572,087	652,109,353	115,079,969	121,653,226	128,490,681	124,543,820
$ 734,203,046	$ 608,572,087	$ 110,909,565	$ 115,079,969	$ 123,919,962	$ 128,490,681

The accompanying notes are an integral part of the financial statements.
47

MML Series Investment Fund II (Continued)

Statements of Changes in Net Assets

	MML U.S. Government Money Market Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,703,732	$9,941,920
Net realized gain (loss)	37	667
Net change in unrealized appreciation (depreciation)	—	—
Net increase (decrease) in net assets resulting from operations	3,703,769	9,942,587
Distributions to shareholders (Note 2):
Initial Class	(3,703,737)	(9,942,151)
Total distributions	(3,703,737)	(9,942,151)
Net fund share transactions (Note 5):
Initial Class	(8,630,443)	(8,435,963)
Increase (decrease) in net assets from fund share transactions	(8,630,443)	(8,435,963)
Total increase (decrease) in net assets	(8,630,411)	(8,435,527)
Net assets
Beginning of period	202,599,846	211,035,373
End of period	$ 193,969,435	$ 202,599,846

The accompanying notes are an integral part of the financial statements.
48

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Blend Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
6/30/25[r]	$21.69	$0.19	$0.87	$1.06	$—	$—	$—	$22.75	4.90%[b]	$494,055	0.45%[a]	1.74%[a]
12/31/24	19.45	0.42	2.42	2.84	(0.40)	(0.20)	(0.60)	21.69	14.64%	496,971	0.44%	2.00%
12/31/23	16.82	0.36	2.58	2.94	(0.31)	—	(0.31)	19.45	17.62%	490,890	0.45%	1.99%
12/31/22	20.84	0.28	(3.71)	(3.43)	(0.25)	(0.34)	(0.59)	16.82	(16.59%)	466,171	0.45%	1.56%
12/31/21	24.79	0.28	3.21	3.49	(0.57)	(6.87)	(7.44)	20.84	15.02%	620,820	0.44%	1.19%
12/31/20	22.93	0.51	2.37	2.88	—	(1.02)	(1.02)	24.79	12.87%	591,889	0.45%	2.26%
Service Class
6/30/25[r]	$21.51	$0.16	$0.86	$1.02	$—	$—	$—	$22.53	4.77%[b]	$188,208	0.70%[a]	1.48%[a]
12/31/24	19.30	0.36	2.40	2.76	(0.35)	(0.20)	(0.55)	21.51	14.36%	198,194	0.69%	1.76%
12/31/23	16.69	0.31	2.56	2.87	(0.26)	—	(0.26)	19.30	17.32%	187,650	0.70%	1.74%
12/31/22	20.68	0.24	(3.69)	(3.45)	(0.20)	(0.34)	(0.54)	16.69	(16.80%)	172,514	0.70%	1.32%
12/31/21	24.66	0.22	3.19	3.41	(0.52)	(6.87)	(7.39)	20.68	14.74%	217,290	0.69%	0.95%
12/31/20	22.87	0.46	2.35	2.81	—	(1.02)	(1.02)	24.66	12.57%	185,705	0.70%	2.01%

	Six Months Ended June 30, 2025[b,r]	Year Ended December 31
		2024	2023	2022	2021	2020
Portfolio turnover rate[x]	3%	7%	6%	5%	8%	231%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
x	Effective November 18, 2020, the amount does not include the portfolio activity of any underlying fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
49

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
6/30/25[r]	$30.45	$0.32	$1.45	$1.77	$—	$—	$—	$32.22	5.81%[b]	$783,095	0.43%[a]	2.10%[a]
12/31/24	26.27	0.60	4.48	5.08	(0.59)	(0.31)	(0.90)	30.45	19.39%	778,359	0.43%	2.04%
12/31/23	26.76	0.57	1.74	2.31	(0.58)	(2.22)	(2.80)	26.27	9.32%	723,177	0.44%	2.17%
12/31/22	32.09	0.58	(2.13)	(1.55)	(0.49)	(3.29)	(3.78)	26.76	(4.65%)	726,478	0.45%	2.02%
12/31/21	25.04	0.46	7.09	7.55	(0.50)	—	(0.50)	32.09	30.26%	821,006	0.43%	1.55%
12/31/20	28.10	0.51	(0.12)aa	0.39	(0.59)	(2.86)	(3.45)	25.04	3.03%	686,468	0.45%	2.13%
Service Class
6/30/25[r]	$29.77	$0.28	$1.41	$1.69	$—	$—	$—	$31.46	5.68%[b]	$69,307	0.68%[a]	1.85%[a]
12/31/24	25.71	0.51	4.38	4.89	(0.52)	(0.31)	(0.83)	29.77	19.09%	73,441	0.68%	1.79%
12/31/23	26.23	0.49	1.71	2.20	(0.50)	(2.22)	(2.72)	25.71	9.05%	78,993	0.69%	1.92%
12/31/22	31.52	0.50	(2.09)	(1.59)	(0.41)	(3.29)	(3.70)	26.23	(4.88%)	87,190	0.69%	1.76%
12/31/21	24.61	0.38	6.97	7.35	(0.44)	—	(0.44)	31.52	29.93%	104,959	0.68%	1.31%
12/31/20	27.68	0.44	(0.13)aa	0.31	(0.52)	(2.86)	(3.38)	24.61	2.77%	94,341	0.70%	1.88%

	Six Months Ended June 30, 2025[b,r]	Year Ended December 31
		2024	2023	2022	2021	2020
Portfolio turnover rate	37%	77%	48%	90%	73%	82%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
50

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Inflation-Protected and Income Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers (including interest expense)[p,q]	Ratio of expenses to average daily net assets after expense waivers (including interest expense)[j,p,q]	Ratio of expenses to average daily net assets after expense waivers (excluding interest expense)[j,q]	Net investment income (loss) to average daily net assets (including interest expense)[p]
Initial Class
6/30/25[r]	$8.56	$0.19	$0.21	$0.40	$—	$—	$—	$8.96	4.67%[b]	$125,665	0.65%[a]	0.62%[a]	0.62%[a]	4.33%[a]
12/31/24	8.72	0.38	(0.14)	0.24	(0.40)	—	(0.40)	8.56	2.72%	129,996	0.65%	0.61%	0.61%	4.40%
12/31/23	8.67	0.36	0.10	0.46	(0.41)	—	(0.41)	8.72	5.43%	145,054	0.66%	0.60%	0.60%	4.07%
12/31/22	11.12	0.28	(1.70)	(1.42)	(0.27)	(0.76)	(1.03)	8.67	(13.35%)	161,191	0.64%	0.60%	0.60%	2.79%
12/31/21	11.41	0.17	0.55	0.72	(0.13)	(0.88)	(1.01)	11.12	6.40%	240,863	0.60%	0.60%[l]	0.60%[l]	1.51%
12/31/20	10.28	0.17	0.97	1.14	(0.01)	—	(0.01)	11.41	11.11%	288,026	0.75%	0.74%	0.60%	1.54%
Service Class
6/30/25[r]	$8.48	$0.18	$0.20	$0.38	$—	$—	$—	$8.86	4.48%[b]	$41,050	0.90%[a]	0.87%[a]	0.87%[a]	4.09%[a]
12/31/24	8.63	0.36	(0.13)	0.23	(0.38)	—	(0.38)	8.48	2.59%	40,024	0.90%	0.86%	0.86%	4.14%
12/31/23	8.59	0.33	0.09	0.42	(0.38)	—	(0.38)	8.63	5.05%	40,131	0.91%	0.85%	0.85%	3.83%
12/31/22	11.03	0.25	(1.68)	(1.43)	(0.25)	(0.76)	(1.01)	8.59	(13.59%)	43,119	0.89%	0.85%	0.85%	2.57%
12/31/21	11.33	0.14	0.54	0.68	(0.10)	(0.88)	(0.98)	11.03	6.12%	52,977	0.85%	0.85%[l]	0.85%[l]	1.25%
12/31/20	10.23	0.14	0.97	1.11	(0.01)	—	(0.01)	11.33	10.88%	46,181	0.98%	0.98%[k]	0.85%	1.29%

	Six Months Ended June 30, 2025[b,r]	Year Ended December 31
		2024	2023	2022	2021	2020
Portfolio turnover rate	44%	70%	74%	76%	98%	84%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Expenses incurred during the period fell under the expense cap.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

p
Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses in the Statements of Operations. Income earned on investing proceeds from reverse repurchase agreements is included in interest income in the Statements of Operations.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
51

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML iShares® 60/40 Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class II
6/30/25[r]	$10.62	$0.11	$0.61	$0.72	$—	$—	$—	$—	$11.34	6.78%[b]	$30,013	0.55%[a]	0.46%[a]	1.98%[a]
12/31/24	9.79	0.23	0.84	1.07	(0.21)	(0.03)	—	(0.24)	10.62	10.91%	28,063	0.61%	0.46%	2.19%
12/31/23	8.64	0.20	1.12	1.32	(0.17)	—	—	(0.17)	9.79	15.24%	25,214	0.68%	0.46%	2.13%
12/31/22[g]	10.00	0.15	(1.36)	(1.21)	(0.14)	—	(0.01)	(0.15)	8.64	(12.14%)[b]	21,878	0.70%[a]	0.46%[a]	1.82%[a]
Service Class I
6/30/25[r]	$10.59	$0.10	$0.61	$0.71	$—	$—	$—	$—	$11.30	6.70%[b]	$33,236	0.80%[a]	0.71%[a]	1.82%[a]
12/31/24	9.77	0.22	0.82	1.04	(0.19)	(0.03)	—	(0.22)	10.59	10.61%	24,758	0.86%	0.71%	2.11%
12/31/23	8.63	0.19	1.10	1.29	(0.15)	—	—	(0.15)	9.77	14.99%	12,597	0.93%	0.71%	2.03%
12/31/22[g]	10.00	0.14	(1.38)	(1.24)	(0.12)	—	(0.01)	(0.13)	8.63	(12.37%)[b]	5,163	0.91%[a]	0.71%[a]	1.85%[a]

	Six Months Ended June 30, 2025[b,r]	Year Ended December 31		Period Ended December 31, 2022[b]
		2024	2023
Portfolio turnover rate[x]	5%	7%	5%	7%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	Fund commenced operations on February 11, 2022.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
x	Amount does not include the portfolio activity of any underlying fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
52

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML iShares® 80/20 Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class II
6/30/25[r]	$11.20	$0.09	$0.76	$0.85	$—	$—	$—	$—	$12.05	7.59%[b]	$32,427	0.51%[a]	0.46%[a]	1.65%[a]
12/31/24	9.99	0.20	1.25	1.45	(0.19)	(0.05)	—	(0.24)	11.20	14.45%	29,530	0.55%	0.46%	1.81%
12/31/23	8.54	0.18	1.41	1.59	(0.14)	—	—	(0.14)	9.99	18.64%	25,640	0.60%	0.46%	1.89%
12/31/22[g]	10.00	0.14	(1.47)	(1.33)	(0.12)	—	(0.01)	(0.13)	8.54	(13.28%)[b]	21,604	0.66%[a]	0.46%[a]	1.76%[a]
Service Class I
6/30/25[r]	$11.18	$0.08	$0.76	$0.84	$—	$—	$—	$—	$12.02	7.51%[b]	$85,061	0.76%[a]	0.71%[a]	1.45%[a]
12/31/24	9.97	0.18	1.24	1.42	(0.16)	(0.05)	—	(0.21)	11.18	14.19%	64,324	0.80%	0.71%	1.68%
12/31/23	8.54	0.17	1.38	1.55	(0.12)	—	—	(0.12)	9.97	18.22%	38,057	0.85%	0.71%	1.83%
12/31/22[g]	10.00	0.14	(1.48)	(1.34)	(0.11)	—	(0.01)	(0.12)	8.54	(13.40%)[b]	18,703	0.86%[a]	0.71%[a]	1.82%[a]

	Six Months Ended June 30, 2025[b,r]	Year Ended December 31		Period Ended December 31, 2022[b]
		2024	2023
Portfolio turnover rate[x]	4%	6%	8%	7%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	Fund commenced operations on February 11, 2022.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
x	Amount does not include the portfolio activity of any underlying fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
53

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Managed Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Initial Class
6/30/25[r]	$10.77	$0.25	$0.19	$0.44	$—	$—	$—	$11.21	4.09%[b]	$532,769	0.45%[a]	0.45%[a,l]	4.68%[a]
12/31/24	10.85	0.51	(0.07)	0.44	(0.52)	—	(0.52)	10.77	3.88%	453,319	0.45%	N/A	4.72%
12/31/23	10.60	0.50	0.18	0.68	(0.43)	—	(0.43)	10.85	6.70%	484,522	0.45%	N/A	4.66%
12/31/22	13.02	0.35	(2.29)	(1.94)	(0.36)	(0.12)	(0.48)	10.60	(15.01%)	568,357	0.44%	N/A	3.02%
12/31/21	13.59	0.29	(0.18)	0.11	(0.43)	(0.25)	(0.68)	13.02	0.81%	762,726	0.42%	N/A	2.20%
12/31/20	12.64	0.42	0.54	0.96	(0.01)	—	(0.01)	13.59	7.62%	756,218	0.43%	N/A	3.25%
Service Class
6/30/25[r]	$10.73	$0.24	$0.18	$0.42	$—	$—	$—	$11.15	3.96%[b]	$201,434	0.70%[a]	0.70%[a,l]	4.43%[a]
12/31/24	10.81	0.48	(0.07)	0.41	(0.49)	—	(0.49)	10.73	3.62%	155,253	0.70%	N/A	4.47%
12/31/23	10.55	0.47	0.19	0.66	(0.40)	—	(0.40)	10.81	6.43%	167,588	0.70%	N/A	4.42%
12/31/22	12.95	0.32	(2.27)	(1.95)	(0.33)	(0.12)	(0.45)	10.55	(15.22%)	184,737	0.69%	N/A	2.76%
12/31/21	13.53	0.26	(0.19)	0.07	(0.40)	(0.25)	(0.65)	12.95	0.56%	258,923	0.67%	N/A	1.96%
12/31/20	12.61	0.39	0.54	0.93	(0.01)	—	(0.01)	13.53	7.40%	271,928	0.68%	N/A	3.01%

	Six Months Ended June 30, 2025[b,r]	Year Ended December 31
		2024	2023	2022	2021	2020
Portfolio turnover rate	88%[t]	222%[t]	215%	243%	263%	226%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
t	Portfolio turnover rate excluding TBA transactions for the period ended June 30, 2025 was 41% and for the fiscal year ended December 31, 2024 was 56%.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
54

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Short-Duration Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders				Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class II
6/30/25[r]	$9.12	$0.20	$0.09	$0.29	$—	$—	$9.41	3.18%[b]	$79,165	0.59%[a]	4.27%[a]
12/31/24	8.91	0.37	0.20	0.57	(0.36)	(0.36)	9.12	6.48%	84,521	0.60%	4.13%
12/31/23	8.65	0.32	0.27	0.59	(0.33)	(0.33)	8.91	6.94%	88,746	0.58%	3.69%
12/31/22	9.71	0.22	(0.97)	(0.75)	(0.31)	(0.31)	8.65	(7.79%)	98,969	0.59%	2.39%
12/31/21	9.84	0.20	(0.00)[d]	0.20	(0.33)	(0.33)	9.71	2.01%	133,235	0.55%	2.05%
12/31/20	9.69	0.29	(0.14)	0.15	(0.00)[d]	(0.00)[d]	9.84	1.55%	142,514	0.56%	3.00%
Service Class I
6/30/25[r]	$9.08	$0.18	$0.10	$0.28	$—	$—	$9.36	3.08%[b]	$31,744	0.84%[a]	4.03%[a]
12/31/24	8.88	0.35	0.19	0.54	(0.34)	(0.34)	9.08	6.11%	30,559	0.85%	3.88%
12/31/23	8.62	0.30	0.27	0.57	(0.31)	(0.31)	8.88	6.70%	32,907	0.82%	3.45%
12/31/22	9.67	0.19	(0.96)	(0.77)	(0.28)	(0.28)	8.62	(8.00%)	31,985	0.85%	2.16%
12/31/21	9.81	0.18	(0.01)	0.17	(0.31)	(0.31)	9.67	1.69%	37,508	0.80%	1.80%
12/31/20	9.68	0.26	(0.13)	0.13	(0.00)[d]	(0.00)[d]	9.81	1.34%	47,956	0.81%	2.74%

	Six Months Ended June 30, 2025[b,r]	Year Ended December 31
		2024	2023	2022	2021	2020
Portfolio turnover rate	23%	48%	19%	26%	64%	44%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
55

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Small Cap Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
6/30/25[r]	$11.59	$0.04	$0.10	$0.14	$—	$—	$—	$11.73	1.17%[b]	$99,639	0.71%[a]	0.66%[a]
12/31/24	10.92	0.07	1.34	1.41	—	(0.74)	(0.74)	11.59	12.94%	103,430	0.71%	0.61%
12/31/23	9.39	0.05	1.61	1.66	(0.13)	—	(0.13)	10.92	17.81%	99,251	0.73%	0.50%
12/31/22	12.76	0.06	(2.02)	(1.96)	(0.08)	(1.33)	(1.41)	9.39	(15.88%)	90,514	0.73%	0.59%
12/31/21	11.11	0.03	2.46	2.49	(0.06)	(0.78)	(0.84)	12.76	22.75%	116,599	0.69%	0.20%
12/31/20	9.34	0.07	1.84	1.91	(0.05)	(0.09)	(0.14)	11.11	20.70%	104,243	0.73%	0.77%
Service Class
6/30/25[r]	$11.23	$0.02	$0.10	$0.12	$—	$—	$—	$11.35	1.04%[b]	$24,281	0.96%[a]	0.41%[a]
12/31/24	10.63	0.04	1.30	1.34	—	(0.74)	(0.74)	11.23	12.66%	25,061	0.96%	0.36%
12/31/23	9.14	0.02	1.57	1.59	(0.10)	—	(0.10)	10.63	17.52%	25,293	0.98%	0.25%
12/31/22	12.46	0.04	(1.98)	(1.94)	(0.05)	(1.33)	(1.38)	9.14	(16.09%)	23,617	0.98%	0.34%
12/31/21	10.87	(0.01)bb	2.41	2.40	(0.03)	(0.78)	(0.81)	12.46	22.45%	30,289	0.94%	(0.05%)
12/31/20	9.14	0.04	1.81	1.85	(0.03)	(0.09)	(0.12)	10.87	20.39%	25,345	0.98%	0.52%

	Six Months Ended June 30, 2025[b,r]	Year Ended December 31
		2024	2023	2022	2021	2020
Portfolio turnover rate	18%	35%	36%	29%	30%	36%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
56

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML U. S. Government Money Market Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Initial Class
6/30/25[r]	$1.00	$0.02	$0.00[d]	$0.02	$(0.02)	$—	$(0.02)	$1.00	1.92%[b]	$193,969	0.52%[a]	N/A	3.84%[a]
12/31/24	1.00	0.05	0.00[d]	0.05	(0.05)	—	(0.05)	1.00	4.79%	202,600	0.51%	N/A	4.69%
12/31/23	1.00	0.05	0.00[d]	0.05	(0.05)	—	(0.05)	1.00	4.63%	211,035	0.52%	N/A	4.51%
12/31/22	1.00	0.01	0.00[d]	0.01	(0.01)	—	(0.01)	1.00	1.22%	241,166	0.54%	0.41%	1.31%
12/31/21	1.00	0.00[d]	0.00[d]	0.00 [d]	—	—	—	1.00	0.00%	174,991	0.52%	0.05%	0.00%[e]
12/31/20	1.00	0.00[d]	0.00[d]	0.00 [d]	(0.00)[d]	—	(0.00)[d]	1.00	0.23%	223,388	0.52%	0.30%	0.21%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
57

Notes to Financial Statements (Unaudited)

1.	The Funds
MML Series Investment Fund II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 8, 2005, which was amended and restated as of February 28, 2005 and December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):
MML Blend Fund (“Blend Fund”)
MML Equity Fund (“Equity Fund”)
MML Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)
MML iShares® 60/40 Allocation Fund
MML iShares® 80/20 Allocation Fund
MML Managed Bond Fund (“Managed Bond Fund”)
MML Short-Duration Bond Fund (“Short-Duration Bond Fund”)
MML Small Cap Equity Fund (“Small Cap Equity Fund”)
MML U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)
The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund, and MML Aggressive Allocation Fund, which are “funds of funds” series of MML Series Investment Fund, another open-end management investment company sponsored by MassMutual, are the record owners of all of the outstanding shares of the Funds.
Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.
The Blend Fund, MML iShares 60/40 Allocation Fund, and MML iShares 80/20 Allocation Fund invest substantially all of their investable assets in shares of ETFs advised by an affiliate of the Funds’ subadviser, BlackRock Investment Management, LLC (“Underlying ETFs”). The financial statements of the applicable Underlying ETFs are presented separately and can be obtained from the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.
2.	Significant Accounting Policies
The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
Each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. MML Investment Advisers, LLC (“MML Advisers”) acts as each Fund’s CODM. Each Fund represents a single operating segment, and the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance

58

Notes to Financial Statements (Unaudited) (Continued)
with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmark(s) and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements.
Investment Valuation
The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Advisers will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (with the exception of debt securities held by the U.S. Government Money Market Fund) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. The U.S. Government Money Market Fund’s debt securities are typically valued at amortized cost, which approximates fair value, but may be valued using a vendor quote if MML Advisers determines it more closely approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the U.S. Government Money Market Fund must adhere to certain conditions. It is the intention of the U.S. Government Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured.
Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.
The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

59

Notes to Financial Statements (Unaudited) (Continued)
The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.
Investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs may be fair valued using alternate valuation approaches including, but not limited to, the following:
Market approach: considers factors including the price of recent investments in the same or similar security or financial metrics of comparable securities.
Income approach: considers factors including expected future cash flows, security specific risks, and corresponding discount rates.
Cost approach: considers factors including the value of the security’s underlying assets and liabilities.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date
Level 2 – other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

60

Notes to Financial Statements (Unaudited) (Continued)
Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.
In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.
The MML iShares 60/40 Allocation Fund characterized all long-term investments at Level 1, as of June 30, 2025. The U.S. Government Money Market Fund characterized all investments at Level 2, as of June 30, 2025. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
The following is the aggregate value by input level, as of June 30, 2025, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Blend Fund
Asset Investments
Exchange-Traded Funds	$681,620,752	$—	$—	$681,620,752
Short-Term Investments	8,636,950	1,023,113	—	9,660,063
Total Investments	$690,257,702	$1,023,113	$—	$691,280,815
Equity Fund
Asset Investments
Common Stock	$840,765,640	$—	$—	$840,765,640
Exchange-Traded Funds	6,370,744	—	—	6,370,744
Short-Term Investments	79,794	4,335,525	—	4,415,319
Total Investments	$847,216,178	$4,335,525	$—	$851,551,703
Inflation-Protected and Income Fund
Asset Investments
Non-U.S. Government Agency Obligations	$—	$101,144,029	$—	$101,144,029
U.S. Government Agency Obligations and Instrumentalities	—	5,085,891	—	5,085,891
U.S. Treasury Obligations	—	35,697,970	—	35,697,970
Short-Term Investments	—	20,006,949	—	20,006,949
Total Investments	$—	$161,934,839	$—	$161,934,839
Asset Derivatives
Futures Contracts	$47,699	$—	$—	$47,699
Swap Agreements	—	2,316,615	—	2,316,615
Total	$47,699	$2,316,615	$—	$2,364,314
Liability Derivatives
Futures Contracts	$(130,249)	$—	$—	$(130,249)

61

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
MML iShares 80/20 Allocation Fund
Asset Investments
Exchange-Traded Funds	$117,376,353	$—	$—	$117,376,353
Short-Term Investments	1,198,425	324,052	—	1,522,477
Total Investments	$118,574,778	$324,052	$—	$118,898,830
Managed Bond Fund
Asset Investments
Corporate Debt	$—	$279,206,974	$—	$279,206,974
Non-U.S. Government Agency Obligations	—	140,130,099	—	140,130,099
Sovereign Debt Obligations	—	1,298,720	—	1,298,720
U.S. Government Agency Obligations and Instrumentalities	—	199,719,210	—	199,719,210
U.S. Treasury Obligations	—	99,360,951	—	99,360,951
Short-Term Investments	5,568,130	5,486,361	—	11,054,491
Total Investments	$5,568,130	$725,202,315	$—	$730,770,445
Asset Derivatives
Futures Contracts	$897,406	$—	$—	$897,406
Liability Derivatives
Futures Contracts	$(36,231)	$—	$—	$(36,231)
Short-Duration Bond Fund
Asset Investments
Corporate Debt	$—	$49,423,234	$—	$49,423,234
Non-U.S. Government Agency Obligations	—	38,343,994	—	38,343,994
U.S. Government Agency Obligations and Instrumentalities	—	592	—	592
Short-Term Investments	565,973	22,394,870	—	22,960,843
Total Investments	$565,973	$110,162,690	$—	$110,728,663
Asset Derivatives
Futures Contracts	$245,108	$—	$—	$245,108
Liability Derivatives
Futures Contracts	$(305,798)	$—	$—	$(305,798)
Small Cap Equity Fund
Asset Investments
Common Stock	$122,583,869	$—	$—	$122,583,869
Short-Term Investments	1,579,917	1,395,833	—	2,975,750
Total Investments	$124,163,786	$1,395,833	$—	$125,559,619

For certain Funds the Statement of Assets and Liabilities shows liabilities for investments purchased on a delayed delivery basis. These amounts approximate fair value and would be categorized at Level 2 for each applicable Fund as of June 30, 2025.
The Funds had no Level 3 transfers during the period ended June 30, 2025.

62

Notes to Financial Statements (Unaudited) (Continued)
Derivative Instruments
Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.
At June 30, 2025, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Equity Risk	Interest/ Inflation Rate Risk	Total
Inflation-Protected and Income Fund
Asset Derivatives
Futures Contracts^^	$—	$47,699	$47,699
Swap Agreements*	2,179,800	—	2,179,800
Swap Agreements^^,^^^	—	136,815	136,815
Total Value	$2,179,800	$184,514	$2,364,314
Liability Derivatives
Futures Contracts^^	$—	$(130,249)	$(130,249)
Realized Gain (Loss)#
Futures Contracts	$—	$(263,355)	$(263,355)
Swap Agreements	2,444	(444,966)	(442,522)
Total Realized Gain (Loss)	$2,444	$(708,321)	$(705,877)
Change in Appreciation (Depreciation)##
Futures Contracts	$—	$(75,134)	$(75,134)
Swap Agreements	3,487,538	89,795	3,577,333
Total Change in Appreciation (Depreciation)	$3,487,538	$14,661	$3,502,199
Managed Bond Fund
Asset Derivatives
Futures Contracts^^	$—	$897,406	$897,406
Liability Derivatives
Futures Contracts^^	$—	$(36,231)	$(36,231)
Realized Gain (Loss)#
Futures Contracts	$—	$(536,075)	$(536,075)
Change in Appreciation (Depreciation)##
Futures Contracts	$—	$1,474,050	$1,474,050
Short-Duration Bond Fund
Asset Derivatives
Futures Contracts^^	$—	$245,108	$245,108
Liability Derivatives
Futures Contracts^^	$—	$(305,798)	$(305,798)
Realized Gain (Loss)#
Futures Contracts	$—	$48,239	$48,239
Change in Appreciation (Depreciation)##
Futures Contracts	$—	$(193,676)	$(193,676)

*	Statements of Assets and Liabilities location: Open swap agreements, at value, as applicable.

63

Notes to Financial Statements (Unaudited) (Continued)
^^
Cumulative appreciation (depreciation) on futures contracts and centrally cleared swap agreements is reported in “Futures Contracts” and “Swap Agreements” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

^^^	Represents centrally cleared swap agreements which are not subject to a master netting agreement or similar agreement.
#	Statements of Operations location: Amounts are included in net realized gain (loss) on futures contracts or swap agreements, as applicable.
##	Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on futures contracts or swap agreements, as applicable.
For the period ended June 30, 2025, the average balances for each derivative type were as follows:

	Average Balances of Outstanding Derivative Financial Instruments
	Inflation-Protected and Income Fund	Managed Bond Fund	Short-Duration Bond Fund
Futures Contracts:
Average number of contracts - long	23	544	306
Average number of contracts - short	187	50	208
Swap Agreements:
Interest Rate Swaps:
Average notional amounts	$14,800,000
Total Return Swaps:
Average notional amounts	$120,163,061

The Portfolio of Investments included in a Fund’s financial statements shows the assets or liabilities of the Fund associated with individual derivatives transactions. The terms of many of those transactions contemplate that derivatives receivables and payables between the same two parties may be netted and that the parties will collateralize certain obligations. The following tables provide an illustration of the possible effect of netting provisions and of collateral (delivered or received) on a Fund’s derivatives exposure as of June 30, 2025. Netting arrangements vary among different counterparties, and the actual disposition of derivatives receivables and payables, and of collateral, in a bankruptcy or insolvency can be complicated and difficult to predict.
The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) or similar agreement and net of the related collateral received by the Fund(s) as of June 30, 2025.

Asset Valuation Inputs
Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received**	Net Amount*
Inflation-Protected and Income Fund
BNP Paribas SA	$ 1,763,367	$ —	$ (830,000)	$ 933,367
Goldman Sachs International	416,433	—	—	416,433
	$2,179,800	$—	$(830,000)	$1,349,800

*	Represents the net amount receivable from the counterparty in the event of default.
**	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†
The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within an MNA or similar agreement.

64

Notes to Financial Statements (Unaudited) (Continued)
Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. The Fund(s) and counterparties may not be permitted to sell, re-pledge, or use the collateral they receive. In the event that cash collateral is restricted for use, the balance will be reflected as restricted cash within the Statement of Assets and Liabilities.
Further details regarding the derivatives and other investments held by the Fund(s) during the period ended June 30, 2025, are discussed below.
Futures Contracts
A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts.
Futures Contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.
Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.
When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
Swap Agreements
Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).
Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

65

Notes to Financial Statements (Unaudited) (Continued)
Total Return Swaps. A Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).
Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.
Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked to market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.
During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.
During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.
A Fund’s current exposure to a counterparty is the fair value of the transaction.
Inflation-Linked Securities
Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.

66

Notes to Financial Statements (Unaudited) (Continued)
Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.
The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.
Repurchase Agreements
Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Due to the short-term nature of repurchase agreements, face value approximates fair value. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.
When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions
A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.
These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value by MML Advisers. A Fund records on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, a Fund records a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.
Dollar Roll Transactions
A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

67

Notes to Financial Statements (Unaudited) (Continued)
Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.
A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.
Mortgage- and Asset-Backed Securities
A Fund may invest in mortgage- and asset-backed securities. Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage- backed securities, represent a participation in, or are secured by, mortgage loans. Mortgage-backed securities may include securities that are issued or guaranteed by U.S. Government agencies or instrumentalities or other issuers, including private companies. Asset-backed securities are generally structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as consumer loans or receivables and they may be backed by collateralized debt obligations (“CDOs”), including collateralized bond obligations and collateralized loan obligations (“CLOs”).
Investments in mortgage- and asset-backed securities subject a Fund to credit risk, interest rate risk, extension risk, and prepayment risk, among other risks. Certain of these risks may be higher for investments in mortgage-backed securities composed of subprime mortgages and investments in CDOs and CLOs backed by pools of high-risk, below investment grade debt securities. Mortgage-backed and asset-backed securities not issued by a government agency generally involve greater credit risk than securities issued by government agencies. Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the security. A Fund’s investments in mortgage-backed securities may make a Fund’s net asset value more susceptible to economic, market, political, and other developments affecting the residential and commercial real estate markets and the servicing of mortgage loans secured by real estate properties. Payments on mortgage-backed and many asset-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. A Fund may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be highly volatile. See a Fund’s Portfolio of Investments, if applicable, for mortgage-related and other asset-backed securities as of June 30, 2025.
Securities Lending
Each Fund, other than the U.S. Government Money Market Fund, may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).
Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At June 30, 2025, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

68

Notes to Financial Statements (Unaudited) (Continued)
Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.
The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Funds in securities lending transactions during the period ended June 30, 2025, is reflected as securities lending income on the Statement of Operations.
Accounting for Investment Transactions
Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Non-cash dividends received in the form of stock are recorded as dividend income at market value. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.
Foreign Currency Translation
The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.
Allocation of Operating Activity
In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets. In addition, each of the Blend Fund, MML iShares 60/40 Allocation Fund, and MML iShares 80/20 Allocation Fund will also incur certain fees and expenses indirectly as a shareholder in the Underlying ETFs. Because the Underlying ETFs have varied expense and fee levels, and the Blend Fund, MML iShares 60/40 Allocation Fund, and MML iShares 80/20 Allocation Fund may own different proportions of Underlying ETFs at different times, the amount of fees and expenses indirectly incurred by each of the Blend Fund, MML iShares 60/40 Allocation Fund, and MML iShares 80/20 Allocation Fund
will vary.

69

Notes to Financial Statements (Unaudited) (Continued)
Foreign Securities
The Short-Duration Bond Fund invests a significant amount of its assets in foreign securities. The other Funds, except for the Blend Fund, MML iShares 60/40 Allocation Fund, and MML iShares 80/20 Allocation Fund, may also invest in foreign securities. In addition, certain Underlying ETFs may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.
Market Risk
The value of a Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. A Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
Federal Income Tax
It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.
Dividends and Distributions to Shareholders
Dividends from net investment income are either declared daily and paid monthly or declared and paid annually depending on the requirements of each Fund. Dividends from net investment income may also be distributed at other times throughout the year as required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

70

Notes to Financial Statements (Unaudited) (Continued)
3.	Investment Advisory Fees and Other Transactions
Investment Advisory Fees and Investment Subadvisers
MML Advisers, a wholly-owned subsidiary of MassMutual, serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives investment advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

Fund	Investment Advisory Fee
Blend Fund	0.50% on the first $100 million;
0.45% on the next $200 million;
0.40% on the next $200 million; and
0.35% on any excess over $500 million
Equity Fund	0.50% on the first $100 million;
0.45% on the next $200 million;
0.40% on the next $200 million; and
0.35% on any excess over $500 million
Inflation-Protected and Income Fund	0.60% on the first $100 million;
0.55% on the next $200 million;
0.50% on the next $200 million; and
0.45% on any excess over $500 million
MML iShares 60/40 Allocation Fund	0.30% on the first $2 billion; and
0.28% on any excess over $2 billion
MML iShares 80/20 Allocation Fund	0.30% on the first $2 billion; and
0.28% on any excess over $2 billion
Managed Bond Fund	0.50% on the first $100 million;
0.45% on the next $200 million;
0.40% on the next $200 million; and
0.35% on any excess over $500 million
Short-Duration Bond Fund	0.35% on the first $300 million; and
0.30% on any excess over $300 million
Small Cap Equity Fund	0.65% on the first $100 million;
0.60% on the next $100 million;
0.55% on the next $300 million; and
0.50% on any excess over $500 million
U.S. Government Money Market Fund	0.50% on the first $100 million;
0.45% on the next $200 million;
0.40% on the next $200 million; and
0.35% on any excess over $500 million

71

Notes to Financial Statements (Unaudited) (Continued)
MML Advisers has entered into investment subadvisory agreements with Barings LLC (“Barings”), a wholly-owned subsidiary of MM Asset Management Holding LLC, itself a wholly-owned subsidiary of MassMutual Holding LLC, a controlled subsidiary of MassMutual, on behalf of certain Funds. These agreements provide that Barings manage the investment and reinvestment of assets of these Funds. Barings receives a subadvisory fee from MML Advisers, based upon each Fund’s average daily net assets, at the following annual rates:

Inflation-Protected and Income Fund*	0.08%
Managed Bond Fund*	0.10%
Short-Duration Bond Fund*	0.08%
U.S. Government Money Market Fund	0.05%

*
Baring International Investment Limited (“BIIL”), a wholly-owned subsidiary of Barings, serves as a sub-subadviser of the Fund. BIIL does not receive a fee from Barings under the sub-subadvisory agreement with Barings.

MML Advisers has also entered into investment subadvisory agreements for certain Funds with the unaffiliated investment subadviser(s) shown in the following table. MML Advisers pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of other Funds or accounts of MML Advisers or its affiliates for which the subadviser provides subadvisory services.

Blend Fund	BlackRock Investment Management, LLC
Equity Fund	Brandywine Global Investment Management, LLC
MML iShares 60/40 Allocation Fund	BlackRock Investment Management, LLC
MML iShares 80/20 Allocation Fund	BlackRock Investment Management, LLC
Small Cap Equity Fund	Invesco Advisers, Inc.

The applicable Funds’ subadvisory fees are paid monthly by MML Advisers out of the investment advisory fees previously disclosed above.
Administration Fees
For the Funds noted below, under a separate Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide administrative and shareholder services and bear some Fund-specific administrative expenses. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class II	Service Class I
MML iShares 60/40 Allocation Fund	0.15%	0.15%
MML iShares 80/20 Allocation Fund	0.15%	0.15%
Short-Duration Bond Fund	0.15%	0.15%

Distribution and Service Fees
MML Distributors, LLC (the “Distributor”) acts as distributor to the Funds. Pursuant to a Distribution and Services Plan adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, Service Class shares and Service Class I shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares and Service Class I shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares or Service Class I shares, as applicable, of each Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class and Service Class I shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

72

Notes to Financial Statements (Unaudited) (Continued)
Expense Caps and Waivers
MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2026, based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class II	Service Class I
MML iShares 60/40 Allocation Fund	0.50%	0.75%
MML iShares 80/20 Allocation Fund	0.50%	0.75%

Effective April 25, 2025, MML Advisers has agreed to cap the fees and expenses of the Fund noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2026, based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Initial Class	Service Class
Inflation-Protected and Income Fund	0.64%	0.89%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
Prior to April 25, 2025, MML Advisers had agreed to cap the fees and expenses of the Fund noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Initial Class	Service Class
Inflation-Protected and Income Fund	0.61%	0.86%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
Effective April 25, 2025, MML Advisers has agreed to cap the fees and expenses of the Fund noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2027, based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Initial Class	Service Class
Managed Bond Fund	0.57%	0.82%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
MML Advisers has agreed to voluntarily waive some or all of its investment advisory fees and, if necessary, reimburse some or all of the U.S. Government Money Market Fund’s other expenses, in an attempt to allow the Initial Class shares of the Fund to maintain a 1-day yield of at least approximately 0.00%. MML Advisers may amend or discontinue this waiver at any time without advance notice.
Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

73

Notes to Financial Statements (Unaudited) (Continued)
Affiliated Brokerage Commissions
The Fund(s) listed below had portfolio transactions that were placed with brokerage firms which are affiliates of the Fund’s investment adviser or subadviser. Brokerage commissions are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) in the Statements of Operations. The commissions paid to these affiliated firms were as follows:

Affiliated Brokerage Commissions
Small Cap Equity Fund	$1,146

Rebated Brokerage Commissions
The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the period ended June 30, 2025, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Equity Fund	$6,321
Small Cap Equity Fund	473

Deferred Compensation
Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and are included within Payables for Trustees’ fees and expenses in the Statements of Assets and Liabilities.
Other
Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.
4.	Purchases and Sales of Investments
Cost of purchases and proceeds from sales of investment securities (excluding short-term investments for the period ended June 30, 2025, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Blend Fund	$—	$21,675,563	$—	$60,562,682
Equity Fund	—	314,019,881	—	352,706,072
Inflation-Protected and Income Fund	7,325,577	49,836,590	13,920,470	45,446,325
MML iShares 60/40 Allocation Fund	—	9,892,309	—	2,868,411
MML iShares 80/20 Allocation Fund	—	21,039,301	—	4,654,744
Managed Bond Fund	534,249,477	154,449,747	461,534,570	116,480,546
Short-Duration Bond Fund	—	20,758,616	537	27,438,762
Small Cap Equity Fund	—	21,648,969	—	27,492,878

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The Funds did not have any cross trade activity during the period.

74

Notes to Financial Statements (Unaudited) (Continued)
5.	Capital Share Transactions
Changes in shares outstanding for each Fund were as follows:

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Blend Fund Initial Class
Sold	290,151	$ 6,318,191	431,995	$ 9,015,812
Issued as reinvestment of dividends	—	—	662,108	14,060,213
Redeemed	(1,488,668)	(32,297,327)	(3,410,345)	(71,056,004)
Net increase (decrease)	(1,198,517)	$(25,979,136)	(2,316,242)	$(47,979,979)
Blend Fund Service Class
Sold	131,175	$2,809,676	616,362	$12,854,738
Issued as reinvestment of dividends	—	—	238,256	5,022,537
Redeemed	(993,840)	(21,285,324)	(1,361,098)	(28,071,626)
Net increase (decrease)	(862,665)	$(18,475,648)	(506,480)	$(10,194,351)
Equity Fund Initial Class
Sold	130,958	$4,047,927	375,316	$11,045,045
Issued as reinvestment of dividends	—	—	775,382	23,267,331
Redeemed	(1,387,844)	(43,084,296)	(3,111,677)	(91,208,633)
Net increase (decrease)	(1,256,886)	$(39,036,369)	(1,960,979)	$(56,896,257)
Equity Fund Service Class
Sold	45,395	$1,411,502	124,044	$3,469,306
Issued as reinvestment of dividends	—	—	76,105	2,235,132
Redeemed	(309,365)	(9,393,382)	(806,039)	(23,089,414)
Net increase (decrease)	(263,970)	$(7,981,880)	(605,890)	$(17,384,976)
Inflation-Protected and Income Fund Initial Class
Sold	683,420	$6,076,516	1,704,831	$14,816,717
Issued as reinvestment of dividends	—	—	728,087	6,327,078
Redeemed	(1,842,349)	(16,215,104)	(3,889,777)	(33,923,831)
Net increase (decrease)	(1,158,929)	$(10,138,588)	(1,456,859)	$(12,780,036)
Inflation-Protected and Income Fund Service Class
Sold	387,205	$3,378,772	768,967	$6,617,733
Issued as reinvestment of dividends	—	—	198,173	1,708,253
Redeemed	(475,835)	(4,147,803)	(894,013)	(7,731,134)
Net increase (decrease)	(88,630)	$(769,031)	73,127	$594,852
MML iShares 60/40 Allocation Fund Class II
Sold	4,681	$50,756	14,534	$152,867
Issued as reinvestment of dividends	—	—	57,877	614,867
Redeemed	(1,182)	(12,813)	(5,791)	(61,385)
Net increase (decrease)	3,499	$37,943	66,620	$706,349
MML iShares 60/40 Allocation Fund Service Class I
Sold	668,321	$7,165,653	1,069,262	$11,249,535
Issued as reinvestment of dividends	—	—	46,120	488,333
Redeemed	(64,074)	(686,233)	(67,226)	(711,960)
Net increase (decrease)	604,247	$6,479,420	1,048,156	$11,025,908

75

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
MML iShares 80/20 Allocation Fund Class II
Sold	57,597	$ 635,238	19,245	$ 210,198
Issued as reinvestment of dividends	—	—	53,860	602,685
Redeemed	(3,317)	(37,679)	(3,550)	(38,909)
Net increase (decrease)	54,280	$597,559	69,555	$773,974
MML iShares 80/20 Allocation Fund Service Class I
Sold	1,521,520	$17,285,769	1,999,732	$21,992,095
Issued as reinvestment of dividends	—	—	100,917	1,126,796
Redeemed	(195,030)	(2,203,612)	(164,399)	(1,813,356)
Net increase (decrease)	1,326,490	$15,082,157	1,936,250	$21,305,535
Managed Bond Fund Initial Class
Sold	9,647,386	$106,122,996	5,223,011	$56,834,076
Issued as reinvestment of dividends	—	—	1,986,057	21,680,815
Redeemed	(4,218,421)	(46,231,143)	(9,744,697)	(106,149,758)
Net increase (decrease)	5,428,965	$59,891,853	(2,535,629)	$(27,634,867)
Managed Bond Fund Service Class
Sold	5,253,696	$57,532,837	2,023,458	$21,863,046
Issued as reinvestment of dividends	—	—	632,321	6,882,049
Redeemed	(1,665,813)	(18,180,802)	(3,681,164)	(39,864,794)
Net increase (decrease)	3,587,883	$39,352,035	(1,025,385)	$(11,119,699)
Short-Duration Bond Fund Class II
Sold	81,101	$748,638	1,299,332	$11,723,859
Issued as reinvestment of dividends	—	—	379,903	3,407,732
Redeemed	(939,287)	(8,680,404)	(2,366,679)	(21,431,495)
Net increase (decrease)	(858,186)	$(7,931,766)	(687,444)	$(6,299,904)
Short-Duration Bond Fund Service Class I
Sold	339,150	$3,124,677	643,275	$5,791,467
Issued as reinvestment of dividends	—	—	124,650	1,115,619
Redeemed	(313,502)	(2,880,813)	(1,109,495)	(10,000,285)
Net increase (decrease)	25,648	$243,864	(341,570)	$(3,093,199)
Small Cap Equity Fund Initial Class
Sold	104,775	$1,202,993	388,210	$4,428,558
Issued as reinvestment of dividends	—	—	555,086	6,371,680
Redeemed	(531,284)	(6,060,000)	(1,105,088)	(12,641,780)
Net increase (decrease)	(426,509)	$(4,857,007)	(161,792)	$(1,841,542)
Small Cap Equity Fund Service Class
Sold	122,151	$1,356,216	207,227	$2,311,939
Issued as reinvestment of dividends	—	—	147,795	1,645,371
Redeemed	(213,926)	(2,395,406)	(502,609)	(5,594,243)
Net increase (decrease)	(91,775)	$(1,039,190)	(147,587)	$(1,636,933)
U.S. Government Money Market Fund Initial Class
Sold	56,106,532	$56,106,532	94,147,571	$94,147,571
Issued as reinvestment of dividends	3,703,735	3,703,735	9,942,146	9,942,146
Redeemed	(68,440,710)	(68,440,710)	(112,525,680)	(112,525,680)
Net increase (decrease)	(8,630,443)	$(8,630,443)	(8,435,963)	$(8,435,963)

76

Notes to Financial Statements (Unaudited) (Continued)
6.	Federal Income Tax Information
At June 30, 2025, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Blend Fund	$552,581,781	$164,434,478	$(25,735,444)	$138,699,034
Equity Fund	649,187,331	210,473,391	(8,109,019)	202,364,372
Inflation-Protected and Income Fund	164,318,186	1,016,103	(3,399,450)	(2,383,347)
MML iShares 60/40 Allocation Fund	56,685,880	7,187,040	(676,238)	6,510,802
MML iShares 80/20 Allocation Fund	100,744,774	18,362,283	(208,227)	18,154,056
Managed Bond Fund	753,045,413	7,348,900	(29,623,868)	(22,274,968)
Short-Duration Bond Fund	111,256,291	959,578	(1,487,206)	(527,628)
Small Cap Equity Fund	96,710,723	35,488,472	(6,639,576)	28,848,896

Note: The aggregate cost for investments for the U.S. Government Money Market Fund at June 30, 2025, is the same for financial reporting and U.S. federal income tax purposes.
Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years. Capital losses may be carried forward indefinitely, and retain the character of the original loss.
At December 31, 2024, the following Fund(s) had accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
lnflation-Protected and Income Fund	$(28,562,604)	$(6,942,207)
Managed Bond Fund	(27,242,439)	(79,483,300)
Short-Duration Bond Fund	(6,356,522)	(12,516,548)

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.
The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2024, was as follows:

	Ordinary Income	Long Term Capital Gain
Blend Fund	$12,678,980	$6,403,770
Equity Fund	16,570,703	8,931,760
Inflation-Protected and Income Fund	8,035,331	—
MML iShares 60/40 Allocation Fund	950,461	152,739
MML iShares 80/20 Allocation Fund	1,360,365	369,116
Managed Bond Fund	28,562,864	—
Short-Duration Bond Fund	4,523,351	—
Small Cap Equity Fund	—	8,017,051
U.S. Government Money Market Fund	9,942,151	—

77

Notes to Financial Statements (Unaudited) (Continued)
The following Fund(s) have elected to pass through the foreign tax credit for the year ended December 31, 2024:

Amount
MML iShares 60/40 Allocation Fund	$21,785
MML iShares 80/20 Allocation Fund	59,749

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2024, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.
At December 31, 2024, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total
Blend Fund	$13,491,926	$23,108,270	$(35,812)	$108,645,146	$145,209,530
Equity Fund	24,654,611	96,079,637	(44,327)	192,819,034	313,508,955
lnflation-Protected and Income Fund	7,481,961	(35,504,811)	(15,272)	(6,028,427)	(34,066,549)
MML iShares 60/40 Allocation Fund	77,685	258,684	—	3,148,187	3,484,556
MML iShares 80/20 Allocation Fund	109,387	429,387	—	10,681,579	11,220,353
Managed Bond Fund	27,340,748	(106,725,739)	(43,598)	(44,884,622)	(124,313,211)
Short-Duration Bond Fund	4,664,389	(18,873,070)	(6,399)	(2,253,185)	(16,468,265)
Small Cap Equity Fund	1,400,728	18,845,283	(5,673)	34,944,422	55,184,760
U.S. Government Money Market Fund	—	—	(9,188)	—	(9,188)

The Funds did not have any unrecognized tax benefits at June 30, 2025, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2025, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, or the returns filed to date for Funds in existence less than three years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.
7.	Indemnifications
Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
8.	New Accounting Pronouncements
In December 2023, FASB issued Accounting Standards Update 2023-09 — Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to enhance the transparency and decision usefulness of income tax disclosures. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and allows for early adoption. Management is currently evaluating the impact of applying this update.

78

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.

79

Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.

80

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

81

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Trustees’ Approval of Investment Advisory Contracts
At their meetings in May and June 2025, the Contract Committee (the “Committee”) and the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), considered and re-approved the existing advisory and subadvisory agreements (collectively, the “Contracts”) for each of the Blend Fund, Equity Fund, Inflation-Protected and Income Fund, MML iShares 60/40 Allocation Fund, MML iShares 80/20 Allocation Fund, Managed Bond Fund, Short-Duration Bond Fund, Small Cap Equity Fund, and U.S. Government Money Market Fund, as applicable. In preparation for the meetings, the Trustees requested, and MML Advisers and the subadvisers provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.
The Committee received in advance of the meetings (i) a memorandum from MML Advisers discussing the nature and quality of the services it provides as investment adviser to the Funds; (ii) a profitability analysis prepared by MML Advisers; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third-Party Report provided detailed comparative advisory fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MML Advisers and each of the subadvisers.
The Committee considered the nature, scope, and quality of services MML Advisers provides to the Funds, including: (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the capabilities of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the Funds, and the needs of the Funds for administrative and shareholder services. The Committee noted that it had received in the Meeting Materials or during the course of the past year: (i) detailed information regarding MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (ii) a wide range of information about the subadvisers and their personnel with responsibility for providing services to the Funds, as applicable, and the fees payable to each subadviser by MML Advisers. MML Advisers reviewed with the Committee in detail the work MML Advisers does in its oversight roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to provide those services.
The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s net advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against funds in its “category” and a benchmark index). In connection with the Committee’s review, MML Advisers provided commentary and analysis regarding each Fund’s expenses and performance and a recommendation as to the action to be taken by the Committee. Throughout the discussion, MML Advisers responded to Committee members’ questions and provided additional information concerning each Fund.
The Committee reviewed the expense and performance information for each Fund. (References to any performance periods are to periods ended December 31, 2024, except as otherwise noted. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)
The Committee considered that the Short-Duration Bond Fund, Managed Bond Fund, Equity Fund, Small Cap Equity Fund, Blend Fund, MML iShares 60/40 Allocation Fund, and MML iShares 80/20 Allocation Fund had total net expense ratios below the medians of their peer groups, or in the lowest two-thirds of their peer groups. Of those Funds, all had net advisory fees at or below the medians of their peer groups, or in the lowest two-thirds of their peer groups, except the Blend Fund. The Committee considered MML Advisers’ statement that the advisory arrangements for the Blend Fund require MML Advisers to bear shareholder servicing expenses having the effect of increasing the Fund’s net advisory fee above the rate that would otherwise prevail, and that the shareholder services in question are the same as the services required under any separate shareholder servicing agreement relating to other Funds in the Trust and MML Series Investment Fund. The Committee considered MML Advisers’ statement that, although the Blend Fund’s net advisory fee would still be above the peer group median even if it were reduced by the portion of the fee attributable to shareholder services, it considered the fee acceptable both in light of the first-quintile total net expense ratio of the Fund and the highly favorable investment performance of the Fund in both the short- and long- term periods.
The Committee noted that the U.S. Government Money Market Fund and Inflation-Protected and Income Fund had both total net expense ratios and net advisory fees in the highest one-third of their respective peer groups. The Committee considered MML Advisers’ statement that, if the net advisory fee for the Inflation-Protected and Income Fund was reduced by the portion of the fee attributable to administrative services (which include shareholder services), the net advisory fee paid by the Fund would be at its peer group median.

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In the case of the U.S. Government Money Market Fund, the Committee considered that the Fund’s total net expense ratio and net advisory fee, each at the 78th percentile of its peer group, were 13 basis points and 22 basis points above the peer group median, respectively. The Committee considered MML Advisers’ statement that, if the net advisory fee for the Fund was reduced by the portion of the fee attributable to administrative services, the net advisory fee would have been significantly lower and would have fallen within seven basis points of the peer group median. The Committee also considered MML Advisers’ statement that the Fund’s fourth quartile total net expense ratio was primarily driven by the Fund’s relatively small asset base, and that the Fund’s peer group includes several funds that are significantly larger than the Fund (which were included due to the limited number of funds that would otherwise be included in the peer group), and so benefit from economies of scale not available to the Fund.
The Committee also determined that the absolute difference between these Funds’ total net expense ratios and their peer group medians were not otherwise so high as to prevent the approval of their advisory agreements. The Committee determined that the foregoing Funds’ net advisory fees did not appear unreasonable in light of the information presented.
The Committee determined on the basis of these factors that the Funds’ net advisory fees, in light of the total net expenses of the Funds generally, were consistent with the continuation of their advisory agreements.
The Committee considered that the Managed Bond Fund, Inflation-Protected and Income Fund, Equity Fund, Small Cap Equity Fund, and Blend Fund achieved three-year investment performance above the medians of their performance categories, or in the top two-thirds of their performance categories. In addition, the Committee considered that the Short-Duration Bond Fund performed in the bottom one-third of its performance category for the three-year period, but performed above the median of its performance category for the one-year period.
As to the U.S. Government Money Market Fund, the Committee considered that the Fund had performed in the 84th percentile of its performance category for the one- and three-year periods. The Committee considered MML Advisers’ statement that the Fund’s three-year performance was within 0.18% of its performance category median, due almost entirely to the net expense differential, and was below the performance category median for each of the past three years. The Committee also considered MML Advisers’ statement that the Fund is intended to serve as a conservative vehicle where investors may invest cash with minimal risk.
Each of the MML iShares 60/40 Allocation Fund and MML iShares 80/20 Allocation Fund was launched in February 2022. The Committee noted that the Funds had each performed at or within the top half for the one-year period (50th percentile for the MML iShares 60/40 Allocation Fund and 19th percentile for the MML iShares 80/20 Allocation Fund, relative to each Fund’s performance category). The Committee considered MML Advisers’ statement that, although the period each Fund had been operational was too short a period to evaluate performance meaningfully, each of the Funds appeared to be performing appropriately.
The Committee determined on the basis of these factors and on other factors and information considered by the Committee that the Funds’ performance, for the various periods presented, and the level of ongoing review of various underperforming Funds, were consistent with the continuation of the Contracts.
The Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting and during the course of the year, concerning economies of scale and the profitability of MML Advisers’ advisory relationship with the various Funds, including: (i) a description of MML Advisers’ revenues from the Funds (including advisory fees and administrative and shareholder services fees, as applicable) and the expense allocation methodology employed by MML Advisers; and (ii) profitability information with respect to each individual Fund. The discussions included consideration of the intangible benefits derived by MML Advisers and its affiliates resulting from their relationships with the Funds and any so-called “fallout benefits” to MML Advisers (which were not considered to be substantial in any event), such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to subadvisers (including sub-subadvisers, as applicable) due to so-called “soft-dollar arrangements.” Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

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As to each of the Funds, the Committee concluded that: (i) it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MML Advisers’ oversight of each Fund and the subadvisory process; (ii) MML Advisers’ levels of profitability from its relationship with the various Funds are not excessive and the advisory fees payable under the advisory agreements and each Fund’s total net expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of the subadvisers appear well suited to the Funds, as applicable, given their investment objectives and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MML Advisers has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (v) the terms of the Contracts are fair and reasonable with respect to each Fund and are in the best interests of each Fund’s shareholders.

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Underwriter:
MML Distributors, LLC
1295 State Street
Springfield, Massachusetts 01111-0001

© 2025 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001.
All rights reserved. www.MassMutual.com.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics (Item 2) – Not applicable.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 (17 CFR 240.10D-1) – Not applicable.

(a)(3) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) – Not applicable.

(a)(5) Change in Registrant’s independent public accountant – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund II

By (Signature and Title)	/s/ Douglas Steele
Douglas Steele, President and Principal Executive Officer

Date	8/25/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Douglas Steele
Douglas Steele, President and Principal Executive Officer

Date	8/25/2025

By (Signature and Title)	/s/ Renée Hitchcock
Renée Hitchcock, Treasurer and Principal Financial Officer

Date	8/25/2025